UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06637

The UBS Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Jana L. Cresswell, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

UBS Engage For Impact Fund Class P - UEIPX

UBS Engage For Impact Fund Class P2 - EIPTX

UBS Global Allocation Fund Class A - BNGLX

UBS Global Allocation Fund Class P - BPGLX

UBS US Dividend Ruler Fund Class P - DVRUX

UBS US Dividend Ruler Fund Class P2 - DVRPX

UBS All China Equity Fund Class P - UACPX

UBS All China Equity Fund Class P2 - ACPTX

UBS Emerging Markets Equity Opportunity Fund Class P - UEMPX

UBS Emerging Markets Equity Opportunity Fund Class P2 - EMPTX

UBS International Sustainable Equity Fund Class A - BNIEX

UBS International Sustainable Equity Fund Class P - BNUEX

UBS International Sustainable Equity Fund Class P2 - ESPTX

UBS Multi Income Bond Fund Class A - UTBAX

UBS Multi Income Bond Fund Class P - UTBPX

UBS Multi Income Bond Fund Class P2 - UTBTX

UBS Sustainable Development Bank Bond Fund Class P - UDBPX

UBS Sustainable Development Bank Bond Fund Class P2 - UDBTX

UBS U.S. Small Cap Growth Fund Class A - BNSCX

UBS U.S. Small Cap Growth Fund Class P - BISCX

UBS US Quality Growth At Reasonable Price Fund Class P - QGRPX

Annual Shareholder Report

June 30, 2024

UBS Engage For Impact Fund

Class P

UEIPX

Fund Overview

This annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$94	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Consumer Staples and Energy contributed positively to performance.

• The individual stock positions that contributed to performance the most were:

     • Micron rose on continued positive sentiment regarding rising demand for High Bandwidth Memory, which is increasingly of interest in the artificial intelligence boom.

     • Sprouts Farmers Market shares rallied on strong first quarter operating results with double-digit growth in gross profit dollars, and an upward revision in full year guidance reflecting a positive outlook.

     • Galp Energia shares traded well following the completion of its first phase of Mopane exploration campaign in Namibia; as the discovery surprised investors to the upside, with maximum flows achieved during well tests.

What didn’t work:

• Stock selection in Consumer Discretionary and Information Technology contributed negatively to performance

• The individual stock positions that negatively impacted performance the most were:

     • Not owning NVIDIA detracted from relative performance as shares rallied on strong revenue, bullish forward guidance and a liquidity-raising stock split. Data centre revenue was up 427% year on year, driven by strong demand for their graphics processing units.

     • Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

     • JTOWER shares fell on news competitors KDDI and Softbank are in talks to broaden the scope of their 5G cellular network partnership, which investors interpretated as a sharp close to JTower’s tower co-sharing expansion potential. We believe the infrastructure growth potential to be significant still.

The Fund did not invest in derivatives during the reporting period.

UBS Engage For Impact Fund

Class P

Fund Overview

Fund Performance

	Class P	MSCI All Country World Index (net)
10/31/2018	$10,050	$10,154
11/30/2018	$10,170	$10,302
12/31/2018	$9,316	$9,577
1/31/2019	$10,167	$10,333
2/28/2019	$10,547	$10,609
3/31/2019	$10,657	$10,743
4/30/2019	$10,957	$11,105
5/31/2019	$10,067	$10,447
6/30/2019	$10,827	$11,131
7/31/2019	$10,587	$11,163
8/31/2019	$10,367	$10,899
9/30/2019	$10,527	$11,128
10/31/2019	$10,827	$11,432
11/30/2019	$11,177	$11,712
12/31/2019	$11,519	$12,124
1/31/2020	$11,108	$11,990
2/29/2020	$10,347	$11,022
3/31/2020	$8,580	$9,534
4/30/2020	$9,669	$10,555
5/31/2020	$10,224	$11,014
6/30/2020	$10,419	$11,366
7/31/2020	$10,841	$11,967
8/31/2020	$11,416	$12,699
9/30/2020	$11,180	$12,290
10/31/2020	$11,087	$11,991
11/30/2020	$12,752	$13,469
12/31/2020	$13,470	$14,095
1/31/2021	$13,574	$14,031
2/28/2021	$13,895	$14,356
3/31/2021	$14,237	$14,739
4/30/2021	$14,609	$15,383
5/31/2021	$14,827	$15,623
6/30/2021	$14,765	$15,829
7/31/2021	$14,796	$15,938
8/31/2021	$15,417	$16,337
9/30/2021	$14,816	$15,662
10/31/2021	$15,562	$16,461
11/30/2021	$15,096	$16,065
12/31/2021	$15,657	$16,707
1/31/2022	$14,223	$15,887
2/28/2022	$13,698	$15,477
3/31/2022	$13,896	$15,812
4/30/2022	$13,010	$14,546
5/31/2022	$13,104	$14,563
6/30/2022	$11,623	$13,336
7/31/2022	$12,369	$14,267
8/31/2022	$11,903	$13,742
9/30/2022	$10,912	$12,426
10/31/2022	$11,728	$13,176
11/30/2022	$12,731	$14,198
12/31/2022	$12,158	$13,639
1/31/2023	$12,982	$14,617
2/28/2023	$12,617	$14,198
3/31/2023	$12,617	$14,636
4/30/2023	$12,723	$14,846
5/31/2023	$12,381	$14,687
6/30/2023	$13,123	$15,540
7/31/2023	$13,841	$16,109
8/31/2023	$13,546	$15,659
9/30/2023	$12,993	$15,011
10/31/2023	$12,264	$14,560
11/30/2023	$13,240	$15,904
12/31/2023	$14,159	$16,667
1/31/2024	$13,874	$16,765
2/29/2024	$14,656	$17,485
3/31/2024	$15,107	$18,034
4/30/2024	$14,609	$17,439
5/31/2024	$15,035	$18,147
6/30/2024	$14,917	$18,551

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 10/24/18
Class P	13.67%	6.62%	7.29%
MSCI All Country World Index (net)	19.38%	10.76%	11.49%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$51,747,265
# of Portfolio Holdings	48
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	4.5%
AstraZeneca PLC (United Kingdom)	4.2
Micron Technology, Inc.	4.2
Alcon, Inc. (Switzerland)	4.0
Danone SA (France)	3.9

UBS Engage For Impact Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.4%
Health Care	16.4%
Industrials	13.3%
Consumer Staples	9.8%
Financials	9.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Engage For Impact Fund

S1771

Class P

Annual Shareholder Report

June 30, 2024

UBS Engage For Impact Fund

Class P2

EIPTX

Fund Overview

This annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$30	0.28%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Consumer Staples and Energy contributed positively to performance.

• The individual stock positions that contributed to performance the most were:

     • Micron rose on continued positive sentiment regarding rising demand for High Bandwidth Memory, which is increasingly of interest in the artificial intelligence boom.

     • Sprouts Farmers Market shares rallied on strong first quarter operating results with double-digit growth in gross profit dollars, and an upward revision in full year guidance reflecting a positive outlook.

     • Galp Energia shares traded well following the completion of its first phase of Mopane exploration campaign in Namibia; as the discovery surprised investors to the upside, with maximum flows achieved during well tests.

What didn’t work:

• Stock selection in Consumer Discretionary and Information Technology contributed negatively to performance

• The individual stock positions that negatively impacted performance the most were:

     • Not owning NVIDIA detracted from relative performance as shares rallied on strong revenue, bullish forward guidance and a liquidity-raising stock split. Data centre revenue was up 427% year on year, driven by strong demand for their graphics processing units.

     • Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

     • JTOWER shares fell on news competitors KDDI and Softbank are in talks to broaden the scope of their 5G cellular network partnership, which investors interpretated as a sharp close to JTower’s tower co-sharing expansion potential. We believe the infrastructure growth potential to be significant still.

The Fund did not invest in derivatives during the reporting period.

UBS Engage For Impact Fund

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI All Country World Index (net)
2/28/2021	$9,839	$9,752
3/31/2021	$10,088	$10,012
4/30/2021	$10,359	$10,450
5/31/2021	$10,521	$10,613
6/30/2021	$10,477	$10,753
7/31/2021	$10,506	$10,827
8/31/2021	$10,953	$11,098
9/30/2021	$10,535	$10,639
10/31/2021	$11,063	$11,182
11/30/2021	$10,740	$10,913
12/31/2021	$11,150	$11,350
1/31/2022	$10,137	$10,792
2/28/2022	$9,763	$10,514
3/31/2022	$9,904	$10,741
4/30/2022	$9,281	$9,881
5/31/2022	$9,356	$9,893
6/30/2022	$8,301	$9,059
7/31/2022	$8,841	$9,692
8/31/2022	$8,508	$9,335
9/30/2022	$7,802	$8,441
10/31/2022	$8,392	$8,951
11/30/2022	$9,115	$9,645
12/31/2022	$8,706	$9,265
1/31/2023	$9,305	$9,930
2/28/2023	$9,052	$9,645
3/31/2023	$9,043	$9,942
4/30/2023	$9,128	$10,085
5/31/2023	$8,892	$9,977
6/30/2023	$9,431	$10,556
7/31/2023	$9,954	$10,943
8/31/2023	$9,743	$10,637
9/30/2023	$9,355	$10,197
10/31/2023	$8,833	$9,891
11/30/2023	$9,541	$10,804
12/31/2023	$10,205	$11,323
1/31/2024	$9,999	$11,389
2/29/2024	$10,573	$11,878
3/31/2024	$10,907	$12,251
4/30/2024	$10,547	$11,846
5/31/2024	$10,864	$12,327
6/30/2024	$10,778	$12,602

Average Annual Total Returns (%)

	1 Year	Since Inception 2/23/21
Class P2	14.29%	2.26%
MSCI All Country World Index (net)	19.38%	7.15%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$51,747,265
# of Portfolio Holdings	48
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Broadcom, Inc.	4.5%
AstraZeneca PLC (United Kingdom)	4.2
Micron Technology, Inc.	4.2
Alcon, Inc. (Switzerland)	4.0
Danone SA (France)	3.9

UBS Engage For Impact Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.4%
Health Care	16.4%
Industrials	13.3%
Consumer Staples	9.8%
Financials	9.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Engage For Impact Fund

S1772

Class P2

Annual Shareholder Report

June 30, 2024

UBS Global Allocation Fund

Class A

BNGLX

Fund Overview

This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.21%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• In October 2023, the yield on 10-year US Treasury bonds reached 5%, but by the end of the reporting period, yields had declined about 1%. As a result, the fund’s slight underweight duration relative to the Fund’s secondary benchmark index, a blend of 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD), hurt performance.

• From an asset class perspective, the largest detractor has been in foreign currency exposure. Our overweight positions in Japanese yen and Brazilian real were our largest detractors to performance. Additionally, within US equities our positioning has detracted from overall performance due to opportunistic positions in US small-cap and mid-cap stocks which underperformed large-cap equities.

• With respect to our tactical asset allocation decisions, an overweight in the EURO STOXX Banks sector was the largest contributor.

Bottom-up security selection:

Security selection in US large-cap value, emerging markets equity, international equity, China equity, and US securitized fixed income strategies detracted from performance. Meanwhile, security selection within US large-cap growth, intermediate investment grade fixed income, global government fixed income, and below-investment grade fixed income contributed to performance.

We use derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilize various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures are sometimes used to manage overall regional exposure while increasing exposure to active managers. We also utilize futures to gain exposure to asset classes when limited by our max allocation to external ETFs by SEC rules.

UBS Global Allocation Fund

Class A

Fund Overview

Fund Performance

	Class A with Load	MSCI All Country World Index (net)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	FTSE World Government Bond Index (Hedged in USD)
6/30/2014	$9,452	$10,000	$10,000	$10,000
7/31/2014	$9,409	$9,879	$9,943	$10,040
8/31/2014	$9,572	$10,097	$10,128	$10,173
9/30/2014	$9,443	$9,770	$9,923	$10,153
10/31/2014	$9,486	$9,838	$9,991	$10,221
11/30/2014	$9,675	$10,003	$10,137	$10,338
12/31/2014	$9,546	$9,810	$10,054	$10,426
1/31/2015	$9,538	$9,656	$10,042	$10,638
2/28/2015	$9,846	$10,194	$10,347	$10,558
3/31/2015	$9,769	$10,036	$10,282	$10,638
4/30/2015	$9,795	$10,327	$10,430	$10,556
5/31/2015	$9,820	$10,314	$10,395	$10,490
6/30/2015	$9,649	$10,071	$10,195	$10,354
7/31/2015	$9,769	$10,158	$10,300	$10,486
8/31/2015	$9,315	$9,462	$9,869	$10,468
9/30/2015	$8,998	$9,119	$9,686	$10,553
10/31/2015	$9,606	$9,835	$10,153	$10,581
11/30/2015	$9,632	$9,754	$10,105	$10,586
12/31/2015	$9,360	$9,578	$9,986	$10,561
1/31/2016	$8,956	$9,000	$9,705	$10,774
2/29/2016	$8,798	$8,938	$9,713	$10,907
3/31/2016	$9,149	$9,601	$10,165	$10,964
4/30/2016	$9,228	$9,742	$10,248	$10,945
5/31/2016	$9,299	$9,755	$10,280	$11,010
6/30/2016	$9,185	$9,696	$10,340	$11,270
7/31/2016	$9,457	$10,114	$10,622	$11,310
8/31/2016	$9,527	$10,148	$10,629	$11,273
9/30/2016	$9,606	$10,210	$10,666	$11,266
10/31/2016	$9,483	$10,036	$10,502	$11,120
11/30/2016	$9,378	$10,113	$10,480	$10,935
12/31/2016	$9,490	$10,331	$10,624	$10,957
1/31/2017	$9,670	$10,614	$10,766	$10,874
2/28/2017	$9,849	$10,911	$10,985	$10,970
3/31/2017	$10,010	$11,045	$11,061	$10,957
4/30/2017	$10,154	$11,217	$11,194	$11,029
5/31/2017	$10,342	$11,465	$11,365	$11,086
6/30/2017	$10,333	$11,517	$11,379	$11,045
7/31/2017	$10,558	$11,839	$11,579	$11,068
8/31/2017	$10,674	$11,884	$11,653	$11,180
9/30/2017	$10,728	$12,114	$11,759	$11,110
10/31/2017	$10,890	$12,365	$11,926	$11,160
11/30/2017	$11,024	$12,605	$12,077	$11,187
12/31/2017	$11,070	$12,808	$12,195	$11,192
1/31/2018	$11,425	$13,530	$12,575	$11,115
2/28/2018	$11,134	$12,962	$12,260	$11,121
3/31/2018	$11,098	$12,685	$12,163	$11,258
4/30/2018	$11,070	$12,806	$12,214	$11,213
5/31/2018	$11,079	$12,822	$12,233	$11,236
6/30/2018	$10,988	$12,752	$12,212	$11,279
7/31/2018	$11,179	$13,137	$12,422	$11,254
8/31/2018	$11,152	$13,240	$12,486	$11,267
9/30/2018	$11,179	$13,298	$12,496	$11,216
10/31/2018	$10,497	$12,301	$11,934	$11,216
11/30/2018	$10,615	$12,481	$12,072	$11,293
12/31/2018	$10,215	$11,602	$11,643	$11,483
1/31/2019	$10,834	$12,518	$12,236	$11,585
2/28/2019	$10,979	$12,853	$12,428	$11,576
3/31/2019	$11,125	$13,015	$12,617	$11,797
4/30/2019	$11,389	$13,454	$12,864	$11,777
5/31/2019	$10,952	$12,656	$12,499	$11,989
6/30/2019	$11,425	$13,485	$13,062	$12,161
7/31/2019	$11,425	$13,524	$13,126	$12,256
8/31/2019	$11,325	$13,203	$13,090	$12,610
9/30/2019	$11,425	$13,481	$13,224	$12,535
10/31/2019	$11,671	$13,850	$13,419	$12,481
11/30/2019	$11,853	$14,188	$13,594	$12,431
12/31/2019	$12,129	$14,688	$13,848	$12,355
1/31/2020	$12,080	$14,526	$13,881	$12,634
2/29/2020	$11,496	$13,352	$13,297	$12,836
3/31/2020	$10,307	$11,550	$12,224	$12,845
4/30/2020	$11,028	$12,787	$13,054	$12,961
5/31/2020	$11,350	$13,343	$13,387	$12,944
6/30/2020	$11,515	$13,769	$13,660	$12,982
7/31/2020	$12,022	$14,498	$14,148	$13,111
8/31/2020	$12,392	$15,385	$14,610	$12,977
9/30/2020	$12,139	$14,889	$14,371	$13,075
10/31/2020	$12,012	$14,527	$14,158	$13,067
11/30/2020	$13,210	$16,318	$15,215	$13,092
12/31/2020	$13,778	$17,075	$15,648	$13,109
1/31/2021	$13,679	$16,998	$15,558	$13,012
2/28/2021	$13,847	$17,391	$15,640	$12,730
3/31/2021	$14,026	$17,856	$15,878	$12,706
4/30/2021	$14,342	$18,637	$16,296	$12,707
5/31/2021	$14,501	$18,927	$16,460	$12,730
6/30/2021	$14,461	$19,176	$16,626	$12,800
7/31/2021	$14,451	$19,308	$16,794	$12,991
8/31/2021	$14,679	$19,791	$17,026	$12,952
9/30/2021	$14,372	$18,974	$16,523	$12,798
10/31/2021	$14,778	$19,942	$17,017	$12,774
11/30/2021	$14,402	$19,462	$16,852	$12,926
12/31/2021	$14,872	$20,241	$17,195	$12,809
1/31/2022	$14,386	$19,247	$16,587	$12,619
2/28/2022	$14,042	$18,749	$16,253	$12,473
3/31/2022	$14,018	$19,156	$16,319	$12,195
4/30/2022	$13,188	$17,622	$15,359	$11,865
5/31/2022	$13,283	$17,643	$15,328	$11,785
6/30/2022	$12,429	$16,156	$14,480	$11,646
7/31/2022	$12,844	$17,284	$15,223	$11,919
8/31/2022	$12,453	$16,648	$14,704	$11,561
9/30/2022	$11,729	$15,054	$13,675	$11,199
10/31/2022	$12,121	$15,962	$14,151	$11,159
11/30/2022	$12,642	$17,200	$14,930	$11,398
12/31/2022	$12,345	$16,524	$14,454	$11,161
1/31/2023	$12,991	$17,708	$15,206	$11,413
2/28/2023	$12,581	$17,200	$14,848	$11,232
3/31/2023	$12,531	$17,731	$15,283	$11,535
4/30/2023	$12,581	$17,986	$15,436	$11,575
5/31/2023	$12,432	$17,793	$15,309	$11,523
6/30/2023	$12,904	$18,826	$15,826	$11,493
7/31/2023	$13,240	$19,515	$16,154	$11,457
8/31/2023	$12,954	$18,970	$15,873	$11,439
9/30/2023	$12,456	$18,186	$15,361	$11,226
10/31/2023	$12,108	$17,639	$15,047	$11,159
11/30/2023	$12,904	$19,267	$16,072	$11,514
12/31/2023	$13,508	$20,192	$16,738	$11,878
1/31/2024	$13,419	$20,311	$16,775	$11,839
2/29/2024	$13,724	$21,182	$17,158	$11,752
3/31/2024	$14,093	$21,847	$17,534	$11,842
4/30/2024	$13,635	$21,126	$17,071	$11,647
5/31/2024	$14,093	$21,984	$17,527	$11,715
6/30/2024	$14,131	$22,474	$17,818	$11,810

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	9.51%	4.34%	4.10%
Class A with Load	3.52%	3.17%	3.52%
MSCI All Country World Index (net)	19.38%	10.76%	8.43%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	12.58%	6.41%	5.95%
FTSE World Government Bond Index (Hedged in USD)	2.75%	(0.58%)	1.68%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$153,472,343
# of Portfolio Holdings	330
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$758,956

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (%)

PACE International Equity Investments, Class P2	9.4%
UBS Emerging Markets Equity Opportunity Fund, Class P2	6.4
PACE International Emerging Markets Equity Investments, Class P2	6.4
PACE High Yield Investments, Class P2	5.9
SPDR Portfolio High Yield Bond ETF	4.6

UBS Global Allocation Fund

Class A

Top 5 Asset Classes (%)

Value	Value
Investment companies	29.5%
Common stocks	28.2%
Corporate bonds	10.3%
Exchange traded funds	7.7%
Short-Term Investments	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Global Allocation Fund

S1767

Class A

Annual Shareholder Report

June 30, 2024

UBS Global Allocation Fund

Class P

BPGLX

Fund Overview

This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$101	0.96%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• In October 2023, the yield on 10-year US Treasury bonds reached 5%, but by the end of the reporting period, yields had declined about 1%. As a result, the fund’s slight underweight duration relative to the Fund’s secondary benchmark index, a blend of 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD), hurt performance.

• From an asset class perspective, the largest detractor has been in foreign currency exposure. Our overweight positions in Japanese yen and Brazilian real were our largest detractors to performance. Additionally, within US equities our positioning has detracted from overall performance due to opportunistic positions in US small-cap and mid-cap stocks which underperformed large-cap equities.

• With respect to our tactical asset allocation decisions, an overweight in the EURO STOXX Banks sector was the largest contributor.

Bottom-up security selection:

Security selection in US large-cap value, emerging markets equity, international equity, China equity, and US securitized fixed income strategies detracted from performance. Meanwhile, security selection within US large-cap growth, intermediate investment grade fixed income, global government fixed income, and below-investment grade fixed income contributed to performance.

We use derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilize various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures are sometimes used to manage overall regional exposure while increasing exposure to active managers. We also utilize futures to gain exposure to asset classes when limited by our max allocation to external ETFs by SEC rules.

UBS Global Allocation Fund

Class P

Fund Overview

Fund Performance

	Class P	MSCI All Country World Index (net)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	FTSE World Government Bond Index (Hedged in USD)
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,956	$9,879	$9,943	$10,040
8/31/2014	$10,124	$10,097	$10,128	$10,173
9/30/2014	$10,000	$9,770	$9,923	$10,153
10/31/2014	$10,044	$9,838	$9,991	$10,221
11/30/2014	$10,249	$10,003	$10,137	$10,338
12/31/2014	$10,116	$9,810	$10,054	$10,426
1/31/2015	$10,107	$9,656	$10,042	$10,638
2/28/2015	$10,436	$10,194	$10,347	$10,558
3/31/2015	$10,356	$10,036	$10,282	$10,638
4/30/2015	$10,382	$10,327	$10,430	$10,556
5/31/2015	$10,418	$10,314	$10,395	$10,490
6/30/2015	$10,231	$10,071	$10,195	$10,354
7/31/2015	$10,364	$10,158	$10,300	$10,486
8/31/2015	$9,884	$9,462	$9,869	$10,468
9/30/2015	$9,556	$9,119	$9,686	$10,553
10/31/2015	$10,204	$9,835	$10,153	$10,581
11/30/2015	$10,231	$9,754	$10,105	$10,586
12/31/2015	$9,944	$9,578	$9,986	$10,561
1/31/2016	$9,524	$9,000	$9,705	$10,774
2/29/2016	$9,350	$8,938	$9,713	$10,907
3/31/2016	$9,725	$9,601	$10,165	$10,964
4/30/2016	$9,807	$9,742	$10,248	$10,945
5/31/2016	$9,889	$9,755	$10,280	$11,010
6/30/2016	$9,770	$9,696	$10,340	$11,270
7/31/2016	$10,054	$10,114	$10,622	$11,310
8/31/2016	$10,136	$10,148	$10,629	$11,273
9/30/2016	$10,227	$10,210	$10,666	$11,266
10/31/2016	$10,090	$10,036	$10,502	$11,120
11/30/2016	$9,981	$10,113	$10,480	$10,935
12/31/2016	$10,100	$10,331	$10,624	$10,957
1/31/2017	$10,296	$10,614	$10,766	$10,874
2/28/2017	$10,493	$10,911	$10,985	$10,970
3/31/2017	$10,661	$11,045	$11,061	$10,957
4/30/2017	$10,820	$11,217	$11,194	$11,029
5/31/2017	$11,026	$11,465	$11,365	$11,086
6/30/2017	$11,026	$11,517	$11,379	$11,045
7/31/2017	$11,260	$11,839	$11,579	$11,068
8/31/2017	$11,382	$11,884	$11,653	$11,180
9/30/2017	$11,438	$12,114	$11,759	$11,110
10/31/2017	$11,625	$12,365	$11,926	$11,160
11/30/2017	$11,766	$12,605	$12,077	$11,187
12/31/2017	$11,826	$12,808	$12,195	$11,192
1/31/2018	$12,206	$13,530	$12,575	$11,115
2/28/2018	$11,892	$12,962	$12,260	$11,121
3/31/2018	$11,854	$12,685	$12,163	$11,258
4/30/2018	$11,826	$12,806	$12,214	$11,213
5/31/2018	$11,835	$12,822	$12,233	$11,236
6/30/2018	$11,750	$12,752	$12,212	$11,279
7/31/2018	$11,959	$13,137	$12,422	$11,254
8/31/2018	$11,921	$13,240	$12,486	$11,267
9/30/2018	$11,959	$13,298	$12,496	$11,216
10/31/2018	$11,236	$12,301	$11,934	$11,216
11/30/2018	$11,359	$12,481	$12,072	$11,293
12/31/2018	$10,931	$11,602	$11,643	$11,483
1/31/2019	$11,588	$12,518	$12,236	$11,585
2/28/2019	$11,759	$12,853	$12,428	$11,576
3/31/2019	$11,911	$13,015	$12,617	$11,797
4/30/2019	$12,197	$13,454	$12,864	$11,777
5/31/2019	$11,731	$12,656	$12,499	$11,989
6/30/2019	$12,244	$13,485	$13,062	$12,161
7/31/2019	$12,244	$13,524	$13,126	$12,256
8/31/2019	$12,140	$13,203	$13,090	$12,610
9/30/2019	$12,244	$13,481	$13,224	$12,535
10/31/2019	$12,511	$13,850	$13,419	$12,481
11/30/2019	$12,710	$14,188	$13,594	$12,431
12/31/2019	$13,012	$14,688	$13,848	$12,355
1/31/2020	$12,961	$14,526	$13,881	$12,634
2/29/2020	$12,339	$13,352	$13,297	$12,836
3/31/2020	$11,064	$11,550	$12,224	$12,845
4/30/2020	$11,839	$12,787	$13,054	$12,961
5/31/2020	$12,186	$13,343	$13,387	$12,944
6/30/2020	$12,369	$13,769	$13,660	$12,982
7/31/2020	$12,910	$14,498	$14,148	$13,111
8/31/2020	$13,307	$15,385	$14,610	$12,977
9/30/2020	$13,042	$14,889	$14,371	$13,075
10/31/2020	$12,910	$14,527	$14,158	$13,067
11/30/2020	$14,195	$16,318	$15,215	$13,092
12/31/2020	$14,813	$17,075	$15,648	$13,109
1/31/2021	$14,709	$16,998	$15,558	$13,012
2/28/2021	$14,885	$17,391	$15,640	$12,730
3/31/2021	$15,093	$17,856	$15,878	$12,706
4/30/2021	$15,435	$18,637	$16,296	$12,707
5/31/2021	$15,601	$18,927	$16,460	$12,730
6/30/2021	$15,570	$19,176	$16,626	$12,800
7/31/2021	$15,560	$19,308	$16,794	$12,991
8/31/2021	$15,809	$19,791	$17,026	$12,952
9/30/2021	$15,477	$18,974	$16,523	$12,798
10/31/2021	$15,923	$19,942	$17,017	$12,774
11/30/2021	$15,518	$19,462	$16,852	$12,926
12/31/2021	$16,031	$20,241	$17,195	$12,809
1/31/2022	$15,510	$19,247	$16,587	$12,619
2/28/2022	$15,138	$18,749	$16,253	$12,473
3/31/2022	$15,125	$19,156	$16,319	$12,195
4/30/2022	$14,219	$17,622	$15,359	$11,865
5/31/2022	$14,331	$17,643	$15,328	$11,785
6/30/2022	$13,425	$16,156	$14,480	$11,646
7/31/2022	$13,872	$17,284	$15,223	$11,919
8/31/2022	$13,450	$16,648	$14,704	$11,561
9/30/2022	$12,668	$15,054	$13,675	$11,199
10/31/2022	$13,090	$15,962	$14,151	$11,159
11/30/2022	$13,661	$17,200	$14,930	$11,398
12/31/2022	$13,337	$16,524	$14,454	$11,161
1/31/2023	$14,038	$17,708	$15,206	$11,413
2/28/2023	$13,610	$17,200	$14,848	$11,232
3/31/2023	$13,545	$17,731	$15,283	$11,535
4/30/2023	$13,597	$17,986	$15,436	$11,575
5/31/2023	$13,441	$17,793	$15,309	$11,523
6/30/2023	$13,960	$18,826	$15,826	$11,493
7/31/2023	$14,324	$19,515	$16,154	$11,457
8/31/2023	$14,012	$18,970	$15,873	$11,439
9/30/2023	$13,493	$18,186	$15,361	$11,226
10/31/2023	$13,116	$17,639	$15,047	$11,159
11/30/2023	$13,973	$19,267	$16,072	$11,514
12/31/2023	$14,629	$20,192	$16,738	$11,878
1/31/2024	$14,536	$20,311	$16,775	$11,839
2/29/2024	$14,881	$21,182	$17,158	$11,752
3/31/2024	$15,267	$21,847	$17,534	$11,842
4/30/2024	$14,788	$21,126	$17,071	$11,647
5/31/2024	$15,294	$21,984	$17,527	$11,715
6/30/2024	$15,320	$22,474	$17,818	$11,810

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	9.74%	4.58%	4.36%
MSCI All Country World Index (net)	19.38%	10.76%	8.43%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	12.58%	6.41%	5.95%
FTSE World Government Bond Index (Hedged in USD)	2.75%	(0.58%)	1.68%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$153,472,343
# of Portfolio Holdings	330
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$758,956

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (%)

PACE International Equity Investments, Class P2	9.4%
UBS Emerging Markets Equity Opportunity Fund, Class P2	6.4
PACE International Emerging Markets Equity Investments, Class P2	6.4
PACE High Yield Investments, Class P2	5.9
SPDR Portfolio High Yield Bond ETF	4.6

UBS Global Allocation Fund

Class P

Top 5 Asset Classes (%)

Value	Value
Investment companies	29.5%
Common stocks	28.2%
Corporate bonds	10.3%
Exchange traded funds	7.7%
Short-Term Investments	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Global Allocation Fund

S1768

Class P

Annual Shareholder Report

June 30, 2024

UBS US Dividend Ruler Fund

Class P

DVRUX

Fund Overview

This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	0.51%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the financials, materials, and energy sectors were additive to performance

• Within sectors, the portfolio’s overweight to technology and underweight to consumer discretionary were positive performance contributors.

• Several holdings were beneficial for absolute performance, including:

     • Broadcom’s shares rallied given its growing exposure to artificial intelligence infrastructure

     • While artificial intelligence adoption remains in its early days, Microsoft appears to be a leader in monetizing its vast amount of data across its Office platform and leading Azure cloud offering.

     • Shares of Taiwan Semiconductor ADR rallied amid robust artificial intelligence datacenter demand from key customers such as NVIDIA.

What didn't work:

• Stock selection within industrials and consumer discretionary were the largest relative detractors.

• Within sectors, the portfolio’s underweight to communication services was the largest detractor.

• Several holdings weighed on absolute performance, including:

     • Shares of RTX slid amid issues with its geared turbofan engines. The associated cost of grounding the impacted planes, including actual repairs and remediation to customers, led management to cut its free cash flow guidance for 2024.

     • Starbucks shares fell due to declining same stores sales. The company blamed softer “occasional visitor” traffic and social media disinformation tied to its stance on the Middle East conflict.

     • Shares of UPS lagged due to weak parcel volumes and elevated labor costs. Looking forward, volumes appear to be near trough levels. Margins should also begin to rebound driven by greater mix of more profitable segments such as healthcare and small and medium-sized businesses, and lessening labor costs headwinds.

The Fund did not invest in derivatives during the reporting period.

UBS US Dividend Ruler Fund

Class P

Fund Overview

Fund Performance

	Class P	S&P 500 Index
7/31/2020	$10,270	$10,385
8/31/2020	$10,670	$11,131
9/30/2020	$10,440	$10,708
10/31/2020	$10,040	$10,423
11/30/2020	$11,200	$11,564
12/31/2020	$11,534	$12,009
1/31/2021	$11,272	$11,888
2/28/2021	$11,574	$12,215
3/31/2021	$12,281	$12,750
4/30/2021	$12,694	$13,431
5/31/2021	$12,937	$13,525
6/30/2021	$12,937	$13,840
7/31/2021	$13,189	$14,169
8/31/2021	$13,431	$14,600
9/30/2021	$12,906	$13,921
10/31/2021	$13,703	$14,896
11/30/2021	$13,401	$14,793
12/31/2021	$14,221	$15,456
1/31/2022	$13,660	$14,656
2/28/2022	$13,400	$14,218
3/31/2022	$13,764	$14,745
4/30/2022	$12,912	$13,460
5/31/2022	$13,120	$13,484
6/30/2022	$12,289	$12,371
7/31/2022	$12,995	$13,512
8/31/2022	$12,611	$12,961
9/30/2022	$11,603	$11,767
10/31/2022	$12,652	$12,720
11/30/2022	$13,681	$13,431
12/31/2022	$13,236	$12,657
1/31/2023	$13,439	$13,452
2/28/2023	$13,098	$13,124
3/31/2023	$13,545	$13,606
4/30/2023	$13,843	$13,818
5/31/2023	$13,566	$13,878
6/30/2023	$14,205	$14,795
7/31/2023	$14,578	$15,271
8/31/2023	$14,216	$15,027
9/30/2023	$13,588	$14,311
10/31/2023	$13,417	$14,010
11/30/2023	$14,514	$15,289
12/31/2023	$15,031	$15,984
1/31/2024	$15,294	$16,253
2/29/2024	$15,886	$17,121
3/31/2024	$16,291	$17,671
4/30/2024	$15,535	$16,950
5/31/2024	$15,995	$17,790
6/30/2024	$16,664	$18,428

Average Annual Total Returns (%)

	1 Year	Since Inception 7/9/20
Class P	17.31%	13.71%
S&P 500 Index	24.56%	16.62%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$199,336,082
# of Portfolio Holdings	32
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$183,794

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.9%
Broadcom, Inc.	5.7
Oracle Corp.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.5
JPMorgan Chase & Co.	4.4

UBS US Dividend Ruler Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	34.3%
Financials	15.0%
Industrials	11.9%
Health Care	10.8%
Consumer Discretionary	8.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS US Dividend Ruler Fund

S1776

Class P

Annual Shareholder Report

June 30, 2024

UBS US Dividend Ruler Fund

Class P2

DVRPX

Fund Overview

This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$17	0.16%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the financials, materials, and energy sectors were additive to performance

• Within sectors, the portfolio’s overweight to technology and underweight to consumer discretionary were positive performance contributors.

• Several holdings were beneficial for absolute performance, including:

     • Broadcom’s shares rallied given its growing exposure to artificial intelligence infrastructure

     • While artificial intelligence adoption remains in its early days, Microsoft appears to be a leader in monetizing its vast amount of data across its Office platform and leading Azure cloud offering.

     • Shares of Taiwan Semiconductor ADR rallied amid robust artificial intelligence datacenter demand from key customers such as NVIDIA.

What didn't work:

• Stock selection within industrials and consumer discretionary were the largest relative detractors.

• Within sectors, the portfolio’s underweight to communication services was the largest detractor.

• Several holdings weighed on absolute performance, including:

     • Shares of RTX slid amid issues with its geared turbofan engines. The associated cost of grounding the impacted planes, including actual repairs and remediation to customers, led management to cut its free cash flow guidance for 2024.

     • Starbucks shares fell due to declining same stores sales. The company blamed softer “occasional visitor” traffic and social media disinformation tied to its stance on the Middle East conflict.

     • Shares of UPS lagged due to weak parcel volumes and elevated labor costs. Looking forward, volumes appear to be near trough levels. Margins should also begin to rebound driven by greater mix of more profitable segments such as healthcare and small and medium-sized businesses, and lessening labor costs headwinds.

The Fund did not invest in derivatives during the reporting period.

UBS US Dividend Ruler Fund

Class P2

Fund Overview

Fund Performance

	Class P2	S&P 500 Index
3/31/2023	$10,512	$10,565
4/30/2023	$10,744	$10,730
5/31/2023	$10,529	$10,777
6/30/2023	$11,033	$11,489
7/31/2023	$11,322	$11,858
8/31/2023	$11,050	$11,669
9/30/2023	$10,562	$11,113
10/31/2023	$10,430	$10,879
11/30/2023	$11,289	$11,872
12/31/2023	$11,691	$12,412
1/31/2024	$11,905	$12,620
2/29/2024	$12,366	$13,294
3/31/2024	$12,691	$13,722
4/30/2024	$12,101	$13,162
5/31/2024	$12,460	$13,814
6/30/2024	$12,991	$14,310

Average Annual Total Returns (%)

	1 Year	Since Inception 3/15/23
Class P2	17.74%	22.43%
S&P 500 Index	24.56%	31.93%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$199,336,082
# of Portfolio Holdings	32
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$183,794

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	11.9%
Broadcom, Inc.	5.7
Oracle Corp.	5.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.5
JPMorgan Chase & Co.	4.4

UBS US Dividend Ruler Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	34.3%
Financials	15.0%
Industrials	11.9%
Health Care	10.8%
Consumer Discretionary	8.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS US Dividend Ruler Fund

S1777

Class P2

Annual Shareholder Report

June 30, 2024

UBS All China Equity Fund

Class P

UACPX

Fund Overview

This annual shareholder report contains important information about UBS All China Equity Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$161	1.70%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the consumer staples sector was additive to performance.

• An overweight in the communication services sector and an underweight in the information technology sector was also positive for performance.

• With respect to specific securities, our positioning in China Merchants Bank, NetEase and TAL Education were the main contributors.

What didn’t work:

• Security selection within the financials sector detracted from performance.

• An overweight in the consumer staples and health care sectors also dragged on performance.

• With respect to specific securities, underweighting PDD and overweighting JOINN Laboratories and Yunnan Energy hindered performance.

The Fund did not invest in derivatives during the reporting period.

UBS All China Equity Fund

Class P

Fund Overview

Fund Performance

	Class P	MSCI China All Shares Index (net)
2/28/2021	$10,000	$9,698
3/31/2021	$9,080	$9,082
4/30/2021	$9,210	$9,292
5/31/2021	$9,160	$9,552
6/30/2021	$8,840	$9,507
7/31/2021	$7,700	$8,449
8/31/2021	$7,460	$8,467
9/30/2021	$7,390	$8,238
10/31/2021	$7,420	$8,467
11/30/2021	$7,160	$8,154
12/31/2021	$7,173	$8,030
1/31/2022	$7,133	$7,602
2/28/2022	$6,639	$7,509
3/31/2022	$6,065	$6,885
4/30/2022	$5,903	$6,453
5/31/2022	$5,954	$6,570
6/30/2022	$6,377	$7,085
7/31/2022	$5,702	$6,513
8/31/2022	$5,460	$6,408
9/30/2022	$4,785	$5,622
10/31/2022	$3,808	$4,862
11/30/2022	$5,108	$5,897
12/31/2022	$5,382	$6,134
1/31/2023	$6,033	$6,812
2/28/2023	$5,362	$6,279
3/31/2023	$5,413	$6,441
4/30/2023	$5,280	$6,192
5/31/2023	$4,782	$5,700
6/30/2023	$4,965	$5,806
7/31/2023	$5,382	$6,328
8/31/2023	$4,884	$5,783
9/30/2023	$4,802	$5,642
10/31/2023	$4,680	$5,428
11/30/2023	$4,782	$5,537
12/31/2023	$4,495	$5,427
1/31/2024	$4,131	$4,887
2/29/2024	$4,433	$5,335
3/31/2024	$4,402	$5,370
4/30/2024	$4,526	$5,625
5/31/2024	$4,568	$5,691
6/30/2024	$4,422	$5,551

Average Annual Total Returns (%)

	1 Year	Since Inception 2/24/21
Class P	(10.93%)	(21.64%)
MSCI China All Shares Index (net)	(4.39%)	(16.14%)

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,765,410
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

NetEase, Inc. (China)	14.5%
Tencent Holdings Ltd. (China)	11.7
Kweichow Moutai Co. Ltd., Class A (China)	9.5
China Merchants Bank Co. Ltd., Class H (China)	9.1
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4.4

UBS All China Equity Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	26.5%
Financials	20.6%
Consumer Staples	17.1%
Consumer Discretionary	10.8%
Health Care	10.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS All China Equity Fund

S1765

Class P

Annual Shareholder Report

June 30, 2024

UBS All China Equity Fund

Class P2

ACPTX

Fund Overview

This annual shareholder report contains important information about UBS All China Equity Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$86	0.91%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection within the consumer staples sector was additive to performance.

• An overweight in the communication services sector and an underweight in the information technology sector was also positive for performance.

• With respect to specific securities, our positioning in China Merchants Bank, NetEase and TAL Education were the main contributors.

What didn’t work:

• Security selection within the financials sector detracted from performance.

• An overweight in the consumer staples and health care sectors also dragged on performance.

• With respect to specific securities, underweighting PDD and overweighting JOINN Laboratories and Yunnan Energy hindered performance.

The Fund did not invest in derivatives during the reporting period.

UBS All China Equity Fund

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI China All Shares Index (net)
3/31/2022	$10,000	$10,000
4/30/2022	$10,156	$10,211
5/31/2022	$10,242	$10,397
6/30/2022	$10,969	$11,210
7/31/2022	$9,810	$10,305
8/31/2022	$9,412	$10,139
9/30/2022	$8,253	$8,896
10/31/2022	$6,574	$7,693
11/30/2022	$8,806	$9,332
12/31/2022	$9,299	$9,707
1/31/2023	$10,446	$10,780
2/28/2023	$9,281	$9,936
3/31/2023	$9,369	$10,192
4/30/2023	$9,140	$9,798
5/31/2023	$8,293	$9,019
6/30/2023	$8,611	$9,186
7/31/2023	$9,334	$10,012
8/31/2023	$8,487	$9,150
9/30/2023	$8,346	$8,928
10/31/2023	$8,134	$8,588
11/30/2023	$8,328	$8,761
12/31/2023	$7,837	$8,587
1/31/2024	$7,199	$7,734
2/29/2024	$7,746	$8,442
3/31/2024	$7,673	$8,497
4/30/2024	$7,910	$8,901
5/31/2024	$7,983	$9,005
6/30/2024	$7,746	$8,783

Average Annual Total Returns (%)

	1 Year	Since Inception 4/21/22
Class P2	(10.04%)	(11.54%)
MSCI China All Shares Index (net)	(4.39%)	(6.93%)

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$2,765,410
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

NetEase, Inc. (China)	14.5%
Tencent Holdings Ltd. (China)	11.7
Kweichow Moutai Co. Ltd., Class A (China)	9.5
China Merchants Bank Co. Ltd., Class H (China)	9.1
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4.4

UBS All China Equity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	26.5%
Financials	20.6%
Consumer Staples	17.1%
Consumer Discretionary	10.8%
Health Care	10.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS All China Equity Fund

S1766

Class P2

Annual Shareholder Report

June 30, 2024

UBS Emerging Markets Equity Opportunity Fund

Class P

UEMPX

Fund Overview

This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$105	1.00%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection within Consumer Discretionary and Information Technology added value

• On a stock level PDD, SK Hynix, and Mediatek were among the top contributors

• The Fund's holding in PDD (China, Consumer Discretionary) was the top contributor to results over the reporting period. PDD has been reporting better-than-expected results for the past few quarters. The company has been seeing strong revenue growth underpinned by higher market share gain, as well as improvement in profitability.

• The Fund’s position in SK Hynix (South Korea, Information Technology) was also additive for returns. SK Hynix outperformed with strong demand expectations for High Bandwidth Memory, spurred by Nvidia’s strong guidance that reflected robust demand for artificial intelligence.

What didn’t work:

• On a sector level, stock selection within Financials and Consumer Staples detracted

• On a stock level China Mengniu, Samsung SDI and Ping An Insurance were among the main detractors

• The Fund’s position in China Mengniu (China, Consumer Discretionary) was a headwind for returns. The stock underperformed amid concerns about weak consumption and dairy demand. In addition, weakening raw milk prices added to pricing pressure and raised risks of milk powder inventory write-down. The unexpected change in CEO also caused concerns on the company’s strategy.

• The Fund's position in Samsung SDI (Korea, Materials) also contributed negatively to performance. The stock underperformed on concerns about slowdown in electric vehicle demand and its effect on the supply chain.

The Fund did not invest in derivatives during the reporting period.

UBS Emerging Markets Equity Opportunity Fund

Class P

Fund Overview

Fund Performance

	Class P	MSCI Emerging Markets Index (net)
1/31/2019	$10,000	$10,000
2/28/2019	$10,045	$10,022
3/31/2019	$10,336	$10,107
4/30/2019	$10,561	$10,319
5/31/2019	$9,697	$9,571
6/30/2019	$10,404	$10,168
7/31/2019	$10,135	$10,044
8/31/2019	$9,821	$9,554
9/30/2019	$10,034	$9,736
10/31/2019	$10,572	$10,147
11/30/2019	$10,549	$10,133
12/31/2019	$11,410	$10,889
1/31/2020	$10,963	$10,381
2/29/2020	$10,561	$9,834
3/31/2020	$8,747	$8,319
4/30/2020	$9,470	$9,081
5/31/2020	$9,757	$9,151
6/30/2020	$10,595	$9,823
7/31/2020	$11,582	$10,701
8/31/2020	$11,755	$10,938
9/30/2020	$11,548	$10,762
10/31/2020	$11,915	$10,984
11/30/2020	$13,178	$12,000
12/31/2020	$14,125	$12,882
1/31/2021	$14,577	$13,277
2/28/2021	$14,601	$13,379
3/31/2021	$14,172	$13,177
4/30/2021	$14,346	$13,505
5/31/2021	$14,322	$13,818
6/30/2021	$14,357	$13,842
7/31/2021	$13,245	$12,910
8/31/2021	$13,569	$13,248
9/30/2021	$13,025	$12,722
10/31/2021	$13,256	$12,847
11/30/2021	$12,503	$12,323
12/31/2021	$12,716	$12,555
1/31/2022	$12,638	$12,317
2/28/2022	$11,788	$11,949
3/31/2022	$11,002	$11,679
4/30/2022	$10,397	$11,029
5/31/2022	$10,551	$11,078
6/30/2022	$9,804	$10,342
7/31/2022	$9,701	$10,316
8/31/2022	$9,688	$10,359
9/30/2022	$8,786	$9,145
10/31/2022	$8,400	$8,861
11/30/2022	$9,791	$10,175
12/31/2022	$9,409	$10,032
1/31/2023	$10,319	$10,824
2/28/2023	$9,489	$10,123
3/31/2023	$9,647	$10,429
4/30/2023	$9,436	$10,311
5/31/2023	$9,330	$10,138
6/30/2023	$9,726	$10,523
7/31/2023	$10,266	$11,178
8/31/2023	$9,660	$10,489
9/30/2023	$9,357	$10,215
10/31/2023	$9,054	$9,818
11/30/2023	$9,923	$10,604
12/31/2023	$10,179	$11,018
1/31/2024	$9,693	$10,507
2/29/2024	$9,950	$11,006
3/31/2024	$10,260	$11,279
4/30/2024	$10,327	$11,330
5/31/2024	$10,475	$11,394
6/30/2024	$10,772	$11,843

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 1/31/19
Class P	10.76%	0.70%	1.38%
MSCI Emerging Markets Index (net)	12.55%	3.10%	3.18%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$459,208,131
# of Portfolio Holdings	37
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$652,074

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	10.1%
Samsung Electronics Co. Ltd. (South Korea)	7.6
Tencent Holdings Ltd. (China)	6.9
Reliance Industries Ltd. (India)	4.8
HDFC Bank Ltd. (India)	4.4

UBS Emerging Markets Equity Opportunity Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.7%
Financials	25.5%
Consumer Discretionary	16.2%
Energy	9.1%
Communication Services	8.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Emerging Markets Equity Opportunity Fund

S1769

Class P

Annual Shareholder Report

June 30, 2024

UBS Emerging Markets Equity Opportunity Fund

Class P2

EMPTX

Fund Overview

This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$26	0.25%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection within Consumer Discretionary and Information Technology added value

• On a stock level PDD, SK Hynix, and Mediatek were among the top contributors

• The Fund's holding in PDD (China, Consumer Discretionary) was the top contributor to results over the reporting period. PDD has been reporting better-than-expected results for the past few quarters. The company has been seeing strong revenue growth underpinned by higher market share gain, as well as improvement in profitability.

• The Fund’s position in SK Hynix (South Korea, Information Technology) was also additive for returns. SK Hynix outperformed with strong demand expectations for High Bandwidth Memory, spurred by Nvidia’s strong guidance that reflected robust demand for artificial intelligence.

What didn’t work:

• On a sector level, stock selection within Financials and Consumer Staples detracted

• On a stock level China Mengniu, Samsung SDI and Ping An Insurance were among the main detractors

• The Fund’s position in China Mengniu (China, Consumer Discretionary) was a headwind for returns. The stock underperformed amid concerns about weak consumption and dairy demand. In addition, weakening raw milk prices added to pricing pressure and raised risks of milk powder inventory write-down. The unexpected change in CEO also caused concerns on the company’s strategy.

• The Fund's position in Samsung SDI (Korea, Materials) also contributed negatively to performance. The stock underperformed on concerns about slowdown in electric vehicle demand and its effect on the supply chain.

The Fund did not invest in derivatives during the reporting period.

UBS Emerging Markets Equity Opportunity Fund

Class P2

Fund Overview

Fund Performance

	Class P2	MSCI Emerging Markets Index (net)
6/30/2018	$9,410	$9,365
7/31/2018	$9,400	$9,570
8/31/2018	$9,150	$9,312
9/30/2018	$9,010	$9,262
10/31/2018	$8,090	$8,456
11/30/2018	$8,430	$8,804
12/31/2018	$8,159	$8,571
1/31/2019	$8,974	$9,321
2/28/2019	$9,024	$9,342
3/31/2019	$9,286	$9,421
4/30/2019	$9,497	$9,619
5/31/2019	$8,733	$8,921
6/30/2019	$9,366	$9,478
7/31/2019	$9,135	$9,362
8/31/2019	$8,853	$8,906
9/30/2019	$9,055	$9,076
10/31/2019	$9,548	$9,458
11/30/2019	$9,538	$9,445
12/31/2019	$10,319	$10,150
1/31/2020	$9,926	$9,677
2/29/2020	$9,564	$9,166
3/31/2020	$7,920	$7,755
4/30/2020	$8,582	$8,465
5/31/2020	$8,851	$8,530
6/30/2020	$9,616	$9,157
7/31/2020	$10,526	$9,975
8/31/2020	$10,681	$10,195
9/30/2020	$10,505	$10,032
10/31/2020	$10,846	$10,239
11/30/2020	$12,005	$11,186
12/31/2020	$12,879	$12,008
1/31/2021	$13,299	$12,376
2/28/2021	$13,331	$12,471
3/31/2021	$12,953	$12,282
4/30/2021	$13,110	$12,588
5/31/2021	$13,100	$12,880
6/30/2021	$13,142	$12,902
7/31/2021	$12,144	$12,034
8/31/2021	$12,449	$12,349
9/30/2021	$11,956	$11,858
10/31/2021	$12,176	$11,975
11/30/2021	$11,483	$11,487
12/31/2021	$11,696	$11,703
1/31/2022	$11,625	$11,481
2/28/2022	$10,859	$11,138
3/31/2022	$10,140	$10,886
4/30/2022	$9,598	$10,281
5/31/2022	$9,739	$10,326
6/30/2022	$9,055	$9,640
7/31/2022	$8,973	$9,616
8/31/2022	$8,961	$9,656
9/30/2022	$8,124	$8,524
10/31/2022	$7,782	$8,260
11/30/2022	$9,067	$9,485
12/31/2022	$8,727	$9,351
1/31/2023	$9,571	$10,090
2/28/2023	$8,800	$9,436
3/31/2023	$8,971	$9,721
4/30/2023	$8,763	$9,611
5/31/2023	$8,678	$9,450
6/30/2023	$9,057	$9,809
7/31/2023	$9,559	$10,419
8/31/2023	$9,008	$9,777
9/30/2023	$8,727	$9,522
10/31/2023	$8,445	$9,152
11/30/2023	$9,265	$9,884
12/31/2023	$9,506	$10,271
1/31/2024	$9,063	$9,794
2/29/2024	$9,316	$10,260
3/31/2024	$9,607	$10,514
4/30/2024	$9,670	$10,561
5/31/2024	$9,822	$10,620
6/30/2024	$10,100	$11,039

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/4/18
Class P2	11.51%	1.52%	0.16%
MSCI Emerging Markets Index (net)	12.55%	3.10%	1.64%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$459,208,131
# of Portfolio Holdings	37
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$652,074

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	10.1%
Samsung Electronics Co. Ltd. (South Korea)	7.6
Tencent Holdings Ltd. (China)	6.9
Reliance Industries Ltd. (India)	4.8
HDFC Bank Ltd. (India)	4.4

UBS Emerging Markets Equity Opportunity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	27.7%
Financials	25.5%
Consumer Discretionary	16.2%
Energy	9.1%
Communication Services	8.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Emerging Markets Equity Opportunity Fund

S1770

Class P2

Annual Shareholder Report

June 30, 2024

UBS International Sustainable Equity Fund

Class A

BNIEX

Fund Overview

This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.26%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance over the reporting period.

• Several individual stock positions were positive for performance during the 12-month period. The largest contributors were:

• Taiwan Semiconductor Manufacturing shares climbed after the company surprised to the upside on net profits due to strong growth in shipments for their high-performance computing chips used to power generative artificial intelligence.

• Banco Sabadell shares jumped after reporting strong net profit in the first quarter on the back of higher-than-expected interest rates. The company is now forecasting continued growth in lending income for the remainder of 2024.

• SK Hynix shares rallied after the company posted its fastest pace of revenue growth since 2010 and announced plans to expand the capacity of its highly differentiated chips.

What didn’t work:

• Stock selection in Materials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

• Not owning Novo Nordisk contributed negatively to relative performance after the company reported a 37% year-over-year increase in sales, of which 55% were from diabetes and weight loss drugs. The company also bounced after an early-stage drug trial found that an oral version of amycretic can lead to significant weight loss.

• Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

• Nippon Telegraph share price declined on the back of dissapointing quarterly results and a guide down in net profit and operating income for the fiscal year 2024.

The Fund did not invest in derivatives during the reporting period.

UBS International Sustainable Equity Fund

Class A

Fund Overview

Fund Performance

	Class A with Load	MSCI World ex USA Net (USD)	MSCI ACWI ex-US Index
6/30/2014	$9,451	$10,000	$10,000
7/31/2014	$9,219	$9,822	$9,901
8/31/2014	$9,514	$9,829	$9,956
9/30/2014	$9,271	$9,426	$9,473
10/31/2014	$9,335	$9,276	$9,380
11/30/2014	$9,504	$9,390	$9,447
12/31/2014	$9,356	$9,078	$9,107
1/31/2015	$9,377	$9,046	$9,093
2/28/2015	$9,944	$9,586	$9,580
3/31/2015	$9,901	$9,426	$9,425
4/30/2015	$10,115	$9,834	$9,901
5/31/2015	$10,383	$9,749	$9,746
6/30/2015	$10,126	$9,472	$9,474
7/31/2015	$9,998	$9,622	$9,448
8/31/2015	$9,399	$8,921	$8,726
9/30/2015	$8,811	$8,471	$8,321
10/31/2015	$9,410	$9,108	$8,941
11/30/2015	$9,442	$8,963	$8,756
12/31/2015	$9,231	$8,802	$8,591
1/31/2016	$8,496	$8,196	$8,007
2/29/2016	$8,258	$8,082	$7,915
3/31/2016	$8,744	$8,630	$8,559
4/30/2016	$9,004	$8,908	$8,784
5/31/2016	$8,993	$8,807	$8,636
6/30/2016	$8,701	$8,540	$8,504
7/31/2016	$9,101	$8,960	$8,924
8/31/2016	$9,231	$8,968	$8,981
9/30/2016	$9,220	$9,077	$9,091
10/31/2016	$9,079	$8,901	$8,961
11/30/2016	$8,896	$8,758	$8,753
12/31/2016	$9,131	$9,044	$8,977
1/31/2017	$9,429	$9,313	$9,295
2/28/2017	$9,517	$9,421	$9,444
3/31/2017	$9,826	$9,660	$9,683
4/30/2017	$10,113	$9,865	$9,890
5/31/2017	$10,565	$10,194	$10,211
6/30/2017	$10,565	$10,204	$10,243
7/31/2017	$10,951	$10,507	$10,621
8/31/2017	$10,940	$10,505	$10,676
9/30/2017	$11,293	$10,777	$10,874
10/31/2017	$11,469	$10,925	$11,079
11/30/2017	$11,679	$11,035	$11,169
12/31/2017	$11,955	$11,233	$11,419
1/31/2018	$12,546	$11,757	$12,054
2/28/2018	$11,944	$11,198	$11,486
3/31/2018	$11,877	$11,004	$11,283
4/30/2018	$11,922	$11,257	$11,464
5/31/2018	$11,833	$11,044	$11,199
6/30/2018	$11,375	$10,922	$10,988
7/31/2018	$11,665	$11,191	$11,251
8/31/2018	$11,610	$10,979	$11,016
9/30/2018	$11,587	$11,065	$11,066
10/31/2018	$10,561	$10,186	$10,166
11/30/2018	$10,639	$10,177	$10,262
12/31/2018	$9,930	$9,651	$9,798
1/31/2019	$10,701	$10,339	$10,538
2/28/2019	$10,860	$10,605	$10,744
3/31/2019	$10,951	$10,659	$10,808
4/30/2019	$11,428	$10,961	$11,093
5/31/2019	$10,747	$10,442	$10,498
6/30/2019	$11,360	$11,063	$11,130
7/31/2019	$11,076	$10,930	$10,995
8/31/2019	$10,826	$10,661	$10,656
9/30/2019	$11,030	$10,960	$10,930
10/31/2019	$11,507	$11,314	$11,311
11/30/2019	$11,734	$11,456	$11,411
12/31/2019	$12,152	$11,821	$11,905
1/31/2020	$11,911	$11,592	$11,585
2/29/2020	$11,049	$10,563	$10,670
3/31/2020	$9,395	$9,071	$9,125
4/30/2020	$10,234	$9,704	$9,816
5/31/2020	$10,624	$10,117	$10,137
6/30/2020	$11,049	$10,463	$10,596
7/31/2020	$11,417	$10,742	$11,068
8/31/2020	$11,945	$11,296	$11,542
9/30/2020	$11,704	$10,978	$11,258
10/31/2020	$11,497	$10,546	$11,016
11/30/2020	$13,048	$12,165	$12,498
12/31/2020	$13,684	$12,718	$13,173
1/31/2021	$13,603	$12,582	$13,202
2/28/2021	$13,719	$12,903	$13,463
3/31/2021	$13,916	$13,232	$13,634
4/30/2021	$14,288	$13,648	$14,035
5/31/2021	$14,683	$14,122	$14,474
6/30/2021	$14,485	$13,979	$14,380
7/31/2021	$14,276	$14,072	$14,143
8/31/2021	$14,566	$14,298	$14,412
9/30/2021	$14,195	$13,887	$13,951
10/31/2021	$14,532	$14,300	$14,283
11/30/2021	$13,580	$13,631	$13,640
12/31/2021	$14,109	$14,323	$14,204
1/31/2022	$13,829	$13,691	$13,681
2/28/2022	$13,165	$13,478	$13,410
3/31/2022	$13,140	$13,635	$13,431
4/30/2022	$12,451	$12,739	$12,588
5/31/2022	$12,681	$12,845	$12,678
6/30/2022	$11,635	$11,636	$11,587
7/31/2022	$11,992	$12,215	$11,984
8/31/2022	$11,545	$11,644	$11,599
9/30/2022	$10,333	$10,566	$10,440
10/31/2022	$10,946	$11,149	$10,752
11/30/2022	$12,387	$12,336	$12,021
12/31/2022	$12,081	$12,276	$11,931
1/31/2023	$13,140	$13,283	$12,899
2/28/2023	$12,559	$12,973	$12,446
3/31/2023	$12,937	$13,261	$12,750
4/30/2023	$13,169	$13,637	$12,972
5/31/2023	$12,835	$13,043	$12,500
6/30/2023	$13,459	$13,663	$13,061
7/31/2023	$13,981	$14,105	$13,592
8/31/2023	$13,459	$13,559	$12,978
9/30/2023	$12,966	$13,102	$12,568
10/31/2023	$12,414	$12,549	$12,050
11/30/2023	$13,285	$13,728	$13,134
12/31/2023	$13,912	$14,479	$13,794
1/31/2024	$13,751	$14,541	$13,657
2/29/2024	$14,043	$14,789	$14,003
3/31/2024	$14,481	$15,288	$14,441
4/30/2024	$14,204	$14,883	$14,181
5/31/2024	$14,802	$15,452	$14,593
6/30/2024	$14,554	$15,196	$14,579

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	8.14%	5.08%	4.41%
Class A with Load	2.19%	3.90%	3.82%
MSCI World ex USA Net (USD)	11.22%	6.55%	4.27%
MSCI ACWI ex-US Index	11.62%	5.55%	3.84%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$156,016,053
# of Portfolio Holdings	67
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$651,929

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
Sony Group Corp. (Japan)	3.0
London Stock Exchange Group PLC (United Kingdom)	2.7
Unilever PLC (United Kingdom)	2.6
AIB Group PLC (Ireland)	2.6

UBS International Sustainable Equity Fund

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	18.9%
Information Technology	16.1%
Health Care	13.2%
Consumer Discretionary	12.6%
Industrials	12.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS International Sustainable Equity Fund

S1773

Class A

Annual Shareholder Report

June 30, 2024

UBS International Sustainable Equity Fund

Class P

BNUEX

Fund Overview

This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$105	1.01%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance over the reporting period.

• Several individual stock positions were positive for performance during the 12-month period. The largest contributors were:

• Taiwan Semiconductor Manufacturing shares climbed after the company surprised to the upside on net profits due to strong growth in shipments for their high-performance computing chips used to power generative artificial intelligence.

• Banco Sabadell shares jumped after reporting strong net profit in the first quarter on the back of higher-than-expected interest rates. The company is now forecasting continued growth in lending income for the remainder of 2024.

• SK Hynix shares rallied after the company posted its fastest pace of revenue growth since 2010 and announced plans to expand the capacity of its highly differentiated chips.

What didn’t work:

• Stock selection in Materials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

• Not owning Novo Nordisk contributed negatively to relative performance after the company reported a 37% year-over-year increase in sales, of which 55% were from diabetes and weight loss drugs. The company also bounced after an early-stage drug trial found that an oral version of amycretic can lead to significant weight loss.

• Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

• Nippon Telegraph share price declined on the back of dissapointing quarterly results and a guide down in net profit and operating income for the fiscal year 2024.

The Fund did not invest in derivatives during the reporting period.

UBS International Sustainable Equity Fund

Class P

Fund Overview

Fund Performance

	Class P with Load	MSCI World ex USA Net (USD)	MSCI ACWI ex-US Index
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,755	$9,822	$9,901
8/31/2014	$10,067	$9,829	$9,956
9/30/2014	$9,811	$9,426	$9,473
10/31/2014	$9,878	$9,276	$9,380
11/30/2014	$10,067	$9,390	$9,447
12/31/2014	$9,907	$9,078	$9,107
1/31/2015	$9,930	$9,046	$9,093
2/28/2015	$10,528	$9,586	$9,580
3/31/2015	$10,483	$9,426	$9,425
4/30/2015	$10,720	$9,834	$9,901
5/31/2015	$11,003	$9,749	$9,746
6/30/2015	$10,732	$9,472	$9,474
7/31/2015	$10,596	$9,622	$9,448
8/31/2015	$9,975	$8,921	$8,726
9/30/2015	$9,353	$8,471	$8,321
10/31/2015	$9,986	$9,108	$8,941
11/30/2015	$10,020	$8,963	$8,756
12/31/2015	$9,796	$8,802	$8,591
1/31/2016	$9,018	$8,196	$8,007
2/29/2016	$8,766	$8,082	$7,915
3/31/2016	$9,293	$8,630	$8,559
4/30/2016	$9,568	$8,908	$8,784
5/31/2016	$9,556	$8,807	$8,636
6/30/2016	$9,247	$8,540	$8,504
7/31/2016	$9,671	$8,960	$8,924
8/31/2016	$9,819	$8,968	$8,981
9/30/2016	$9,808	$9,077	$9,091
10/31/2016	$9,648	$8,901	$8,961
11/30/2016	$9,465	$8,758	$8,753
12/31/2016	$9,718	$9,044	$8,977
1/31/2017	$10,034	$9,313	$9,295
2/28/2017	$10,128	$9,421	$9,444
3/31/2017	$10,456	$9,660	$9,683
4/30/2017	$10,772	$9,865	$9,890
5/31/2017	$11,252	$10,194	$10,211
6/30/2017	$11,252	$10,204	$10,243
7/31/2017	$11,662	$10,507	$10,621
8/31/2017	$11,662	$10,505	$10,676
9/30/2017	$12,037	$10,777	$10,874
10/31/2017	$12,236	$10,925	$11,079
11/30/2017	$12,458	$11,035	$11,169
12/31/2017	$12,751	$11,233	$11,419
1/31/2018	$13,393	$11,757	$12,054
2/28/2018	$12,740	$11,198	$11,486
3/31/2018	$12,680	$11,004	$11,283
4/30/2018	$12,728	$11,257	$11,464
5/31/2018	$12,633	$11,044	$11,199
6/30/2018	$12,146	$10,922	$10,988
7/31/2018	$12,466	$11,191	$11,251
8/31/2018	$12,407	$10,979	$11,016
9/30/2018	$12,383	$11,065	$11,066
10/31/2018	$11,279	$10,186	$10,166
11/30/2018	$11,374	$10,177	$10,262
12/31/2018	$10,620	$9,651	$9,798
1/31/2019	$11,444	$10,339	$10,538
2/28/2019	$11,613	$10,605	$10,744
3/31/2019	$11,710	$10,659	$10,808
4/30/2019	$12,231	$10,961	$11,093
5/31/2019	$11,504	$10,442	$10,498
6/30/2019	$12,158	$11,063	$11,130
7/31/2019	$11,855	$10,930	$10,995
8/31/2019	$11,601	$10,661	$10,656
9/30/2019	$11,807	$10,960	$10,930
10/31/2019	$12,328	$11,314	$11,311
11/30/2019	$12,582	$11,456	$11,411
12/31/2019	$13,021	$11,821	$11,905
1/31/2020	$12,763	$11,592	$11,585
2/29/2020	$11,854	$10,563	$10,670
3/31/2020	$10,073	$9,071	$9,125
4/30/2020	$10,982	$9,704	$9,816
5/31/2020	$11,400	$10,117	$10,137
6/30/2020	$11,866	$10,463	$10,596
7/31/2020	$12,259	$10,742	$11,068
8/31/2020	$12,824	$11,296	$11,542
9/30/2020	$12,566	$10,978	$11,258
10/31/2020	$12,345	$10,546	$11,016
11/30/2020	$14,016	$12,165	$12,498
12/31/2020	$14,709	$12,718	$13,173
1/31/2021	$14,622	$12,582	$13,202
2/28/2021	$14,746	$12,903	$13,463
3/31/2021	$14,970	$13,232	$13,634
4/30/2021	$15,368	$13,648	$14,035
5/31/2021	$15,791	$14,122	$14,474
6/30/2021	$15,592	$13,979	$14,380
7/31/2021	$15,356	$14,072	$14,143
8/31/2021	$15,679	$14,298	$14,412
9/30/2021	$15,281	$13,887	$13,951
10/31/2021	$15,654	$14,300	$14,283
11/30/2021	$14,634	$13,631	$13,640
12/31/2021	$15,199	$14,323	$14,204
1/31/2022	$14,911	$13,691	$13,681
2/28/2022	$14,198	$13,478	$13,410
3/31/2022	$14,171	$13,635	$13,431
4/30/2022	$13,430	$12,739	$12,588
5/31/2022	$13,677	$12,845	$12,678
6/30/2022	$12,552	$11,636	$11,587
7/31/2022	$12,936	$12,215	$11,984
8/31/2022	$12,456	$11,644	$11,599
9/30/2022	$11,153	$10,566	$10,440
10/31/2022	$11,811	$11,149	$10,752
11/30/2022	$13,375	$12,336	$12,021
12/31/2022	$13,056	$12,276	$11,931
1/31/2023	$14,200	$13,283	$12,899
2/28/2023	$13,573	$12,973	$12,446
3/31/2023	$13,981	$13,261	$12,750
4/30/2023	$14,232	$13,637	$12,972
5/31/2023	$13,887	$13,043	$12,500
6/30/2023	$14,561	$13,663	$13,061
7/31/2023	$15,125	$14,105	$13,592
8/31/2023	$14,561	$13,559	$12,978
9/30/2023	$14,028	$13,102	$12,568
10/31/2023	$13,432	$12,549	$12,050
11/30/2023	$14,388	$13,728	$13,134
12/31/2023	$15,066	$14,479	$13,794
1/31/2024	$14,892	$14,541	$13,657
2/29/2024	$15,208	$14,789	$14,003
3/31/2024	$15,682	$15,288	$14,441
4/30/2024	$15,398	$14,883	$14,181
5/31/2024	$16,046	$15,452	$14,593
6/30/2024	$15,777	$15,196	$14,579

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	8.36%	5.35%	4.67%
MSCI World ex USA Net (USD)	11.22%	6.55%	4.27%
MSCI ACWI ex-US Index	11.62%	5.55%	3.84%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$156,016,053
# of Portfolio Holdings	67
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$651,929

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
Sony Group Corp. (Japan)	3.0
London Stock Exchange Group PLC (United Kingdom)	2.7
Unilever PLC (United Kingdom)	2.6
AIB Group PLC (Ireland)	2.6

UBS International Sustainable Equity Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	18.9%
Information Technology	16.1%
Health Care	13.2%
Consumer Discretionary	12.6%
Industrials	12.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS International Sustainable Equity Fund

S1774

Class P

Annual Shareholder Report

June 30, 2024

UBS International Sustainable Equity Fund

Class P2

ESPTX

Fund Overview

This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$27	0.26%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance over the reporting period.

• Several individual stock positions were positive for performance during the 12-month period. The largest contributors were:

• Taiwan Semiconductor Manufacturing shares climbed after the company surprised to the upside on net profits due to strong growth in shipments for their high-performance computing chips used to power generative artificial intelligence.

• Banco Sabadell shares jumped after reporting strong net profit in the first quarter on the back of higher-than-expected interest rates. The company is now forecasting continued growth in lending income for the remainder of 2024.

• SK Hynix shares rallied after the company posted its fastest pace of revenue growth since 2010 and announced plans to expand the capacity of its highly differentiated chips.

What didn’t work:

• Stock selection in Materials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

• Not owning Novo Nordisk contributed negatively to relative performance after the company reported a 37% year-over-year increase in sales, of which 55% were from diabetes and weight loss drugs. The company also bounced after an early-stage drug trial found that an oral version of amycretic can lead to significant weight loss.

• Spectris shares were weighed by a recent downgrade in guidance to the bottom end of the expected range, which management attributed to weakness in China and the healthcare sector. We believe the stock is more attractively valued than US peers, therefore giving us conviction in the potential upside in share price.

• Nippon Telegraph share price declined on the back of dissapointing quarterly results and a guide down in net profit and operating income for the fiscal year 2024.

The Fund did not invest in derivatives during the reporting period.

UBS International Sustainable Equity Fund

Class P2

Fund Overview

Fund Performance

	Class P2 with Load	MSCI World ex USA Net (USD)	MSCI ACWI ex-US Index
10/31/2020	$10,000	$10,000	$10,000
11/30/2020	$11,353	$11,534	$11,345
12/31/2020	$11,924	$12,059	$11,958
1/31/2021	$11,864	$11,930	$11,984
2/28/2021	$11,975	$12,234	$12,222
3/31/2021	$12,156	$12,546	$12,376
4/30/2021	$12,499	$12,941	$12,740
5/31/2021	$12,852	$13,391	$13,139
6/30/2021	$12,691	$13,255	$13,054
7/31/2021	$12,519	$13,343	$12,839
8/31/2021	$12,781	$13,557	$13,083
9/30/2021	$12,459	$13,167	$12,664
10/31/2021	$12,771	$13,559	$12,966
11/30/2021	$11,945	$12,925	$12,382
12/31/2021	$12,418	$13,581	$12,894
1/31/2022	$12,194	$12,982	$12,419
2/28/2022	$11,611	$12,780	$12,173
3/31/2022	$11,600	$12,928	$12,192
4/30/2022	$10,995	$12,079	$11,427
5/31/2022	$11,208	$12,179	$11,509
6/30/2022	$10,300	$11,033	$10,519
7/31/2022	$10,625	$11,582	$10,879
8/31/2022	$10,222	$11,041	$10,529
9/30/2022	$9,157	$10,019	$9,477
10/31/2022	$9,717	$10,571	$9,760
11/30/2022	$11,006	$11,697	$10,912
12/31/2022	$10,751	$11,640	$10,831
1/31/2023	$11,696	$12,594	$11,709
2/28/2023	$11,178	$12,300	$11,298
3/31/2023	$11,528	$12,574	$11,574
4/30/2023	$11,748	$12,931	$11,775
5/31/2023	$11,463	$12,367	$11,347
6/30/2023	$12,033	$12,955	$11,856
7/31/2023	$12,512	$13,374	$12,338
8/31/2023	$12,046	$12,857	$11,781
9/30/2023	$11,619	$12,423	$11,409
10/31/2023	$11,126	$11,899	$10,938
11/30/2023	$11,930	$13,017	$11,923
12/31/2023	$12,494	$13,729	$12,522
1/31/2024	$12,362	$13,788	$12,397
2/29/2024	$12,626	$14,023	$12,711
3/31/2024	$13,034	$14,496	$13,109
4/30/2024	$12,797	$14,112	$12,873
5/31/2024	$13,350	$14,652	$13,247
6/30/2024	$13,126	$14,409	$13,234

Average Annual Total Returns (%)

	1 Year	Since Inception 10/30/20
Class P2	9.08%	7.70%
MSCI World ex USA Net (USD)	11.22%	10.48%
MSCI ACWI ex-US Index	11.62%	7.94%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$156,016,053
# of Portfolio Holdings	67
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$651,929

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.1%
Sony Group Corp. (Japan)	3.0
London Stock Exchange Group PLC (United Kingdom)	2.7
Unilever PLC (United Kingdom)	2.6
AIB Group PLC (Ireland)	2.6

UBS International Sustainable Equity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	18.9%
Information Technology	16.1%
Health Care	13.2%
Consumer Discretionary	12.6%
Industrials	12.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS International Sustainable Equity Fund

S1775

Class P2

Annual Shareholder Report

June 30, 2024

UBS Multi Income Bond Fund

Class A

UTBAX

Fund Overview

This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

How did the Fund perform last year and what affected its performance?

Performance Summary:

What Worked:

• Active Duration and Yield Curve: Our bias to be underweight duration relative to the index contributed to performance.

• Overweight IG Corporate Bonds: An overweight position to investment grade corporate bonds was additive.

• Allocation to High Yield: The allocation to high yield corporate credit was also additive.

What Didn’t Work:

• Issue Selection: On balance the corporate allocations contributed overall, but issue selection within the financial sector in the corporate allocation detracted.

• Issue Selection Mortgage Backed Securities (“MBS”): Security selection within the MBS allocation detracted from performance.

• Active Foreign Currency: Active currency decisions detracted from performance during the period, particularly exposure to the Brazilian real.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

UBS Multi Income Bond Fund

Class A

Fund Overview

Fund Performance

	Class A with Load	Bloomberg US Aggregate Bond Index
9/30/2016	$9,608	$9,977
10/31/2016	$9,556	$9,900
11/30/2016	$9,302	$9,666
12/31/2016	$9,331	$9,680
1/31/2017	$9,360	$9,699
2/28/2017	$9,435	$9,764
3/31/2017	$9,415	$9,759
4/30/2017	$9,490	$9,834
5/31/2017	$9,578	$9,910
6/30/2017	$9,598	$9,900
7/31/2017	$9,665	$9,942
8/31/2017	$9,727	$10,032
9/30/2017	$9,692	$9,984
10/31/2017	$9,716	$9,990
11/30/2017	$9,705	$9,977
12/31/2017	$9,762	$10,023
1/31/2018	$9,691	$9,907
2/28/2018	$9,570	$9,813
3/31/2018	$9,611	$9,876
4/30/2018	$9,516	$9,803
5/31/2018	$9,490	$9,873
6/30/2018	$9,491	$9,860
7/31/2018	$9,513	$9,863
8/31/2018	$9,549	$9,926
9/30/2018	$9,531	$9,862
10/31/2018	$9,403	$9,784
11/30/2018	$9,400	$9,843
12/31/2018	$9,530	$10,024
1/31/2019	$9,719	$10,130
2/28/2019	$9,734	$10,124
3/31/2019	$9,913	$10,319
4/30/2019	$9,928	$10,321
5/31/2019	$10,087	$10,505
6/30/2019	$10,215	$10,636
7/31/2019	$10,244	$10,660
8/31/2019	$10,511	$10,936
9/30/2019	$10,465	$10,878
10/31/2019	$10,494	$10,911
11/30/2019	$10,508	$10,905
12/31/2019	$10,517	$10,897
1/31/2020	$10,739	$11,107
2/29/2020	$10,905	$11,307
3/31/2020	$10,380	$11,241
4/30/2020	$10,543	$11,440
5/31/2020	$10,686	$11,494
6/30/2020	$10,863	$11,566
7/31/2020	$11,089	$11,739
8/31/2020	$11,007	$11,644
9/30/2020	$11,025	$11,638
10/31/2020	$10,970	$11,586
11/30/2020	$11,124	$11,699
12/31/2020	$11,174	$11,715
1/31/2021	$11,099	$11,631
2/28/2021	$10,926	$11,463
3/31/2021	$10,810	$11,320
4/30/2021	$10,889	$11,410
5/31/2021	$10,926	$11,447
6/30/2021	$11,039	$11,527
7/31/2021	$11,146	$11,656
8/31/2021	$11,125	$11,634
9/30/2021	$11,025	$11,533
10/31/2021	$11,017	$11,530
11/30/2021	$11,002	$11,564
12/31/2021	$10,980	$11,535
1/31/2022	$10,738	$11,286
2/28/2022	$10,579	$11,160
3/31/2022	$10,303	$10,850
4/30/2022	$9,918	$10,439
5/31/2022	$9,933	$10,506
6/30/2022	$9,504	$10,341
7/31/2022	$9,723	$10,594
8/31/2022	$9,621	$10,294
9/30/2022	$9,351	$9,850
10/31/2022	$9,363	$9,722
11/30/2022	$9,657	$10,080
12/31/2022	$9,666	$10,034
1/31/2023	$9,954	$10,343
2/28/2023	$9,723	$10,075
3/31/2023	$9,907	$10,331
4/30/2023	$9,972	$10,394
5/31/2023	$9,874	$10,281
6/30/2023	$9,907	$10,244
7/31/2023	$9,944	$10,237
8/31/2023	$9,871	$10,172
9/30/2023	$9,666	$9,913
10/31/2023	$9,517	$9,757
11/30/2023	$9,912	$10,198
12/31/2023	$10,285	$10,589
1/31/2024	$10,275	$10,560
2/29/2024	$10,171	$10,411
3/31/2024	$10,260	$10,507
4/30/2024	$10,023	$10,241
5/31/2024	$10,167	$10,415
6/30/2024	$10,228	$10,514

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 9/29/16
Class A	3.24%	0.03%	0.78%
Class A with Load	(0.63%)	(0.74%)	0.29%
Bloomberg US Aggregate Bond Index	2.63%	(0.23%)	0.65%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$20,319,550
# of Portfolio Holdings	160
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.0
BX Trust, Class D , 6.746%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.9
EQT Corp. , 3.900%, due 10/01/27	1.7
Masco Corp. , 1.500%, due 02/15/28	1.7

UBS Multi Income Bond Fund

Class A

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	74.0%
Non-U.S. government agency obligations	7.9%
Asset-backed securities	6.0%
Mortgage-backed securities	5.7%
U.S. Treasury obligations	2.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Multi Income Bond Fund

S1783

Class A

Annual Shareholder Report

June 30, 2024

UBS Multi Income Bond Fund

Class P

UTBPX

Fund Overview

This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.73%

How did the Fund perform last year and what affected its performance?

Performance Summary:

What Worked:

• Active Duration and Yield Curve: Our bias to be underweight duration relative to the index contributed to performance.

• Overweight IG Corporate Bonds: An overweight position to investment grade corporate bonds was additive.

• Allocation to High Yield: The allocation to high yield corporate credit was also additive.

What Didn’t Work:

• Issue Selection: On balance the corporate allocations contributed overall, but issue selection within the financial sector in the corporate allocation detracted.

• Issue Selection Mortgage Backed Securities (“MBS”): Security selection within the MBS allocation detracted from performance.

• Active Foreign Currency: Active currency decisions detracted from performance during the period, particularly exposure to the Brazilian real.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

UBS Multi Income Bond Fund

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg US Aggregate Bond Index
6/30/2014	$10,000	$10,000
7/31/2014	$9,969	$9,975
8/31/2014	$10,074	$10,085
9/30/2014	$9,920	$10,017
10/31/2014	$9,939	$10,115
11/30/2014	$9,945	$10,187
12/31/2014	$9,929	$10,196
1/31/2015	$10,017	$10,410
2/28/2015	$10,093	$10,312
3/31/2015	$10,118	$10,360
4/30/2015	$10,143	$10,323
5/31/2015	$10,105	$10,298
6/30/2015	$9,946	$10,186
7/31/2015	$9,966	$10,257
8/31/2015	$9,831	$10,242
9/30/2015	$9,717	$10,311
10/31/2015	$9,821	$10,313
11/30/2015	$9,762	$10,286
12/31/2015	$9,628	$10,252
1/31/2016	$9,569	$10,393
2/29/2016	$9,457	$10,467
3/31/2016	$9,733	$10,563
4/30/2016	$9,931	$10,604
5/31/2016	$9,871	$10,607
6/30/2016	$10,041	$10,797
7/31/2016	$10,148	$10,865
8/31/2016	$10,163	$10,853
9/30/2016	$10,166	$10,847
10/31/2016	$10,114	$10,764
11/30/2016	$9,846	$10,509
12/31/2016	$9,886	$10,524
1/31/2017	$9,919	$10,544
2/28/2017	$9,993	$10,615
3/31/2017	$9,980	$10,610
4/30/2017	$10,062	$10,692
5/31/2017	$10,158	$10,774
6/30/2017	$10,174	$10,763
7/31/2017	$10,247	$10,809
8/31/2017	$10,322	$10,906
9/30/2017	$10,287	$10,854
10/31/2017	$10,314	$10,861
11/30/2017	$10,305	$10,847
12/31/2017	$10,361	$10,897
1/31/2018	$10,294	$10,771
2/28/2018	$10,167	$10,669
3/31/2018	$10,214	$10,737
4/30/2018	$10,108	$10,658
5/31/2018	$10,089	$10,734
6/30/2018	$10,085	$10,720
7/31/2018	$10,118	$10,723
8/31/2018	$10,151	$10,792
9/30/2018	$10,141	$10,722
10/31/2018	$10,006	$10,638
11/30/2018	$10,005	$10,701
12/31/2018	$10,145	$10,898
1/31/2019	$10,341	$11,014
2/28/2019	$10,366	$11,007
3/31/2019	$10,559	$11,219
4/30/2019	$10,577	$11,221
5/31/2019	$10,749	$11,421
6/30/2019	$10,887	$11,564
7/31/2019	$10,913	$11,589
8/31/2019	$11,207	$11,890
9/30/2019	$11,153	$11,826
10/31/2019	$11,194	$11,862
11/30/2019	$11,204	$11,856
12/31/2019	$11,223	$11,848
1/31/2020	$11,462	$12,076
2/29/2020	$11,642	$12,293
3/31/2020	$11,076	$12,221
4/30/2020	$11,260	$12,438
5/31/2020	$11,415	$12,496
6/30/2020	$11,606	$12,575
7/31/2020	$11,850	$12,762
8/31/2020	$11,765	$12,659
9/30/2020	$11,787	$12,652
10/31/2020	$11,730	$12,596
11/30/2020	$11,897	$12,720
12/31/2020	$11,953	$12,737
1/31/2021	$11,876	$12,646
2/28/2021	$11,693	$12,463
3/31/2021	$11,571	$12,308
4/30/2021	$11,658	$12,405
5/31/2021	$11,700	$12,445
6/30/2021	$11,824	$12,533
7/31/2021	$11,940	$12,673
8/31/2021	$11,920	$12,649
9/30/2021	$11,815	$12,539
10/31/2021	$11,810	$12,536
11/30/2021	$11,796	$12,573
12/31/2021	$11,776	$12,541
1/31/2022	$11,518	$12,271
2/28/2022	$11,350	$12,134
3/31/2022	$11,057	$11,797
4/30/2022	$10,638	$11,349
5/31/2022	$10,664	$11,422
6/30/2022	$10,206	$11,243
7/31/2022	$10,436	$11,518
8/31/2022	$10,337	$11,192
9/30/2022	$10,049	$10,709
10/31/2022	$10,064	$10,570
11/30/2022	$10,382	$10,959
12/31/2022	$10,393	$10,909
1/31/2023	$10,705	$11,245
2/28/2023	$10,459	$10,954
3/31/2023	$10,651	$11,232
4/30/2023	$10,723	$11,300
5/31/2023	$10,628	$11,177
6/30/2023	$10,666	$11,137
7/31/2023	$10,707	$11,130
8/31/2023	$10,631	$11,059
9/30/2023	$10,413	$10,778
10/31/2023	$10,247	$10,607
11/30/2023	$10,683	$11,088
12/31/2023	$11,087	$11,512
1/31/2024	$11,070	$11,481
2/29/2024	$10,961	$11,318
3/31/2024	$11,059	$11,423
4/30/2024	$10,806	$11,134
5/31/2024	$10,971	$11,323
6/30/2024	$11,031	$11,430

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	3.42%	0.26%	0.99%
Bloomberg US Aggregate Bond Index	2.63%	(0.23%)	1.35%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$20,319,550
# of Portfolio Holdings	160
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.0
BX Trust, Class D , 6.746%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.9
EQT Corp. , 3.900%, due 10/01/27	1.7
Masco Corp. , 1.500%, due 02/15/28	1.7

UBS Multi Income Bond Fund

Class P

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	74.0%
Non-U.S. government agency obligations	7.9%
Asset-backed securities	6.0%
Mortgage-backed securities	5.7%
U.S. Treasury obligations	2.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Multi Income Bond Fund

S1784

Class P

Annual Shareholder Report

June 30, 2024

UBS Multi Income Bond Fund

Class P2

UTBTX

Fund Overview

This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of October 11, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last period?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$19	0.26%

How did the Fund perform last year and what affected its performance?

Performance Summary:

What Worked:

• Active Duration and Yield Curve: Our bias to be underweight duration relative to the index contributed to performance.

• Overweight IG Corporate Bonds: An overweight position to investment grade corporate bonds was additive.

• Allocation to High Yield: The allocation to high yield corporate credit was also additive.

What Didn’t Work:

• Issue Selection: On balance the corporate allocations contributed overall, but issue selection within the financial sector in the corporate allocation detracted.

• Issue Selection Mortgage Backed Securities (“MBS”): Security selection within the MBS allocation detracted from performance.

• Active Foreign Currency: Active currency decisions detracted from performance during the period, particularly exposure to the Brazilian real.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

UBS Multi Income Bond Fund

Class P2

Fund Overview

Fund Performance

	Class P2	Bloomberg US Aggregate Bond Index
10/31/2023	$9,871	$9,826
11/30/2023	$10,289	$10,271
12/31/2023	$10,685	$10,664
1/31/2024	$10,676	$10,635
2/29/2024	$10,577	$10,485
3/31/2024	$10,671	$10,582
4/30/2024	$10,434	$10,314
5/31/2024	$10,600	$10,489
6/30/2024	$10,665	$10,589

Average Annual Total Returns (%)

Since Inception 10/11/23
Class P2	6.65%
Bloomberg US Aggregate Bond Index	5.89%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

The total return for the period of less than one year in the table has not been annualized.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$20,319,550
# of Portfolio Holdings	160
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

U.S. Treasury Notes , 4.375%, due 05/15/34	2.1%
Turkiye Government Bonds (Turkey), 12.600%, due 10/01/25	2.0
BX Trust, Class D , 6.746%, due 10/15/36 (1 mo. USD Term SOFR + 1.416%)	1.9
EQT Corp. , 3.900%, due 10/01/27	1.7
Masco Corp. , 1.500%, due 02/15/28	1.7

UBS Multi Income Bond Fund

Class P2

Top 5 Asset Classes (%)

Value	Value
Corporate bonds	74.0%
Non-U.S. government agency obligations	7.9%
Asset-backed securities	6.0%
Mortgage-backed securities	5.7%
U.S. Treasury obligations	2.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Multi Income Bond Fund

S1785

Class P2

Annual Shareholder Report

June 30, 2024

UBS Sustainable Development Bank Bond Fund

Class P

UDBPX

Fund Overview

This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.27%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the US dollar-denominated multilateral development bank bond market.

• During the reporting period, yields on 10-year US Treasury bonds increased while yields on 2-year US Treasury bonds fell, resulting in the US Treasury bond yield curve to steepen. Moreover, the yield on the 10-year US Treasury bond was 0.35% below the yield on the 2-year US Treasury bond, which is defined as an inverted yield curve.

• Duration positioning was a detractor from returns. Active deviations were mainly caused by flows which led to a slight overweight of the portfolio duration compared to the benchmark duration.

• Sector positioning added to the relative performance due to the performance of out-of-benchmark holdings.

• Valuation discrepancies between the portfolio and its benchmark added to the relative performance.

The Fund did not invest in derivatives during the reporting period.

UBS Sustainable Development Bank Bond Fund

Class P

Fund Overview

Fund Performance

	Class P	Bloomberg U.S. Treasury Index	Bloomberg US Aggregate Bond Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
9/30/2018	$10,000	$10,000	$10,000	$10,000
10/31/2018	$9,980	$9,982	$9,975	$9,986
11/30/2018	$10,068	$10,070	$10,035	$10,080
12/31/2018	$10,213	$10,287	$10,219	$10,266
1/31/2019	$10,306	$10,335	$10,328	$10,327
2/28/2019	$10,298	$10,307	$10,322	$10,317
3/31/2019	$10,473	$10,504	$10,520	$10,489
4/30/2019	$10,466	$10,475	$10,523	$10,492
5/31/2019	$10,671	$10,721	$10,709	$10,696
6/30/2019	$10,775	$10,820	$10,844	$10,803
7/31/2019	$10,775	$10,807	$10,868	$10,805
8/31/2019	$11,031	$11,175	$11,149	$11,067
9/30/2019	$10,956	$11,080	$11,090	$11,001
10/31/2019	$10,974	$11,088	$11,123	$11,022
11/30/2019	$10,942	$11,054	$11,118	$10,984
12/31/2019	$10,907	$10,992	$11,110	$10,957
1/31/2020	$11,130	$11,261	$11,324	$11,175
2/29/2020	$11,345	$11,560	$11,528	$11,403
3/31/2020	$11,507	$11,894	$11,460	$11,557
4/30/2020	$11,579	$11,970	$11,664	$11,643
5/31/2020	$11,614	$11,939	$11,718	$11,676
6/30/2020	$11,639	$11,950	$11,792	$11,702
7/31/2020	$11,715	$12,087	$11,968	$11,781
8/31/2020	$11,676	$11,955	$11,871	$11,749
9/30/2020	$11,678	$11,971	$11,865	$11,752
10/31/2020	$11,606	$11,858	$11,812	$11,678
11/30/2020	$11,639	$11,900	$11,928	$11,717
12/31/2020	$11,649	$11,872	$11,944	$11,712
1/31/2021	$11,592	$11,758	$11,858	$11,642
2/28/2021	$11,419	$11,545	$11,687	$11,443
3/31/2021	$11,286	$11,367	$11,541	$11,349
4/30/2021	$11,359	$11,452	$11,632	$11,424
5/31/2021	$11,400	$11,492	$11,670	$11,473
6/30/2021	$11,442	$11,566	$11,752	$11,531
7/31/2021	$11,580	$11,723	$11,884	$11,657
8/31/2021	$11,556	$11,703	$11,861	$11,638
9/30/2021	$11,445	$11,576	$11,758	$11,517
10/31/2021	$11,367	$11,567	$11,755	$11,453
11/30/2021	$11,419	$11,656	$11,790	$11,509
12/31/2021	$11,366	$11,596	$11,760	$11,464
1/31/2022	$11,190	$11,377	$11,507	$11,280
2/28/2022	$11,124	$11,302	$11,378	$11,226
3/31/2022	$10,785	$10,950	$11,062	$10,885
4/30/2022	$10,533	$10,610	$10,642	$10,648
5/31/2022	$10,599	$10,630	$10,711	$10,701
6/30/2022	$10,511	$10,536	$10,543	$10,617
7/31/2022	$10,687	$10,704	$10,800	$10,794
8/31/2022	$10,414	$10,439	$10,495	$10,525
9/30/2022	$10,097	$10,078	$10,042	$10,193
10/31/2022	$10,022	$9,938	$9,912	$10,107
11/30/2022	$10,233	$10,204	$10,276	$10,320
12/31/2022	$10,183	$10,151	$10,230	$10,295
1/31/2023	$10,408	$10,405	$10,545	$10,494
2/28/2023	$10,170	$10,162	$10,272	$10,285
3/31/2023	$10,473	$10,456	$10,533	$10,585
4/30/2023	$10,546	$10,512	$10,597	$10,642
5/31/2023	$10,453	$10,390	$10,481	$10,565
6/30/2023	$10,327	$10,312	$10,444	$10,446
7/31/2023	$10,335	$10,276	$10,437	$10,444
8/31/2023	$10,322	$10,222	$10,370	$10,443
9/30/2023	$10,163	$9,996	$10,107	$10,288
10/31/2023	$10,072	$9,876	$9,947	$10,209
11/30/2023	$10,374	$10,219	$10,397	$10,499
12/31/2023	$10,644	$10,562	$10,795	$10,771
1/31/2024	$10,666	$10,533	$10,766	$10,798
2/29/2024	$10,520	$10,395	$10,614	$10,651
3/31/2024	$10,576	$10,461	$10,712	$10,710
4/30/2024	$10,384	$10,218	$10,441	$10,516
5/31/2024	$10,522	$10,367	$10,618	$10,663
6/30/2024	$10,636	$10,471	$10,719	$10,773

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 10/24/18
Class P	2.99%	(0.26%)	1.09%
Bloomberg U.S. Treasury Index	1.55%	(0.65%)	0.81%
Bloomberg US Aggregate Bond Index	2.63%	(0.23%)	1.23%
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	3.13%	(0.05%)	1.32%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$79,245,768
# of Portfolio Holdings	70
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	5.8%
Inter-American Development Bank (Supranationals), 2.250%, due 06/18/29	5.6
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.2
International Bank for Reconstruction & Development (Supranationals), 1.625%, due 11/03/31	3.9
International Bank for Reconstruction & Development (Supranationals), 1.750%, due 10/23/29	3.4

UBS Sustainable Development Bank Bond Fund

Class P

Asset Class Allocation (% of Net Assets)

Value	Value
Non-U.S. government agency obligations	99.0%
Short-Term Investments	0.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Sustainable Development Bank Bond Fund

S1781

Class P

Annual Shareholder Report

June 30, 2024

UBS Sustainable Development Bank Bond Fund

Class P2

UDBTX

Fund Overview

This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$17	0.17%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the US dollar-denominated multilateral development bank bond market.

• During the reporting period, yields on 10-year US Treasury bonds increased while yields on 2-year US Treasury bonds fell, resulting in the US Treasury bond yield curve to steepen. Moreover, the yield on the 10-year US Treasury bond was 0.35% below the yield on the 2-year US Treasury bond, which is defined as an inverted yield curve.

• Duration positioning was a detractor from returns. Active deviations were mainly caused by flows which led to a slight overweight of the portfolio duration compared to the benchmark duration.

• Sector positioning added to the relative performance due to the performance of out-of-benchmark holdings.

• Valuation discrepancies between the portfolio and its benchmark added to the relative performance.

The Fund did not invest in derivatives during the reporting period.

UBS Sustainable Development Bank Bond Fund

Class P2

Fund Overview

Fund Performance

	Class P2	Bloomberg U.S. Treasury Index	Bloomberg US Aggregate Bond Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index
9/30/2020	$10,000	$10,000	$10,000	$10,000
10/31/2020	$10,000	$10,000	$10,000	$10,000
11/30/2020	$10,028	$10,035	$10,098	$10,033
12/31/2020	$10,037	$10,012	$10,112	$10,029
1/31/2021	$9,990	$9,916	$10,040	$9,969
2/28/2021	$9,841	$9,736	$9,895	$9,798
3/31/2021	$9,728	$9,586	$9,771	$9,718
4/30/2021	$9,792	$9,658	$9,848	$9,782
5/31/2021	$9,829	$9,691	$9,880	$9,824
6/30/2021	$9,866	$9,753	$9,950	$9,874
7/31/2021	$9,986	$9,886	$10,061	$9,981
8/31/2021	$9,967	$9,869	$10,042	$9,965
9/30/2021	$9,863	$9,762	$9,955	$9,862
10/31/2021	$9,797	$9,755	$9,952	$9,807
11/30/2021	$9,843	$9,830	$9,982	$9,855
12/31/2021	$9,799	$9,779	$9,956	$9,816
1/31/2022	$9,648	$9,594	$9,742	$9,659
2/28/2022	$9,601	$9,531	$9,633	$9,612
3/31/2022	$9,310	$9,234	$9,365	$9,321
4/30/2022	$9,095	$8,948	$9,010	$9,118
5/31/2022	$9,143	$8,964	$9,068	$9,163
6/30/2022	$9,069	$8,885	$8,926	$9,091
7/31/2022	$9,231	$9,027	$9,144	$9,242
8/31/2022	$8,987	$8,803	$8,885	$9,012
9/30/2022	$8,714	$8,499	$8,502	$8,728
10/31/2022	$8,650	$8,380	$8,391	$8,654
11/30/2022	$8,834	$8,605	$8,700	$8,837
12/31/2022	$8,792	$8,560	$8,661	$8,815
1/31/2023	$8,987	$8,775	$8,927	$8,986
2/28/2023	$8,782	$8,570	$8,696	$8,807
3/31/2023	$9,046	$8,818	$8,917	$9,064
4/30/2023	$9,110	$8,865	$8,971	$9,113
5/31/2023	$9,030	$8,762	$8,874	$9,047
6/30/2023	$8,922	$8,696	$8,842	$8,945
7/31/2023	$8,930	$8,665	$8,836	$8,943
8/31/2023	$8,920	$8,620	$8,779	$8,942
9/30/2023	$8,784	$8,430	$8,556	$8,809
10/31/2023	$8,707	$8,328	$8,421	$8,742
11/30/2023	$8,969	$8,617	$8,803	$8,990
12/31/2023	$9,203	$8,907	$9,140	$9,223
1/31/2024	$9,224	$8,882	$9,115	$9,246
2/29/2024	$9,098	$8,766	$8,986	$9,120
3/31/2024	$9,149	$8,822	$9,069	$9,171
4/30/2024	$8,983	$8,617	$8,840	$9,005
5/31/2024	$9,104	$8,742	$8,990	$9,130
6/30/2024	$9,194	$8,830	$9,075	$9,225

Average Annual Total Returns (%)

	1 Year	Since Inception 10/30/20
Class P2	3.04%	(2.27%)
Bloomberg U.S. Treasury Index	1.55%	(3.34%)
Bloomberg US Aggregate Bond Index	2.63%	(2.61%)
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	3.13%	(2.18%)

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$79,245,768
# of Portfolio Holdings	70
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$0

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	5.8%
Inter-American Development Bank (Supranationals), 2.250%, due 06/18/29	5.6
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	4.2
International Bank for Reconstruction & Development (Supranationals), 1.625%, due 11/03/31	3.9
International Bank for Reconstruction & Development (Supranationals), 1.750%, due 10/23/29	3.4

UBS Sustainable Development Bank Bond Fund

Class P2

Asset Class Allocation (% of Net Assets)

Value	Value
Non-U.S. government agency obligations	99.0%
Short-Term Investments	0.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS Sustainable Development Bank Bond Fund

S1782

Class P2

Annual Shareholder Report

June 30, 2024

UBS U.S. Small Cap Growth Fund

Class A

BNSCX

Fund Overview

This annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.26%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

What worked:

Stock selection within the Information Technology and Health Care sectors was positive for performance, while overweighting Information Technology and underweighting Utilities also contributed to results.

• Medpace (MEDP), a full-service clinical research organization, outperformed on the back of strong demand for clinical services and an improved biotech funding outlook.

• Pure Storage (PSTG), an all-flash enterprise storage provider, outperformed after quarterly earnings reports suggested that the transition to storage-as-a-service is resonating with large enterprises.

• Viking Therapeutics (VKTX), a biopharmaceutical company focused on developing therapeutics for patients suffering from metabolic and endocrine disorders, advanced after the company reported strong efficacy data in its Phase 2 trial of the company’s GLP-1/GIP dual agonist weight loss drug.

What didn't work:

Stock selection within Industrials and Financials sectors was negative for performance while underweighting Financials and Consumer Staples also detracted from returns.

• MicroStrategy (MSTR), a provider of business intelligence software and services, has been acquiring bitcoin for many years and shares of the stock moved higher as the price of bitcoin surged during the period. The Fund does not own shares of MicroStrategy.

• Inspire Medical Systems (INSP), a developer of implantable neurostimulation systems to treat obstructive sleep apnea, declined after reporting a deceleration in US sales growth.

• Treace Medical Concepts (TMCI), an orthopedic medical device company, underperformed after the company revised down its full year guidance to reflect an increasingly competitive landscape for lapiplasty products.

The Fund did not invest in derivatives during the reporting period.

UBS U.S. Small Cap Growth Fund

Class A

Fund Overview

Fund Performance

	Class A with Load	Russell 2000 Growth Index	Russell 3000 Index TR (USD)
6/30/2014	$9,450	$10,000	$10,000
7/31/2014	$8,977	$9,394	$9,803
8/31/2014	$9,534	$9,918	$10,214
9/30/2014	$8,981	$9,387	$10,001
10/31/2014	$9,447	$9,969	$10,276
11/30/2014	$9,481	$10,034	$10,525
12/31/2014	$9,865	$10,331	$10,525
1/31/2015	$9,495	$10,095	$10,232
2/28/2015	$10,162	$10,822	$10,825
3/31/2015	$10,374	$11,016	$10,715
4/30/2015	$10,046	$10,692	$10,763
5/31/2015	$10,532	$11,085	$10,912
6/30/2015	$10,925	$11,234	$10,729
7/31/2015	$10,763	$11,280	$10,909
8/31/2015	$9,763	$10,425	$10,250
9/30/2015	$9,231	$9,767	$9,952
10/31/2015	$9,638	$10,321	$10,738
11/30/2015	$10,027	$10,699	$10,797
12/31/2015	$9,624	$10,189	$10,576
1/31/2016	$8,275	$9,085	$9,979
2/29/2016	$7,869	$9,020	$9,976
3/31/2016	$8,508	$9,711	$10,678
4/30/2016	$8,701	$9,808	$10,744
5/31/2016	$8,919	$10,073	$10,936
6/30/2016	$9,005	$10,026	$10,959
7/31/2016	$9,684	$10,682	$11,394
8/31/2016	$9,725	$10,795	$11,423
9/30/2016	$9,918	$10,951	$11,441
10/31/2016	$9,375	$10,270	$11,193
11/30/2016	$10,298	$11,189	$11,694
12/31/2016	$10,237	$11,342	$11,922
1/31/2017	$10,556	$11,526	$12,147
2/28/2017	$10,777	$11,808	$12,599
3/31/2017	$10,887	$11,948	$12,607
4/30/2017	$10,976	$12,168	$12,741
5/31/2017	$10,976	$12,058	$12,871
6/30/2017	$11,144	$12,473	$12,987
7/31/2017	$11,065	$12,579	$13,232
8/31/2017	$10,950	$12,564	$13,258
9/30/2017	$11,489	$13,248	$13,581
10/31/2017	$11,699	$13,454	$13,877
11/30/2017	$12,134	$13,840	$14,299
12/31/2017	$12,196	$13,856	$14,442
1/31/2018	$12,819	$14,396	$15,203
2/28/2018	$12,650	$13,986	$14,642
3/31/2018	$12,738	$14,174	$14,349
4/30/2018	$12,772	$14,188	$14,403
5/31/2018	$13,979	$15,082	$14,810
6/30/2018	$14,060	$15,200	$14,907
7/31/2018	$14,080	$15,461	$15,401
8/31/2018	$15,653	$16,423	$15,942
9/30/2018	$15,355	$16,039	$15,968
10/31/2018	$13,396	$14,010	$14,793
11/30/2018	$13,382	$14,229	$15,089
12/31/2018	$11,622	$12,566	$13,685
1/31/2019	$13,122	$14,017	$14,859
2/28/2019	$14,002	$14,922	$15,382
3/31/2019	$13,979	$14,721	$15,606
4/30/2019	$14,560	$15,169	$16,230
5/31/2019	$13,550	$14,043	$15,179
6/30/2019	$14,897	$15,125	$16,246
7/31/2019	$15,279	$15,273	$16,487
8/31/2019	$14,805	$14,614	$16,151
9/30/2019	$13,826	$14,494	$16,434
10/31/2019	$14,109	$14,906	$16,788
11/30/2019	$15,012	$15,784	$17,426
12/31/2019	$15,066	$16,145	$17,929
1/31/2020	$14,967	$15,968	$17,910
2/29/2020	$13,993	$14,815	$16,444
3/31/2020	$11,543	$11,986	$14,182
4/30/2020	$13,408	$13,771	$16,061
5/31/2020	$15,330	$15,072	$16,919
6/30/2020	$16,287	$15,651	$17,306
7/31/2020	$17,450	$16,189	$18,289
8/31/2020	$18,647	$17,139	$19,614
9/30/2020	$18,779	$16,771	$18,900
10/31/2020	$19,092	$16,899	$18,492
11/30/2020	$21,749	$19,879	$20,741
12/31/2020	$24,127	$21,737	$21,675
1/31/2021	$24,165	$22,785	$21,578
2/28/2021	$25,938	$23,537	$22,253
3/31/2021	$25,390	$22,797	$23,050
4/30/2021	$26,644	$23,294	$24,238
5/31/2021	$25,372	$22,628	$24,349
6/30/2021	$26,050	$23,690	$24,949
7/31/2021	$25,725	$22,827	$25,371
8/31/2021	$26,514	$23,242	$26,095
9/30/2021	$25,650	$22,351	$24,924
10/31/2021	$26,291	$23,397	$26,610
11/30/2021	$24,694	$22,254	$26,205
12/31/2021	$25,321	$22,353	$27,236
1/31/2022	$21,863	$19,357	$25,634
2/28/2022	$22,528	$19,442	$24,988
3/31/2022	$22,778	$19,530	$25,799
4/30/2022	$19,867	$17,134	$23,484
5/31/2022	$18,964	$16,811	$23,452
6/30/2022	$17,372	$15,770	$21,490
7/31/2022	$19,249	$17,536	$23,506
8/31/2022	$18,869	$17,371	$22,629
9/30/2022	$17,134	$15,808	$20,531
10/31/2022	$18,786	$17,309	$22,214
11/30/2022	$19,225	$17,590	$23,374
12/31/2022	$18,152	$16,461	$22,005
1/31/2023	$20,020	$18,099	$23,521
2/28/2023	$19,515	$17,903	$22,971
3/31/2023	$18,758	$17,461	$23,585
4/30/2023	$18,278	$17,258	$23,837
5/31/2023	$18,291	$17,261	$23,929
6/30/2023	$19,844	$18,692	$25,563
7/31/2023	$20,652	$19,566	$26,480
8/31/2023	$19,604	$18,548	$25,968
9/30/2023	$18,278	$17,324	$24,731
10/31/2023	$16,663	$15,988	$24,076
11/30/2023	$18,493	$17,444	$26,321
12/31/2023	$20,614	$19,533	$27,717
1/31/2024	$20,500	$18,906	$28,024
2/29/2024	$23,050	$20,442	$29,541
3/31/2024	$23,201	$21,014	$30,494
4/30/2024	$21,624	$19,396	$29,152
5/31/2024	$21,952	$20,434	$30,530
6/30/2024	$21,889	$20,400	$31,475

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A	10.30%	8.00%	8.76%
Class A with Load	4.27%	6.79%	8.15%
Russell 2000 Growth Index	9.14%	6.17%	7.39%
Russell 3000 Index TR (USD)	23.13%	14.14%	12.15%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$133,314,788
# of Portfolio Holdings	86
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$713,521

What is the Fund’s investment objective?

The Fund seeks to provide long-term capital appreciation.

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	3.1%
Pure Storage, Inc., Class A	2.7
Universal Display Corp.	2.4
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.2

UBS U.S. Small Cap Growth Fund

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	28.3%
Health Care	23.2%
Industrials	14.3%
Consumer Discretionary	12.7%
Financials	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS U.S. Small Cap Growth Fund

S1779

Class A

Annual Shareholder Report

June 30, 2024

UBS U.S. Small Cap Growth Fund

Class P

BISCX

Fund Overview

This annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$106	1.01%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary:

What worked:

Stock selection within the Information Technology and Health Care sectors was positive for performance, while overweighting Information Technology and underweighting Utilities also contributed to results.

• Medpace (MEDP), a full-service clinical research organization, outperformed on the back of strong demand for clinical services and an improved biotech funding outlook.

• Pure Storage (PSTG), an all-flash enterprise storage provider, outperformed after quarterly earnings reports suggested that the transition to storage-as-a-service is resonating with large enterprises.

• Viking Therapeutics (VKTX), a biopharmaceutical company focused on developing therapeutics for patients suffering from metabolic and endocrine disorders, advanced after the company reported strong efficacy data in its Phase 2 trial of the company’s GLP-1/GIP dual agonist weight loss drug.

What didn't work:

Stock selection within Industrials and Financials sectors was negative for performance while underweighting Financials and Consumer Staples also detracted from returns.

• MicroStrategy (MSTR), a provider of business intelligence software and services, has been acquiring bitcoin for many years and shares of the stock moved higher as the price of bitcoin surged during the period. The Fund does not own shares of MicroStrategy.

• Inspire Medical Systems (INSP), a developer of implantable neurostimulation systems to treat obstructive sleep apnea, declined after reporting a deceleration in US sales growth.

• Treace Medical Concepts (TMCI), an orthopedic medical device company, underperformed after the company revised down its full year guidance to reflect an increasingly competitive landscape for lapiplasty products.

The Fund did not invest in derivatives during the reporting period.

UBS U.S. Small Cap Growth Fund

Class P

Fund Overview

Fund Performance

	Class P	Russell 2000 Growth Index	Russell 3000 Index TR (USD)
6/30/2014	$10,000	$10,000	$10,000
7/31/2014	$9,500	$9,394	$9,803
8/31/2014	$10,092	$9,918	$10,214
9/30/2014	$9,508	$9,387	$10,001
10/31/2014	$10,004	$9,969	$10,276
11/30/2014	$10,046	$10,034	$10,525
12/31/2014	$10,457	$10,331	$10,525
1/31/2015	$10,064	$10,095	$10,232
2/28/2015	$10,771	$10,822	$10,825
3/31/2015	$11,002	$11,016	$10,715
4/30/2015	$10,655	$10,692	$10,763
5/31/2015	$11,177	$11,085	$10,912
6/30/2015	$11,593	$11,234	$10,729
7/31/2015	$11,422	$11,280	$10,909
8/31/2015	$10,364	$10,425	$10,250
9/30/2015	$9,801	$9,767	$9,952
10/31/2015	$10,240	$10,321	$10,738
11/30/2015	$10,651	$10,699	$10,797
12/31/2015	$10,220	$10,189	$10,576
1/31/2016	$8,798	$9,085	$9,979
2/29/2016	$8,365	$9,020	$9,976
3/31/2016	$9,049	$9,711	$10,678
4/30/2016	$9,255	$9,808	$10,744
5/31/2016	$9,486	$10,073	$10,936
6/30/2016	$9,577	$10,026	$10,959
7/31/2016	$10,301	$10,682	$11,394
8/31/2016	$10,351	$10,795	$11,423
9/30/2016	$10,557	$10,951	$11,441
10/31/2016	$9,984	$10,270	$11,193
11/30/2016	$10,964	$11,189	$11,694
12/31/2016	$10,904	$11,342	$11,922
1/31/2017	$11,246	$11,526	$12,147
2/28/2017	$11,484	$11,808	$12,599
3/31/2017	$11,603	$11,948	$12,607
4/30/2017	$11,702	$12,168	$12,741
5/31/2017	$11,702	$12,058	$12,871
6/30/2017	$11,883	$12,473	$12,987
7/31/2017	$11,800	$12,579	$13,232
8/31/2017	$11,681	$12,564	$13,258
9/30/2017	$12,257	$13,248	$13,581
10/31/2017	$12,485	$13,454	$13,877
11/30/2017	$12,952	$13,840	$14,299
12/31/2017	$13,024	$13,856	$14,442
1/31/2018	$13,693	$14,396	$15,203
2/28/2018	$13,509	$13,986	$14,642
3/31/2018	$13,608	$14,174	$14,349
4/30/2018	$13,647	$14,188	$14,403
5/31/2018	$14,940	$15,082	$14,810
6/30/2018	$15,032	$15,200	$14,907
7/31/2018	$15,052	$15,461	$15,401
8/31/2018	$16,739	$16,423	$15,942
9/30/2018	$16,431	$16,039	$15,968
10/31/2018	$14,330	$14,010	$14,793
11/30/2018	$14,323	$14,229	$15,089
12/31/2018	$12,442	$12,566	$13,685
1/31/2019	$14,053	$14,017	$14,859
2/28/2019	$14,997	$14,922	$15,382
3/31/2019	$14,975	$14,721	$15,606
4/30/2019	$15,604	$15,169	$16,230
5/31/2019	$14,521	$14,043	$15,179
6/30/2019	$15,970	$15,125	$16,246
7/31/2019	$16,380	$15,273	$16,487
8/31/2019	$15,875	$14,614	$16,151
9/30/2019	$14,828	$14,494	$16,434
10/31/2019	$15,136	$14,906	$16,788
11/30/2019	$16,102	$15,784	$17,426
12/31/2019	$16,169	$16,145	$17,929
1/31/2020	$16,059	$15,968	$17,910
2/29/2020	$15,026	$14,815	$16,444
3/31/2020	$12,389	$11,986	$14,182
4/30/2020	$14,400	$13,771	$16,061
5/31/2020	$16,466	$15,072	$16,919
6/30/2020	$17,507	$15,651	$17,306
7/31/2020	$18,751	$16,189	$18,289
8/31/2020	$20,043	$17,139	$19,614
9/30/2020	$20,191	$16,771	$18,900
10/31/2020	$20,528	$16,899	$18,492
11/30/2020	$23,392	$19,879	$20,741
12/31/2020	$25,953	$21,737	$21,675
1/31/2021	$25,996	$22,785	$21,578
2/28/2021	$27,915	$23,537	$22,253
3/31/2021	$27,333	$22,797	$23,050
4/30/2021	$28,687	$23,294	$24,238
5/31/2021	$27,324	$22,628	$24,349
6/30/2021	$28,062	$23,690	$24,949
7/31/2021	$27,715	$22,827	$25,371
8/31/2021	$28,566	$23,242	$26,095
9/30/2021	$27,646	$22,351	$24,924
10/31/2021	$28,340	$23,397	$26,610
11/30/2021	$26,630	$22,254	$26,205
12/31/2021	$27,309	$22,353	$27,236
1/31/2022	$23,584	$19,357	$25,634
2/28/2022	$24,303	$19,442	$24,988
3/31/2022	$24,582	$19,530	$25,799
4/30/2022	$21,448	$17,134	$23,484
5/31/2022	$20,471	$16,811	$23,452
6/30/2022	$18,764	$15,770	$21,490
7/31/2022	$20,793	$17,536	$23,506
8/31/2022	$20,385	$17,371	$22,629
9/30/2022	$18,506	$15,808	$20,531
10/31/2022	$20,299	$17,309	$22,214
11/30/2022	$20,782	$17,590	$23,374
12/31/2022	$19,630	$16,461	$22,005
1/31/2023	$21,651	$18,099	$23,521
2/28/2023	$21,109	$17,903	$22,971
3/31/2023	$20,296	$17,461	$23,585
4/30/2023	$19,777	$17,258	$23,837
5/31/2023	$19,800	$17,261	$23,929
6/30/2023	$21,482	$18,692	$25,563
7/31/2023	$22,351	$19,566	$26,480
8/31/2023	$21,233	$18,548	$25,968
9/30/2023	$19,800	$17,324	$24,731
10/31/2023	$18,050	$15,988	$24,076
11/30/2023	$20,037	$17,444	$26,321
12/31/2023	$22,340	$19,533	$27,717
1/31/2024	$22,227	$18,906	$28,024
2/29/2024	$24,992	$20,442	$29,541
3/31/2024	$25,162	$21,014	$30,494
4/30/2024	$23,457	$19,396	$29,152
5/31/2024	$23,818	$20,434	$30,530
6/30/2024	$23,751	$20,400	$31,475

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P	10.56%	8.26%	9.04%
Russell 2000 Growth Index	9.14%	6.17%	7.39%
Russell 3000 Index TR (USD)	23.13%	14.14%	12.15%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$133,314,788
# of Portfolio Holdings	86
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$713,521

What is the Fund’s investment objective?

The Fund seeks to provide long-term capital appreciation.

Top 5 Holdings (% of Net Assets)

Medpace Holdings, Inc.	3.1%
Pure Storage, Inc., Class A	2.7
Universal Display Corp.	2.4
Ryman Hospitality Properties, Inc.	2.4
RadNet, Inc.	2.2

UBS U.S. Small Cap Growth Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	28.3%
Health Care	23.2%
Industrials	14.3%
Consumer Discretionary	12.7%
Financials	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS U.S. Small Cap Growth Fund

S1780

Class P

Annual Shareholder Report

June 30, 2024

UBS US Quality Growth At Reasonable Price Fund

Class P

QGRPX

Fund Overview

This annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	0.51%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the consumer discretionary and health care sectors were meaningful contributors to performance relative to the Russell 1000 Growth Index.

• Within sectors, our industrials underweight was a modest contributor to performance.

• Several holdings were beneficial for absolute performance, including:

     • While artificial intelligence adoption remains in its early days, Microsoft appears to be a leader in monetizing its vast amount of data across its Office platform and leading Azure cloud offering.

     • Amazon.com stock rallied on significant operating margin improvement in its e-commerce segment. Its shares also benefitted from a stabilization in the company’s Amazon Web Services cloud segment growth.

     • Shares of Alphabet benefited from strong digital advertising markets leading to better Search and YouTube revenues. Improved sentiment in the company’s AI offerings also supported shares.

What didn’t work:

• Stock selection within technology was a meaningful detractor from relative performance.

• Within sectors, our underweight to technology and overweight to financials detracted from performance.

• Several individual holdings weighed on absolute performance, including:

     • A difficult consumer spending environment for apparel and greater competition pressured shares of NIKE. Given continued revenue growth headwinds, we removed the company from the portfolio in April 2024.

     • Rockwell Automation shares fell amid uneven execution and struggling industrial automation trends. We removed the company in April 2024.

     •  Honeywell stock underperformed given continued weakness in its more economically sensitive “short-cycle” businesses, despite strength in its aerospace segment. We removed the company in February 2024.

The Fund did not invest in derivatives during the reporting period.

UBS US Quality Growth At Reasonable Price Fund

Class P

Fund Overview

Fund Performance

	Class P	Russell 1000 Growth Index	S&P 500 Index
7/31/2020	$10,260	$10,257	$10,385
8/31/2020	$11,060	$11,315	$11,131
9/30/2020	$10,600	$10,783	$10,708
10/31/2020	$10,350	$10,417	$10,423
11/30/2020	$11,210	$11,483	$11,564
12/31/2020	$11,463	$12,011	$12,009
1/31/2021	$11,222	$11,923	$11,888
2/28/2021	$11,332	$11,920	$12,215
3/31/2021	$11,884	$12,125	$12,750
4/30/2021	$12,797	$12,950	$13,431
5/31/2021	$12,637	$12,770	$13,525
6/30/2021	$13,149	$13,572	$13,840
7/31/2021	$13,681	$14,019	$14,169
8/31/2021	$14,082	$14,543	$14,600
9/30/2021	$13,309	$13,729	$13,921
10/31/2021	$14,293	$14,918	$14,896
11/30/2021	$14,313	$15,009	$14,793
12/31/2021	$14,809	$15,326	$15,456
1/31/2022	$13,837	$14,011	$14,656
2/28/2022	$13,083	$13,416	$14,218
3/31/2022	$13,445	$13,940	$14,745
4/30/2022	$12,122	$12,257	$13,460
5/31/2022	$11,967	$11,972	$13,484
6/30/2022	$11,037	$11,024	$12,371
7/31/2022	$12,287	$12,347	$13,512
8/31/2022	$11,616	$11,772	$12,961
9/30/2022	$10,458	$10,627	$11,767
10/31/2022	$11,120	$11,248	$12,720
11/30/2022	$11,709	$11,761	$13,431
12/31/2022	$11,023	$10,861	$12,657
1/31/2023	$11,660	$11,766	$13,452
2/28/2023	$11,284	$11,626	$13,124
3/31/2023	$12,025	$12,421	$13,606
4/30/2023	$12,339	$12,543	$13,818
5/31/2023	$12,610	$13,115	$13,878
6/30/2023	$13,309	$14,012	$14,795
7/31/2023	$13,612	$14,484	$15,271
8/31/2023	$13,570	$14,354	$15,027
9/30/2023	$12,944	$13,573	$14,311
10/31/2023	$12,986	$13,380	$14,010
11/30/2023	$14,364	$14,839	$15,289
12/31/2023	$14,938	$15,496	$15,984
1/31/2024	$15,389	$15,882	$16,253
2/29/2024	$16,364	$16,966	$17,121
3/31/2024	$16,489	$17,264	$17,671
4/30/2024	$15,787	$16,532	$16,950
5/31/2024	$16,416	$17,522	$17,790
6/30/2024	$17,433	$18,703	$18,428

Average Annual Total Returns (%)

	1 Year	Since Inception 7/9/20
Class P	30.98%	15.00%
Russell 1000 Growth Index	33.48%	17.06%
S&P 500 Index	24.56%	16.62%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$287,283,849
# of Portfolio Holdings	36
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$467,496

What is the Fund’s investment objective?

The Fund seeks to provide capital appreciation.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	13.4%
Apple, Inc.	8.4
Amazon.com, Inc.	8.3
Alphabet, Inc., Class A	6.0
Meta Platforms, Inc., Class A	5.9

UBS US Quality Growth At Reasonable Price Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Information Technology	43.0%
Consumer Discretionary	14.3%
Health Care	11.9%
Communication Services	11.9%
Financials	8.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647-1568

UBS US Quality Growth At Reasonable Price Fund

S1778

Class P

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Muhammad Gigani. Mr. Gigani is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $628,193 and $643,193, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $29,491 and $30,992 respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2023 and 2022 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $178,660 and $155,224, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended June 30, 2024 and June 30, 2023, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The Audit Committee Charter contains the Audit Committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the Audit Committee Charter regarding pre-approval policies and procedures:

To carry out its purposes, the Audit Committee shall have the following duties and powers:

(a) To pre-approve the engagement of, and to recommend to the Board the engagement, retention or termination of, the independent auditors to provide audit, review or attest services to The UBS Funds, and, in connection therewith, to review and evaluate the capabilities and independence of the auditors and receive the auditors’ specific representations as to their independence. In evaluating the auditor’s qualifications, performance and independence, the Committee must, among other things, obtain and review a report by the auditors, at least annually, describing the following items: (i) all relationships between the independent auditors and The UBS Funds, as well as with The UBS Funds' investment advisor or any control affiliate of the investment advisor that provides ongoing services to The UBS Funds; (ii) any material issues raised by the most recent internal quality control review, or peer review, of the audit firm, or by any inquiry or investigation by governmental or professional authorities, within the preceding five years, with respect to one or more independent audits carried out by the firm, and any steps taken to deal with any such issues; and (iii) the audit firm’s internal quality control procedures.

(b) To pre-approve all non-audit services to be provided to The UBS Funds by the independent auditors when, without such pre-approval, the auditors would not be independent of The UBS Funds under applicable federal securities laws, rules or auditing standards.

(c) To pre-approve all non-audit services to be provided by The UBS Funds’ independent auditors to The UBS Funds’ investment advisor or to any entity, that controls, is controlled by or is under common control with The UBS Funds investment advisor (“advisor affiliate”) and that provides ongoing services to The UBS Funds when, without such pre-approval by the Committee, the auditors would not be independent of The UBS Funds under applicable federal securities laws, rules or auditing standards.

(d) To establish, if deemed necessary or appropriate as an alternative to Committee pre-approval of services to be provided by the independent auditors as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Committee, subject to subsequent Committee review or oversight.

(e) To consider whether the non-audit services provided by The UBS Funds’ independent auditor to The UBS Funds investment advisor or any advisor affiliate that provides on-going services to The UBS Funds, which services were not pre-approved by the Committee, are compatible with maintaining the auditors’ independence.

Pursuant to Section (d), the Committee has delegated its responsibility to pre-approve the audit and permissible non-audit services required by paragraphs (a), (b) and (c) of Section 4, not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be subject to subsequent Committee review or oversight, including being reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee, or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with U.S. Securities and Exchange Commission rules on auditor independence.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2024 and June 30, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2024 and June 30, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2024 and June 30, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2024 and June 30, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2024 and June 30, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2024 and June 30, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended June 30, 2024, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%, therefore disclosure item not applicable to this filing.

(g)	For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees billed by E&Y of $800,600 and $2,196,986, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2024	2023
Covered Services	$208,151	$186,216
Non-Covered Services	$592,449	2,010,770

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

The UBS Funds

Annual Financial Statements | June 30, 2024

UBS All China Equity Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 93.7%
China: 84.1%
Alibaba Group Holding Ltd.	5,400	$48,669
Anhui Conch Cement Co. Ltd., Class H	6,500	15,462
Anhui Gujing Distillery Co. Ltd., Class B	5,200	77,242
China Jinmao Holdings Group Ltd.	82,000	6,486
China Merchants Bank Co. Ltd., Class H	55,500	252,200
China Resources Land Ltd.	22,000	74,939
Chinasoft International Ltd.[1]	52,000	27,276
Country Garden Services Holdings Co. Ltd.[1]	7,000	4,311
CSPC Pharmaceutical Group Ltd.	96,000	76,453
Far East Horizon Ltd.	56,000	36,326
Fuyao Glass Industry Group Co. Ltd., Class H2	10,000	57,928
Hainan Meilan International Airport Co. Ltd., Class H*,1	23,000	22,665
Hangzhou Silan Microelectronics Co. Ltd., Class A*	8,500	20,419
Horizon Construction Development Ltd.*,1	12,444	2,392
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	21,600	76,713
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A*	7,500	39,642
Joinn Laboratories China Co. Ltd., Class H2	20,272	19,404
Kingsoft Corp. Ltd.	3,000	8,641
Kweichow Moutai Co. Ltd., Class A	1,300	261,927
Longfor Group Holdings Ltd.[1,2]	18,000	24,591
Meituan, Class B*,2	5,590	79,458
Midea Group Co. Ltd., Class A	8,700	77,132
NetEase, Inc.	21,000	401,014
Ping An Insurance Group Co. of China Ltd., Class H	21,500	97,407
Smoore International Holdings Ltd.[2]	11,000	13,313
TAL Education Group, ADR*	3,168	33,803
Tencent Holdings Ltd.	6,800	322,594
Wanhua Chemical Group Co. Ltd., Class A	1,400	15,550
	Number of shares	Value
Common stocks—(concluded)
China—(concluded)
Wuliangye Yibin Co. Ltd., Class A*	1,300	$22,853
WuXi AppTec Co. Ltd., Class H2	6,100	22,812
Wuxi Biologics Cayman, Inc.*,2	5,500	8,094
WuXi XDC Cayman, Inc.*	11	24
Yihai International Holding Ltd.[1]	12,000	20,066
Yunnan Baiyao Group Co. Ltd., Class A	6,020	42,365
Yunnan Energy New Material Co. Ltd., Class A	3,400	14,799
		2,324,970
Hong Kong: 9.6%
AIA Group Ltd.	9,400	63,598
Hong Kong Exchanges & Clearing Ltd.	3,800	121,612
SSY Group Ltd.	148,000	79,845
		265,055
Total common stocks (cost $3,909,536)		2,590,025
Short-term investments: 8.6%
Investment companies: 8.6%
State Street Institutional U.S. Government Money Market Fund, 5.254%[3] (cost $238,425)	238,425	238,425
Total investments: 102.3% (cost $4,147,961)		2,828,450
Liabilities in excess of other assets: (2.3%)		(63,040)
Net assets: 100.0%		$2,765,410

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS All China Equity Fund

Portfolio of investments

June 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$33,803	$2,556,222	$—	$2,590,025
Short-term investments	—	238,425	—	238,425
Total	$33,803	$2,794,647	$—	$2,828,450

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $225,600, represented 8.2% of the Fund's net assets at period end.

3  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 28.2%
Australia: 0.2%
Glencore PLC	57,806	$328,932
Austria: 0.3%
BAWAG Group AG1	6,078	384,221
Canada: 0.5%
Canadian Pacific Kansas City Ltd.[2]	5,699	448,822
Shopify, Inc., Class A*	3,650	241,082
		689,904
Denmark: 0.1%
Genmab AS*	826	206,990
France: 0.4%
LVMH Moet Hennessy Louis Vuitton SE	420	322,472
Pernod Ricard SA2	2,319	316,404
		638,876
Germany: 0.5%
Infineon Technologies AG	9,826	360,617
Knorr-Bremse AG	5,416	413,972
		774,589
Hong Kong: 0.2%
AIA Group Ltd.	41,617	281,570
India: 0.2%
HDFC Bank Ltd., ADR	5,626	361,920
Ireland: 0.3%
AIB Group PLC	82,859	437,586
Italy: 0.1%
Wizz Air Holdings PLC*,1,2	7,179	202,471
Japan: 1.4%
ITOCHU Corp.[2]	8,600	422,760
JTOWER, Inc.*,2	9,400	98,830
Keyence Corp.	700	306,375
Nippon Telegraph & Telephone Corp.	317,400	300,134
Shin-Etsu Chemical Co. Ltd.	8,600	334,382
SoftBank Group Corp.	4,700	302,310
Sony Group Corp.	4,500	383,495
		2,148,286
Netherlands: 0.7%
Heineken Holding NV	3,447	271,692
Koninklijke Philips NV*,2	18,536	466,153
Universal Music Group NV2	10,059	299,238
		1,037,083
Portugal: 0.4%
Galp Energia SGPS SA	30,999	654,726
South Korea: 0.2%
Samsung Electronics Co. Ltd.	5,880	346,060
	Number of shares	Value
Common stocks—(continued)
Spain: 0.2%
Banco de Sabadell SA	193,404	$373,395
Sweden: 0.2%
Hexpol AB	21,572	239,129
Switzerland: 0.8%
Alcon, Inc.	4,458	396,280
Novartis AG, Registered Shares	4,998	532,145
Sandoz Group AG	7,760	281,285
		1,209,710
United Kingdom: 1.0%
Ashtead Group PLC	5,249	349,970
British American Tobacco PLC	9,864	303,019
Legal & General Group PLC	90,751	259,871
London Stock Exchange Group PLC	3,400	403,166
Spectris PLC	5,887	206,547
		1,522,573
United States: 20.5%
Adobe, Inc.*	414	229,994
Advanced Micro Devices, Inc.*	1,209	196,112
Airbnb, Inc., Class A*	120	18,196
Allstate Corp.	1,857	296,489
Alphabet, Inc., Class A	8,511	1,550,279
Amazon.com, Inc.*	6,835	1,320,864
Ameriprise Financial, Inc.	839	358,412
APA Corp.	8,547	251,624
Apollo Global Management, Inc.	2,602	307,218
Apple, Inc.	9,010	1,897,686
Aptiv PLC*	6,810	479,560
Berkshire Hathaway, Inc., Class B*	1,869	760,309
Bio-Rad Laboratories, Inc., Class A*	1,767	482,585
BlackRock, Inc.	493	388,149
Bristol-Myers Squibb Co.	11,878	493,293
Broadcom, Inc.	419	672,717
Brunswick Corp.	3,047	221,730
Bunge Global SA	3,085	329,385
CF Industries Holdings, Inc.	2,493	184,781
Chipotle Mexican Grill, Inc.*	3,191	199,916
Constellation Brands, Inc., Class A	853	219,460
Cooper Cos., Inc.	1,712	149,458
Devon Energy Corp.	7,793	369,388
Dexcom, Inc.*	1,665	188,778
Dynatrace, Inc.*	5,255	235,109
Eli Lilly & Co.	643	582,159
Exxon Mobil Corp.	1,116	128,474
Fidelity National Information Services, Inc.	7,682	578,915
GE Vernova, Inc.*	1,125	192,949
General Electric Co.	1,100	174,867
Haleon PLC	124,532	506,685
Hayward Holdings, Inc.*	16,552	203,590
HubSpot, Inc.*	383	225,890
Hyatt Hotels Corp., Class A	1,068	162,251
IAC, Inc.*	5,151	241,324

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Ingersoll Rand, Inc.	8,881	$806,750
Intel Corp.	7,641	236,642
IQVIA Holdings, Inc.*	776	164,077
Keysight Technologies, Inc.*	2,639	360,883
Las Vegas Sands Corp.	4,830	213,727
Live Nation Entertainment, Inc.*	2,123	199,010
Lyft, Inc., Class A*	16,471	232,241
Marsh & McLennan Cos., Inc.	1,330	280,258
Marvell Technology, Inc.	3,091	216,061
Mastercard, Inc., Class A	1,249	551,009
Meta Platforms, Inc., Class A	1,552	782,549
Micron Technology, Inc.	2,943	387,093
Microsoft Corp.	4,783	2,137,762
Mondelez International, Inc., Class A	6,654	435,438
NextEra Energy, Inc.	8,684	614,914
NIKE, Inc., Class B	2,853	215,031
Northrop Grumman Corp.	732	319,115
NVIDIA Corp.	14,572	1,800,225
Oracle Corp.	2,279	321,795
Palo Alto Networks, Inc.*	737	249,850
Prologis, Inc.	2,955	331,876
Regal Rexnord Corp.	2,327	314,657
S&P Global, Inc.	429	191,334
Schlumberger NV	2,288	107,948
Starbucks Corp.	3,391	263,989
Take-Two Interactive Software, Inc.*	3,487	542,194
Tesla, Inc.*	797	157,710
T-Mobile U.S., Inc.	1,871	329,633
TransDigm Group, Inc.	193	246,579
Uber Technologies, Inc.*	2,163	157,207
UnitedHealth Group, Inc.	1,490	758,797
Vulcan Materials Co.	869	216,103
Walmart, Inc.	8,174	553,462
Walt Disney Co.	3,014	299,260
Wells Fargo & Co.	13,260	787,511
Williams Cos., Inc.	17,565	746,512
Zoom Video Communications, Inc., Class A*	3,054	180,766
		31,508,564
Total common stocks (cost $34,956,810)		43,346,585
	Face amount[3]
Asset-backed securities: 2.0%
Cayman Islands: 0.2%
Dryden 60 CLO Ltd., Series 2018-60A, Class A, 3 mo. USD Term SOFR + 1.312%, 6.640%, due 07/15/31[1,4]	236,852	237,040
	Face amount[3]	Value
Asset-backed securities—(continued)
United States: 1.8%
AmeriCredit Automobile Receivables Trust Series 2020-2, Class C, 1.480%, due 02/18/26	110,659	$109,866
Series 2022-1, Class A3, 2.450%, due 11/18/26	64,612	63,639
BMW Vehicle Lease Trust, Series 2024-1, Class A3, 4.980%, due 03/25/27	100,000	99,462
Dell Equipment Finance Trust, Series 2023-3, Class D, 6.750%, due 10/22/29[1]	175,000	177,926
Drive Auto Receivables Trust Series 2021-1, Class D, 1.450%, due 01/16/29	84,894	82,844
Series 2024-1, Class A3, 5.350%, due 02/15/28	100,000	99,737
DT Auto Owner Trust, Series 2021-1A, Class D, 1.160%, due 11/16/26[1]	100,000	97,528
Exeter Automobile Receivables Trust Series 2021-1A, Class D, 1.080%, due 11/16/26	79,149	77,536
Series 2022-2A, Class B, 3.650%, due 10/15/26	14,995	14,980
Series 2023-4A, Class A2, 6.070%, due 12/15/25	71,499	71,532
Series 2024-3A, Class B, 5.570%, due 09/15/28	100,000	100,093
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class C, 4.570%, due 04/15/26[1]	20,646	20,628
GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, due 01/20/27	100,000	99,867
HPEFS Equipment Trust Series 2022-1A, Class B, 1.790%, due 05/21/29[1]	200,000	199,040
Series 2024-1A, Class D, 5.820%, due 11/20/31[1]	100,000	99,994
Series 2024-2A, Class D, 5.820%, due 04/20/32[1]	100,000	99,766
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.560%, due 08/15/28[1]	100,000	100,233
Hyundai Auto Receivables Trust, Series 2024-A, Class C, 5.270%, due 07/15/31	100,000	99,767
OneMain Financial Issuance Trust, Series 2020-2A, Class B, 2.210%, due 09/14/35[1]	100,000	90,353
Santander Drive Auto Receivables Trust Series 2020-2, Class D, 2.220%, due 09/15/26	14,308	14,285

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

	Face amount[3]	Value
Asset-backed securities—(concluded)
United States—(concluded)
Series 2020-4, Class D, 1.480%, due 01/15/27	99,690	$98,460
Series 2022-5, Class C, 4.740%, due 10/16/28	100,000	98,904
Series 2023-2, Class A3, 5.210%, due 07/15/27	100,000	99,708
Series 2023-3, Class A3, 5.610%, due 10/15/27	125,000	124,948
Series 2023-3, Class A2, 6.080%, due 08/17/26	87,864	87,944
Series 2023-4, Class A2, 6.180%, due 02/16/27	138,223	138,388
Series 2023-6, Class A2, 6.080%, due 05/17/27	59,098	59,192
Series 2024-3, Class C, 5.640%, due 08/15/30	100,000	100,165
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.350%, due 06/21/27[1]	87,138	86,968
Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, due 03/15/30	100,000	99,735
		2,813,488
Total asset-backed securities (cost $3,052,504)		3,050,528
Corporate bonds: 10.3%
Canada: 0.5%
Canadian Imperial Bank of Commerce 3.945%, due 08/04/25	810,000	796,214
United States: 9.8%
Air Lease Corp. 5.300%, due 02/01/28	750,000	748,377
American Express Co. 3.950%, due 08/01/25	810,000	796,691
Bank of America Corp. (fixed, converts to FRN on 07/21/31), 2.299%, due 07/21/32[4]	1,000,000	818,626
Broadcom, Inc. 4.300%, due 11/15/32	900,000	841,203
Centene Corp. 2.450%, due 07/15/28	250,000	221,957
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908%, due 07/23/25	187,000	185,184
Cheniere Energy Partners LP 4.500%, due 10/01/29	810,000	771,640
Citigroup, Inc. (fixed, converts to FRN on 06/11/34), 5.449%, due 06/11/35[4]	725,000	719,320
Comcast Corp. 5.250%, due 11/07/25	540,000	539,617
	Face amount[3]	Value
Corporate bonds—(concluded)
United States—(concluded)
Consolidated Edison Co. of New York, Inc. 5.500%, due 03/15/34	375,000	$380,903
Discovery Communications LLC 3.625%, due 05/15/30	900,000	791,951
General Motors Co. 5.400%, due 10/15/29	810,000	805,854
Goldman Sachs Group, Inc. (fixed, converts to FRN on 04/25/29), 5.727%, due 04/25/30[4]	900,000	915,980
John Deere Capital Corp. 4.800%, due 01/09/26	650,000	645,945
JPMorgan Chase & Co. 3.625%, due 12/01/27	810,000	774,860
Morgan Stanley (fixed, converts to FRN on 07/20/32), 4.889%, due 07/20/33[4]	900,000	867,609
Oracle Corp. 6.250%, due 11/09/32	750,000	793,808
Pacific Gas & Electric Co. 4.550%, due 07/01/30	750,000	710,736
Southern California Edison Co. 5.850%, due 11/01/27	630,000	642,263
Southwestern Energy Co. 5.375%, due 02/01/29	750,000	729,006
T-Mobile USA, Inc. 3.500%, due 04/15/31	540,000	485,145
Wells Fargo & Co. (fixed, converts to FRN on 07/25/32), 4.897%, due 07/25/33[4]	900,000	865,678
		15,052,353
Total corporate bonds (cost $15,832,140)		15,848,567
Mortgage-backed securities: 0.7%
United States: 0.7%
Bank, Series 2022-BNK39, Class A4, 2.928%, due 02/15/55[4]	200,000	169,993
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, due 03/10/33[1]	100,000	94,889
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4, 4.228%, due 06/10/51[4]	100,000	95,416
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%, 7.694%, due 07/15/38[1,4]	136,169	136,084
Flagstar Mortgage Trust, Series 2018-5, Class A2, 4.000%, due 09/25/48[1,4]	40,219	36,999

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

	Face amount[3]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, due 08/10/38[1]		100,000	$93,520
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class D, 2.146%, due 01/05/40[1,4]		125,000	91,051
MFA Trust Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,4]		18,517	16,875
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,4]		22,319	20,487
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, due 10/25/58[1,4]		42,881	39,288
Residential Mortgage Loan Trust, Series 2020-2, Class A1, 1.654%, due 05/25/60[1,4]		9,242	9,154
Verus Securitization Trust Series 2019-4, Class A1, 3.642%, due 11/25/59[1,4]		7,869	7,639
Series 2020-5, Class A1, 1.218%, due 05/25/65[1,4]		23,434	22,044
Series 2021-R2, Class A1, 0.918%, due 02/25/64[1,4]		34,569	30,678
Series 2021-R3, Class A1, 1.020%, due 04/25/64[1,4]		44,876	40,204
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class AS, 4.405%, due 06/15/51[4]		130,000	122,398
Total mortgage-backed securities (cost $1,097,036)			1,026,719
Non-U.S. government agency obligations: 4.3%
Australia: 0.2%
Australia Government Bonds Series 138, 3.250%, due 04/21/29[5]	AUD	455,000	292,625
Austria: 0.0%†
Republic of Austria Government Bonds 3.150%, due 06/20/44[5]	EUR	45,000	47,332
Belgium: 0.1%
Kingdom of Belgium Government Bonds Series 71, 3.750%, due 06/22/45[5]	EUR	73,000	81,092
Canada: 0.3%
Canada Government Bonds 1.000%, due 06/01/27	CAD	320,000	217,236
4.000%, due 03/01/29	CAD	200,000	149,207
Series WL43, 5.750%, due 06/01/29	CAD	180,000	145,216
			511,659
Finland: 0.0%†
Finland Government Bonds Series 30Y, 1.375%, due 04/15/47[5]	EUR	20,000	15,077
	Face amount[3]		Value
Non-U.S. government agency obligations—(continued)
France: 0.4%
French Republic Government Bonds OAT Series OAT, 0.000%, due 11/25/31[5,6]	EUR	485,000	$414,484
Series OAT, 0.000%, due 05/25/32[5,6]	EUR	75,000	62,999
Series OAT, 0.500%, due 05/25/40[5]	EUR	85,000	57,950
Series OAT, 3.250%, due 05/25/45[5]	EUR	95,000	96,463
			631,896
Germany: 0.4%
Bundesrepublik Deutschland Bundesanleihe 0.000%, due 11/15/28[5,6]	EUR	300,000	289,161
Series 10Y, 2.200%, due 02/15/34[5]	EUR	130,000	135,919
2.500%, due 07/04/44[5]	EUR	146,000	151,520
			576,600
Ireland: 0.1%
Ireland Government Bonds 1.500%, due 05/15/50[5]	EUR	261,000	194,684
Italy: 0.4%
Italy Buoni Poliennali Del Tesoro Series 10Y, 0.950%, due 12/01/31[5]	EUR	195,000	171,335
Series 17Y, 1.650%, due 03/01/32[5]	EUR	30,000	27,657
Series 10Y, 3.000%, due 08/01/29[5]	EUR	140,000	146,264
Series 31Y, 3.250%, due 09/01/46[5]	EUR	85,000	76,095
Series 31Y, 4.000%, due 02/01/37[5]	EUR	118,000	124,793
			546,144
Japan: 0.6%
Japan Government CPI-Linked Bonds Series 26, 0.005%, due 03/10/31	JPY	54,088,000	359,208
Japan Government Forty Year Bonds Series 12, 0.500%, due 03/20/59	JPY	18,000,000	65,393
Japan Government Thirty Year Bonds Series 51, 0.300%, due 06/20/46	JPY	7,600,000	33,449
Japan Government Twenty Year Bonds Series 156, 0.400%, due 03/20/36	JPY	77,500,000	436,773
			894,823
New Zealand: 1.0%
New Zealand Government Bonds Series 0429, 3.000%, due 04/20/29	NZD	300,000	170,750
New Zealand Government Bonds Inflation-Linked Series 0925, 2.000%, due 09/20/25[5,7]	NZD	2,269,500	1,366,649
			1,537,399
Spain: 0.3%
Spain Government Bonds 1.450%, due 10/31/27[5]	EUR	155,000	157,800
1.500%, due 04/30/27[5]	EUR	97,000	99,564
2.350%, due 07/30/33[5]	EUR	57,000	56,559
3.450%, due 07/30/66[5]	EUR	10,000	9,493
4.200%, due 01/31/37[5]	EUR	44,000	50,230
5.150%, due 10/31/44[5]	EUR	79,000	100,043
			473,689

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

	Face amount[3]		Value
Non-U.S. government agency obligations—(concluded)
United Kingdom: 0.5%
U.K. Gilts 0.875%, due 07/31/33[5]	GBP	160,000	$152,700
1.000%, due 01/31/32[5]	GBP	149,000	150,997
1.250%, due 07/31/51[5]	GBP	274,000	167,467
1.625%, due 10/22/28[5]	GBP	234,000	268,290
3.500%, due 01/22/45[5]	GBP	40,000	43,025
3.750%, due 10/22/53[5]	GBP	40,000	43,267
			825,746
Total non-U.S. government agency obligations (cost $7,882,547)			6,628,766
U.S. government agency obligations: 6.2%
United States: 6.2%
Federal Home Loan Mortgage Corp. 1.500%, due 10/01/51		299,249	223,396
2.000%, due 02/01/51		837,701	659,592
2.500%, due 11/01/50		191,041	160,367
3.000%, due 01/01/52		118,594	101,281
4.500%, due 08/01/52		200,292	188,978
Federal National Mortgage Association 2.000%, due 04/01/51		229,775	181,936
2.500%, due 08/01/51		368,992	302,616
2.500%, due 11/01/51		457,025	376,172
2.500%, due 02/01/52		226,756	189,026
3.000%, due 08/01/50		435,523	377,782
3.000%, due 03/01/52		351,356	303,387
3.500%, due 02/01/49		413,383	372,002
4.000%, due 05/01/51		390,998	363,191
4.500%, due 01/01/53		420,935	396,897
Government National Mortgage Association 2.000%, due 01/20/52		463,428	375,182
2.500%, due 08/20/51		516,528	434,556
3.000%, due 10/20/45		65,131	57,764
3.000%, due 12/20/45		74,408	65,991
3.000%, due 04/20/52		214,081	186,438
3.500%, due 01/20/50		197,230	178,452
Government National Mortgage Association, TBA 5.500%		275,000	272,850
6.000%		100,000	100,410
6.500%		225,000	228,114
7.000%		75,000	76,370
Uniform Mortgage-Backed Security, TBA 2.000%		1,000,000	782,051
2.500%		450,000	367,454
3.500%		200,000	176,951
4.000%		375,000	343,093
5.000%		775,000	748,848
5.500%		425,000	419,008
6.000%		450,000	451,183
6.500%		50,000	50,881
Total U.S. government agency obligations (cost $9,787,528)			9,512,219
	Face amount[3]	Value
U.S. Treasury obligations: 4.5%
United States: 4.5%
U.S. Treasury Bonds 1.125%, due 08/15/40	310,000	$188,761
1.250%, due 05/15/50	360,000	178,425
2.500%, due 02/15/46	180,000	126,830
2.750%, due 11/15/42	170,000	130,282
2.750%, due 08/15/47	133,000	96,882
2.875%, due 05/15/43	617,000	479,139
3.000%, due 11/15/45	100,000	77,430
4.375%, due 02/15/38	110,000	109,815
U.S. Treasury Notes 0.375%, due 12/31/25	250,000	233,799
0.625%, due 08/15/30	1,110,000	889,561
0.750%, due 03/31/26	250,000	236,983
0.875%, due 06/30/26	650,000	602,977
1.125%, due 02/15/31	450,000	367,998
1.250%, due 03/31/28	40,000	35,623
1.250%, due 06/30/28	540,000	477,731
1.250%, due 09/30/28	270,000	237,262
1.250%, due 08/15/31	200,000	162,312
1.625%, due 11/30/26	858,000	799,549
1.625%, due 08/15/29	196,000	171,753
1.625%, due 05/15/31	350,000	293,754
2.000%, due 02/15/25	70,000	68,569
2.125%, due 05/15/25	70,000	68,187
2.750%, due 08/15/32	200,000	177,977
3.875%, due 08/15/33	256,000	246,280
4.125%, due 11/15/32	300,000	294,949
4.625%, due 02/28/25	120,000	119,507
Total U.S. Treasury obligations (cost $7,635,111)		6,872,335
	Number of shares
Exchange traded funds: 7.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF[2]	53,620	4,744,298
SPDR Portfolio High Yield Bond ETF	306,000	7,108,380
Total exchange traded funds (cost $11,365,090)		11,852,678
Investment companies: 29.5%
PACE High Yield Investments[8]	1,040,891	9,107,796
PACE International Emerging Markets Equity Investments[8]	746,830	9,835,756
PACE International Equity Investments[8]	790,428	14,409,498
UBS All China Equity Fund[8]	468,854	1,992,631
UBS Emerging Markets Equity Opportunity Fund[8]	1,237,573	9,888,204
Total investment companies (cost $46,693,340)		45,233,885

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Short-term investments: 3.5%
Investment companies: 3.5%
State Street Institutional U.S. Government Money Market Fund, 5.254%[9] (cost $5,336,939)	5,336,939	$5,336,939
	Face amount[3]
Short-term U.S. Treasury obligations: 3.8%
United States: 3.8%
U.S. Treasury Bills 5.302%, due 08/08/24[9]	1,100,000	1,094,044
5.367%, due 10/17/24[9]	900,000	886,023
5.326%, due 11/21/24[9]	4,000,000	3,918,411
Total Short-term U.S. Treasury obligations (Cost $5,898,478)		5,898,478
	Number of shares	Value
Investment of cash collateral from securities loaned: 4.0%
Money market funds: 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.276%[9] (cost $6,132,415)	6,132,415	$6,132,415
Total investments (cost $155,669,938): 104.7%		160,740,114

Liabilities in excess of other assets: (4.7%)	(7,267,771)
Net assets: 100.0%	$153,472,343

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
50	EUR	EURO STOXX 50 Index Futures	September 2024	$2,649,863	$2,637,751	$(12,112)
422	EUR	EURO STOXX Bank Index Futures	September 2024	3,114,876	3,108,225	(6,651)
154	EUR	Euro High Yield Bond Index Futures	September 2024	9,331,600	9,302,507	(29,093)
33	USD	MSCI World Quality Futures	September 2024	1,656,118	1,656,600	482
115	USD	S&P 500 E-Mini Index Futures	September 2024	31,897,228	31,748,625	(148,603)
20	JPY	TSE TOPIX Index Futures	September 2024	3,467,898	3,493,691	25,793
Interest rate futures buy contracts:
79	AUD	Australian Bond 10 Year Futures	September 2024	6,036,922	5,985,185	(51,737)
49	EUR	Euro Bund 10 Year Futures	September 2024	6,856,321	6,906,966	50,645
63	GBP	United Kingdom Long Gilt Bond Futures	September 2024	7,737,454	7,770,306	32,852
Total				$72,748,280	$72,609,856	$(138,424)
Index futures sell contracts:
36	USD	MSCI Europe USD NTR Futures	September 2024	$(3,491,446)	$(3,456,720)	$34,726
52	AUD	ASX SPI 200 Index Futures	September 2024	(6,715,778)	(6,740,110)	(24,332)
8	CAD	S&P TSX 60 Index Futures	September 2024	(1,509,937)	(1,532,692)	(22,755)
202	USD	MSCI Emerging Markets Index Futures	September 2024	(11,073,040)	(10,990,820)	82,220

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures sell contracts:
22	JPY	Japan Government Bond 10 Year Futures	September 2024	$(1,959,867)	$(1,951,681)	$8,186
U.S. Treasury futures sell contracts:
37	USD	U.S. Treasury Note 10 Year Futures	September 2024	(4,051,450)	(4,069,422)	(17,972)
Total				$(28,801,518)	$(28,741,445)	$60,073
Net unrealized appreciation (depreciation)						$(78,351)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	BRL	8,394,515	USD	1,575,000	07/24/24	$77,170
BOA	USD	1,592,867	NZD	2,610,000	07/24/24	(3,109)
CIBC	CNH	74,240,000	USD	10,271,116	07/24/24	83,359
CIBC	USD	790,000	CAD	1,081,057	07/24/24	617
CITI	EUR	5,835,000	CHF	5,546,778	07/24/24	(65,405)
CITI	USD	790,000	COP	3,129,980,000	07/24/24	(38,772)
GSI	MXN	42,001,240	CAD	3,220,000	07/24/24	66,801
GSI	MXN	36,538,760	USD	1,954,553	07/24/24	(35,970)
HSBC	EUR	745,000	USD	803,477	07/24/24	4,795
HSBC	NZD	11,030,000	USD	6,516,149	07/24/24	(202,255)
HSBC	USD	431,495	TWD	13,900,000	07/24/24	(2,038)
JPMCB	CNH	11,196,839	USD	1,560,000	07/24/24	23,488
JPMCB	IDR	5,720,300,000	USD	350,853	07/24/24	1,632
JPMCB	KRW	290,000,000	USD	210,846	07/24/24	(90)
MSCI	AUD	1,770,000	USD	1,172,294	07/24/24	(9,172)
MSCI	CHF	6,215,000	USD	6,896,582	07/24/24	(39,176)
MSCI	USD	5,488,406	BRL	28,970,000	07/24/24	(319,299)
MSCI	USD	2,643,523	COP	10,474,166,000	07/24/24	(129,614)
MSCI	USD	241,726	MYR	1,152,000	07/24/24	2,827
SSB	AUD	1,250,000	USD	811,345	07/24/24	(23,023)
SSB	CAD	6,125,000	USD	4,466,934	07/24/24	(12,503)
SSB	EUR	4,070,000	USD	4,353,267	07/24/24	(10,001)
SSB	GBP	1,285,000	USD	1,590,085	07/24/24	(34,493)
SSB	USD	1,120,252	EUR	1,035,000	07/24/24	(10,674)
SSB	USD	170,259	GBP	135,000	07/24/24	416
SSB	USD	120,107	GBP	95,000	07/24/24	(2)
SSB	USD	2,214,269	JPY	338,100,000	07/24/24	(105,799)
SSB	USD	4,531,737	MXN	78,540,000	07/24/24	(253,111)
SSB	USD	4,972,211	NOK	54,740,000	07/24/24	157,613
SSB	USD	479,244	SGD	650,000	07/24/24	611
Net unrealized appreciation (depreciation)						$(875,177)

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$32,053,703	$11,292,882	$—	$43,346,585
Exchange traded funds	11,852,678	—	—	11,852,678
Investment companies	45,233,885	—	—	45,233,885
Asset-backed securities	—	3,050,528	—	3,050,528
Corporate bonds	—	15,848,567	—	15,848,567
Mortgage-backed securities	—	1,026,719	—	1,026,719
Non-U.S. government agency obligations	—	6,628,766	—	6,628,766
U.S. government agency obligations	—	9,512,219	—	9,512,219
U.S. Treasury obligations	—	6,872,335	—	6,872,335
Short-term investments	—	5,336,939	—	5,336,939
Short-term U.S. Treasury obligations	—	5,898,478	—	5,898,478
Investment of cash collateral from securities loaned	—	6,132,415	—	6,132,415
Futures contracts	174,385	60,519	—	234,904
Forward foreign currency contracts	—	419,329	—	419,329
Total	$89,314,651	$72,079,696	$—	$161,394,347
Liabilities
Futures contracts	$(270,160)	$(43,095)	$—	$(313,255)
Forward foreign currency contracts	—	(1,294,506)	—	(1,294,506)
Total	$(270,160)	$(1,337,601)	$—	$(1,607,761)

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,435,080, represented 1.6% of the Fund's net assets at period end.

2  Security, or portion thereof, was on loan at the period end.

3  In U.S. dollars unless otherwise indicated.

4  Floating or variable rate securities. The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6  Zero coupon bond.

UBS Global Allocation Fund

Portfolio of investments

June 30, 2024

7  Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer's country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

8  The table below details the Fund's investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/23	Purchases during the year ended 06/30/24	Sales during the year ended 06/30/24	Net realized gain (loss) during the year ended 06/30/24	Change in net unrealized appreciation (depreciation) during the year ended 06/30/24	Value 06/30/24	Net income earned from affiliate for the year ended 06/30/24	Shares 06/30/24
UBS Emerging Markets Equity Opportunity Fund	$10,907,589	$318,196	$2,140,000	$(665,386)	$1,467,805	$9,888,204	$318,196	1,237,572
PACE High Yield Investments	8,669,888	524,022	460,000	(52,335)	426,221	9,107,796	524,022	1,040,891
PACE International Equity Investments	18,861,873	591,278	6,285,700	188,158	1,053,889	14,409,498	591,278	790,428
PACE International Emerging Markets Equity Investments	11,349,594	134,952	2,190,000	91,278	449,932	9,835,756	134,952	746,830
UBS All China Equity Fund	2,215,101	64,093	—	—	(286,563)	1,992,631	64,093	468,854
	$52,004,045	$1,632,541	$11,075,700	$(438,285)	$3,111,284	$45,233,885	$1,632,541

9  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 95.7%
Brazil: 7.5%
Hypera SA	1,012,000	$5,195,685
MercadoLibre, Inc.*	5,447	8,951,600
Petroleo Brasileiro SA, ADR	696,720	10,095,473
Vale SA	917,700	10,214,360
		34,457,118
China: 20.8%
China Mengniu Dairy Co. Ltd.	5,199,000	9,304,208
Gree Electric Appliances, Inc. of Zhuhai, Class A	730,100	3,939,092
Kweichow Moutai Co. Ltd., Class A	70,661	14,236,920
Midea Group Co. Ltd., Class A	568,146	5,037,041
PDD Holdings, Inc., ADR*	142,216	18,907,617
Ping An Insurance Group Co. of China Ltd., Class H	2,770,000	12,549,698
Tencent Holdings Ltd.	663,300	31,467,169
		95,441,745
Hungary: 2.2%
OTP Bank Nyrt	199,180	9,879,848
India: 16.1%
Axis Bank Ltd.	1,112,143	16,854,314
Bandhan Bank Ltd.[1]	1,465,418	3,578,332
Eicher Motors Ltd.	201,200	11,266,799
HDFC Bank Ltd.	1,006,626	20,327,998
Reliance Industries Ltd.	585,331	21,942,084
		73,969,527
Indonesia: 2.9%
Bank Central Asia Tbk. PT	21,717,500	13,141,052
Malaysia: 0.4%
CIMB Group Holdings Bhd.	1,185,800	1,708,448
Mexico: 3.2%
Grupo Financiero Banorte SAB de CV, Class O	1,893,747	14,756,635
Russia: 0.0%†
Sberbank of Russia PJSC*,2,3	3,568,865	0
Yandex NV, Class A*,2,3	257,600	0
		0
Saudi Arabia: 2.0%
Saudi National Bank	912,031	8,996,497
	Number of shares	Value
Common stocks—(concluded)
South Africa: 5.5%
Anglo American PLC	312,844	$9,886,018
MTN Group Ltd.	1,256,795	5,848,355
Naspers Ltd., Class N	49,460	9,713,565
		25,447,938
South Korea: 18.3%
KB Financial Group, Inc.	146,210	8,316,445
Kia Corp.	174,776	16,354,018
Samsung Electronics Co. Ltd.	590,636	34,761,159
Samsung SDI Co. Ltd.	24,316	6,209,106
SK Hynix, Inc.	108,716	18,450,035
		84,090,763
Taiwan: 14.7%
ASE Technology Holding Co. Ltd.	1,408,000	7,293,876
MediaTek, Inc.	324,000	13,954,154
Taiwan Semiconductor Manufacturing Co. Ltd.	1,569,000	46,485,725
		67,733,755
Thailand: 2.1%
PTT Exploration & Production PCL, NVDR	2,344,400	9,691,124
Total common stocks (cost $476,068,105)		439,314,450
Preferred stocks: 1.6%
Brazil: 1.6%
Banco Bradesco SA (cost $11,405,595)	3,305,459	7,320,367
Short-term investments: 0.6%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.254%[4] (cost $2,925,840)	2,925,840	2,925,840
Total investments: 97.9% (cost $490,399,540)		449,560,657
Other assets in excess of liabilities: 2.1%		9,647,474
Net assets: 100.0%		$459,208,131

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

June 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$68,121,370	$371,193,080	$0	$439,314,450
Preferred stocks	7,320,367	—	—	7,320,367
Short-term investments	—	2,925,840	—	2,925,840
Total	$75,441,737	$374,118,920	$0	$449,560,657

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,578,332, represented 0.8% of the Fund's net assets at period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS Engage For Impact Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 99.0%
Canada: 1.8%
Canadian Pacific Kansas City Ltd.[1]	11,499	$905,597
China: 1.0%
China Mengniu Dairy Co. Ltd.	275,000	492,144
France: 3.9%
Danone SA	33,109	2,027,919
Germany: 2.8%
Infineon Technologies AG	39,784	1,460,085
Indonesia: 3.5%
Bank Mandiri Persero Tbk. PT	4,906,000	1,835,402
Ireland: 3.4%
AIB Group PLC	330,910	1,747,565
Japan: 7.4%
Chugai Pharmaceutical Co. Ltd.[1]	36,500	1,299,705
JTOWER, Inc.*,1	21,000	220,791
Recruit Holdings Co. Ltd.	28,600	1,538,885
Shimano, Inc.	5,100	788,173
		3,847,554
Mexico: 1.9%
America Movil SAB de CV	663,000	564,248
Grupo Financiero Banorte SAB de CV, Class O	53,989	420,698
		984,946
Netherlands: 2.5%
Aalberts NV	20,994	850,105
OCI NV1	19,143	467,535
		1,317,640
Portugal: 3.3%
Galp Energia SGPS SA	80,614	1,702,638
Spain: 2.8%
Befesa SA2	6,453	213,504
Iberdrola SA1	94,992	1,232,515
		1,446,019
Switzerland: 6.6%
Alcon, Inc.	23,571	2,095,269
Sandoz Group AG	35,854	1,299,637
		3,394,906
United Kingdom: 7.1%
AstraZeneca PLC	14,043	2,185,554
Spectris PLC	42,444	1,489,157
		3,674,711
	Number of shares	Value
Common stocks—(concluded)
United States: 51.0%
Aptiv PLC*	15,270	$1,075,313
Autodesk, Inc.*	7,089	1,754,173
Bio-Rad Laboratories, Inc., Class A*	2,395	654,098
Broadcom, Inc.	1,448	2,324,807
CF Industries Holdings, Inc.	11,049	818,952
Coursera, Inc.*	18,047	129,217
Dexcom, Inc.*	8,607	975,862
Digital Realty Trust, Inc.	5,885	894,814
Ecolab, Inc.	4,589	1,092,182
Enphase Energy, Inc.*	4,832	481,799
Ingersoll Rand, Inc.	17,112	1,554,454
Linde PLC	3,640	1,597,268
Micron Technology, Inc.	16,259	2,138,546
Montrose Environmental Group, Inc.*	12,523	558,025
NIKE, Inc., Class B	9,989	752,871
Primo Water Corp.	63,094	1,379,235
Pure Storage, Inc., Class A*	14,526	932,714
Regal Rexnord Corp.	9,172	1,240,238
Rivian Automotive, Inc., Class A*,1	31,889	427,950
Roper Technologies, Inc.	1,807	1,018,534
ServiceNow, Inc.*	1,085	853,537
SLM Corp.	40,792	848,066
Sprouts Farmers Market, Inc.*	13,769	1,151,915
Trimble, Inc.*	16,194	905,569
Zoom Video Communications, Inc., Class A*	14,106	834,934
		26,395,073
Total common stocks (cost $46,062,258)		51,232,199
Short-term investments: 1.3%
Investment companies: 1.3%
State Street Institutional U.S. Government Money Market Fund, 5.254%[3] (cost $687,539)	687,539	687,539
Investment of cash collateral from securities loaned: 6.1%
Money market funds: 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.276%[3] (cost $3,155,901)	3,155,901	3,155,901
Total investments: 106.4% (cost $49,905,698)		55,075,639
Liabilities in excess of other assets: (6.4%)		(3,328,374)
Net assets: 100.0%		$51,747,265

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Engage For Impact Fund

Portfolio of investments

June 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$28,285,616	$22,946,583	$—	$51,232,199
Short-term investments	—	687,539	—	687,539
Investment of cash collateral from securities loaned	—	3,155,901	—	3,155,901
Total	$28,285,616	$26,790,023	$—	$55,075,639

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $213,504, represented 0.4% of the Fund's net assets at period end.

3  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 97.9%
Australia: 1.0%
Brambles Ltd.	158,477	$1,529,291
Brazil: 0.6%
Suzano SA	88,042	897,886
Canada: 5.9%
Canadian Pacific Kansas City Ltd.[1]	27,201	2,142,199
Gildan Activewear, Inc.[1]	69,823	2,648,379
Royal Bank of Canada[1]	34,227	3,643,992
Shopify, Inc., Class A*	12,000	792,600
		9,227,170
China: 1.0%
Ping An Insurance Group Co. of China Ltd., Class H	334,000	1,513,213
Denmark: 0.9%
Genmab AS*	5,739	1,438,155
Finland: 0.6%
Neste OYJ	52,851	943,099
France: 5.4%
AXA SA	37,319	1,222,990
Cie Generale des Etablissements Michelin SCA	70,818	2,737,193
Danone SA	46,898	2,872,493
Ubisoft Entertainment SA*	75,856	1,659,972
		8,492,648
Germany: 3.9%
HUGO BOSS AG	17,856	802,863
Infineon Technologies AG	47,867	1,756,734
Knorr-Bremse AG	30,789	2,353,354
SAP SE	5,529	1,110,641
		6,023,592
Ireland: 2.6%
AIB Group PLC	766,288	4,046,835
Italy: 3.3%
Infrastrutture Wireless Italiane SpA[1,2]	127,376	1,326,709
PRADA SpA	299,000	2,227,987
Prysmian SpA	25,739	1,589,048
		5,143,744
Japan: 21.5%
Chugai Pharmaceutical Co. Ltd.	35,100	1,249,853
FANUC Corp.	74,300	2,039,736
ITOCHU Corp.[1]	79,400	3,903,158
Keyence Corp.	7,300	3,195,049
Mitsubishi UFJ Financial Group, Inc.	268,000	2,892,263
NEC Corp.[1]	24,300	2,003,693
Nippon Telegraph & Telephone Corp.	2,411,400	2,280,227
OBIC Business Consultants Co. Ltd.	69,800	2,941,207
Shin-Etsu Chemical Co. Ltd.	51,500	2,002,404
SoftBank Group Corp.	22,600	1,453,659
Sony Group Corp.	55,400	4,721,251
	Number of shares	Value
Common stocks—(continued)
Japan—(concluded)
Toyota Motor Corp.	143,100	$2,936,049
West Japan Railway Co.	51,400	959,098
Yamaha Motor Co. Ltd.[1]	111,800	1,039,382
		33,617,029
Luxembourg: 1.4%
Eurofins Scientific SE1	43,039	2,154,918
Netherlands: 6.9%
ASML Holding NV	3,110	3,169,606
Koninklijke Philips NV*	141,034	3,546,800
OCI NV1	72,680	1,775,086
Universal Music Group NV1	73,815	2,195,868
		10,687,360
Norway: 1.6%
Equinor ASA	85,119	2,438,132
Portugal: 0.9%
Galp Energia SGPS SA	68,982	1,456,960
South Korea: 2.3%
SK Hynix, Inc.	20,904	3,547,588
Spain: 2.6%
Banco de Sabadell SA	1,563,086	3,017,766
Iberdrola SA1	74,298	964,011
		3,981,777
Switzerland: 7.7%
Alcon, Inc.	26,968	2,397,235
Barry Callebaut AG, Registered Shares[1]	825	1,344,924
DSM-Firmenich AG	20,184	2,272,822
Novartis AG, Registered Shares	31,043	3,305,199
Sandoz Group AG	74,737	2,709,069
		12,029,249
Taiwan: 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,857	4,841,825
United Kingdom: 15.4%
Ashtead Group PLC	39,219	2,614,874
AstraZeneca PLC	24,507	3,814,097
HSBC Holdings PLC	181,942	1,570,523
Legal & General Group PLC	899,965	2,577,109
London Stock Exchange Group PLC	35,107	4,162,929
NatWest Group PLC	665,994	2,620,081
Spectris PLC	49,943	1,752,261
St. James's Place PLC	134,750	925,981
Unilever PLC	74,012	4,060,019
		24,097,874
United States: 7.5%
Aon PLC, Class A	4,315	1,266,798
Aptiv PLC*	35,860	2,525,261
James Hardie Industries PLC, CDI*	75,900	2,375,488

UBS International Sustainable Equity Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Schlumberger NV	76,778	$3,622,386
Schneider Electric SE	8,208	1,967,834
		11,757,767
Zambia: 1.8%
First Quantum Minerals Ltd.[1]	216,939	2,849,599
Total common stocks (cost $142,980,856)		152,715,711
	Number of shares	Value
Investment of cash collateral from securities loaned: 12.7%
Money market funds: 12.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.276%[3] (cost $19,808,678)	19,808,678	$19,808,678
Total investments: 110.6% (cost $162,789,534)		172,524,389

Liabilities in excess of other assets: (10.6%)	(16,508,336)
Net assets: 100.0%	$156,016,053

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$25,230,925	$127,484,786	$—	$152,715,711
Investment of cash collateral from securities loaned	—	19,808,678	—	19,808,678
Total	$25,230,925	$147,293,464	$—	$172,524,389

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,326,709, represented 0.9% of the Fund's net assets at period end.

3  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS US Dividend Ruler Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 98.3%
Air freight & logistics: 2.3%
United Parcel Service, Inc., Class B	33,088	$4,528,093
Banks: 4.4%
JPMorgan Chase & Co.	43,581	8,814,693
Beverages: 2.8%
Coca-Cola Co.	87,774	5,586,815
Biotechnology: 2.2%
AbbVie, Inc.	25,841	4,432,248
Building products: 1.5%
Trane Technologies PLC	9,291	3,056,089
Capital markets: 6.5%
BlackRock, Inc.	7,932	6,245,023
Morgan Stanley	68,759	6,682,687
		12,927,710
Chemicals: 3.1%
Linde PLC	13,872	6,087,172
Commercial services & supplies: 0.9%
Republic Services, Inc.	9,662	1,877,713
Electric utilities: 2.9%
NextEra Energy, Inc.	80,507	5,700,701
Ground transportation: 3.2%
Union Pacific Corp.	27,794	6,288,670
Health care equipment & supplies: 2.7%
Abbott Laboratories	50,825	5,281,226
Health care providers & services: 3.6%
UnitedHealth Group, Inc.	14,162	7,212,140
Hotels, restaurants & leisure: 2.0%
McDonald's Corp.	15,335	3,907,971
Household products: 2.3%
Procter & Gamble Co.	28,215	4,653,218
Industrial conglomerates: 1.2%
Honeywell International, Inc.	10,891	2,325,664
Industrial REITs: 2.2%
Prologis, Inc.	38,214	4,291,814
Insurance: 4.1%
Chubb Ltd.	18,407	4,695,258
Marsh & McLennan Cos., Inc.	16,139	3,400,810
		8,096,068
	Number of shares	Value
Common stocks—(concluded)
IT services: 3.5%
Accenture PLC, Class A	23,091	$7,006,040
Oil, gas & consumable fuels: 4.8%
Exxon Mobil Corp.	42,195	4,857,488
Phillips 66	34,026	4,803,451
		9,660,939
Pharmaceuticals: 2.3%
Johnson & Johnson	31,533	4,608,863
Professional services: 2.8%
Automatic Data Processing, Inc.	23,700	5,656,953
Semiconductors & semiconductor equipment: 13.8%
Analog Devices, Inc.	31,122	7,103,908
Broadcom, Inc.	7,098	11,396,052
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,700	8,985,977
		27,485,937
Software: 17.0%
Microsoft Corp.	53,040	23,706,228
Oracle Corp.	72,564	10,246,037
		33,952,265
Specialty retail: 6.2%
Home Depot, Inc.	21,592	7,432,830
TJX Cos., Inc.	45,319	4,989,622
		12,422,452
Total common stocks (cost $162,507,983)		195,861,454
Short-term investments: 2.2%
Investment companies: 2.2%
State Street Institutional U.S. Government Money Market Fund, 5.254%[1] (cost $4,412,124)	4,412,124	4,412,124
Total investments: 100.5% (cost $166,920,107)		200,273,578
Liabilities in excess of other assets: (0.5%)		(937,496)
Net assets: 100.0%		$199,336,082

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Dividend Ruler Fund

Portfolio of investments

June 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$195,861,454	$—	$—	$195,861,454
Short-term investments	—	4,412,124	—	4,412,124
Total	$195,861,454	$4,412,124	$—	$200,273,578

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 98.1%
Aerospace & defense: 1.4%
TransDigm Group, Inc.	3,112	$3,975,922
Beverages: 1.4%
Coca-Cola Co.	60,784	3,868,902
Broadline retail: 8.3%
Amazon.com, Inc.*	123,636	23,892,657
Capital markets: 1.9%
Ameriprise Financial, Inc.	7,250	3,097,127
S&P Global, Inc.	5,499	2,452,554
		5,549,681
Chemicals: 1.8%
Sherwin-Williams Co.	16,796	5,012,430
Financial services: 4.9%
Mastercard, Inc., Class A	12,614	5,564,792
Visa, Inc., Class A	32,763	8,599,305
		14,164,097
Ground transportation: 1.4%
Union Pacific Corp.	18,185	4,114,538
Health care equipment & supplies: 3.9%
Abbott Laboratories	25,854	2,686,489
Boston Scientific Corp.*	51,593	3,973,177
Intuitive Surgical, Inc.*	10,462	4,654,021
		11,313,687
Health care providers & services: 1.9%
UnitedHealth Group, Inc.	10,789	5,494,406
Hotels, restaurants & leisure: 2.1%
Chipotle Mexican Grill, Inc.*	93,900	5,882,835
Insurance: 1.5%
Progressive Corp.	19,917	4,136,960
Interactive media & services: 11.9%
Alphabet, Inc., Class A	94,715	17,252,337
Meta Platforms, Inc., Class A	33,295	16,788,005
		34,040,342
Life sciences tools & services: 2.0%
Danaher Corp.	9,226	2,305,116
Thermo Fisher Scientific, Inc.	6,187	3,421,411
		5,726,527
	Number of shares	Value
Common stocks—(concluded)
Machinery: 1.4%
Parker-Hannifin Corp.	8,157	$4,125,892
Pharmaceuticals: 4.1%
Eli Lilly & Co.	13,089	11,850,519
Semiconductors & semiconductor equipment: 14.5%
Advanced Micro Devices, Inc.*	36,270	5,883,357
Applied Materials, Inc.	16,352	3,858,908
ASML Holding NV, Registered Shares	4,969	5,081,945
Broadcom, Inc.	7,141	11,465,090
NVIDIA Corp.	124,437	15,372,947
		41,662,247
Software: 20.1%
Adobe, Inc.*	10,016	5,564,289
Intuit, Inc.	9,486	6,234,294
Microsoft Corp.	86,075	38,471,221
Palo Alto Networks, Inc.*	7,673	2,601,224
Salesforce, Inc.	18,846	4,845,306
		57,716,334
Specialized REITs: 1.3%
American Tower Corp.	19,273	3,746,286
Specialty retail: 3.9%
O'Reilly Automotive, Inc.*	4,647	4,907,511
TJX Cos., Inc.	57,930	6,378,093
		11,285,604
Technology hardware, storage & peripherals: 8.4%
Apple, Inc.	114,843	24,188,233
Total common stocks (cost $210,113,656)		281,748,099
Short-term investments: 1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 5.254%[1] (cost $5,496,881)	5,496,881	5,496,881
Total investments: 100.0% (cost $215,610,537)		287,244,980
Other assets in excess of liabilities: 0.0%†		38,869
Net assets: 100.0%		$287,283,849

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

June 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$281,748,099	$—	$—	$281,748,099
Short-term investments	—	5,496,881	—	5,496,881
Total	$281,748,099	$5,496,881	$—	$287,244,980

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS U.S. Small Cap Growth Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks: 96.7%
Aerospace & defense: 3.0%
AeroVironment, Inc.*	12,874	$2,345,127
BWX Technologies, Inc.	17,663	1,677,985
		4,023,112
Air freight & logistics: 1.0%
GXO Logistics, Inc.*	25,650	1,295,325
Automobile components: 1.3%
Modine Manufacturing Co.*	17,490	1,752,323
Banks: 2.3%
Columbia Banking System, Inc.	44,008	875,319
First Bancorp/Southern Pines NC	33,113	1,056,967
Prosperity Bancshares, Inc.	18,103	1,106,817
		3,039,103
Biotechnology: 12.5%
Arcellx, Inc.*	13,670	754,447
Arcturus Therapeutics Holdings, Inc.*	22,387	545,123
Arrowhead Pharmaceuticals, Inc.*	25,011	650,036
Avidity Biosciences, Inc.*	32,065	1,309,855
Cabaletta Bio, Inc.*	48,491	362,713
Crinetics Pharmaceuticals, Inc.*	20,986	939,963
Halozyme Therapeutics, Inc.*	16,260	851,374
Ideaya Biosciences, Inc.*	21,570	757,323
Immunocore Holdings PLC, ADR*	13,501	457,549
Immunovant, Inc.*	28,167	743,609
Insmed, Inc.*	22,376	1,499,192
Kymera Therapeutics, Inc.*	24,513	731,713
Kyverna Therapeutics, Inc.*	15,200	114,000
Nuvalent, Inc., Class A*	13,000	986,180
Protagonist Therapeutics, Inc.*	37,826	1,310,671
Prothena Corp. PLC*	10,547	217,690
Rhythm Pharmaceuticals, Inc.*	21,573	885,787
Vaxcyte, Inc.*	13,890	1,048,834
Viking Therapeutics, Inc.*	38,000	2,014,380
Xencor, Inc.*	26,822	507,740
		16,688,179
Broadline retail: 1.4%
Global-e Online Ltd.*	52,200	1,893,294
Building products: 3.4%
AZEK Co., Inc.*	61,589	2,594,745
Simpson Manufacturing Co., Inc.	11,798	1,988,317
		4,583,062
Construction & engineering: 3.2%
Comfort Systems USA, Inc.	6,693	2,035,475
MasTec, Inc.*	20,477	2,190,834
		4,226,309
Consumer staples distribution & retail: 1.7%
Performance Food Group Co.*	33,828	2,236,369
	Number of shares	Value
Common stocks—(continued)
Containers & packaging: 1.2%
Graphic Packaging Holding Co.	59,271	$1,553,493
Diversified consumer services: 1.7%
Duolingo, Inc.*	10,518	2,194,791
Electrical equipment: 0.1%
Shoals Technologies Group, Inc., Class A*	27,706	172,885
Electronic equipment, instruments & components: 1.4%
Itron, Inc.*	19,320	1,911,907
Energy equipment & services: 1.7%
Weatherford International PLC*	18,815	2,303,897
Financial services: 3.0%
Essent Group Ltd.	18,927	1,063,508
Flywire Corp.*	57,445	941,523
Shift4 Payments, Inc., Class A*,1	26,665	1,955,878
		3,960,909
Health care equipment & supplies: 0.6%
Artivion, Inc.*	17,863	458,186
iRhythm Technologies, Inc.*	3,444	370,712
		828,898
Health care providers & services: 5.3%
HealthEquity, Inc.*	15,775	1,359,805
NeoGenomics, Inc.*	33,440	463,813
R1 RCM, Inc.*	82,233	1,032,846
RadNet, Inc.*	50,679	2,986,007
Surgery Partners, Inc.*	51,343	1,221,450
		7,063,921
Hotel & resort REITs: 2.4%
Ryman Hospitality Properties, Inc.	32,157	3,211,198
Hotels, restaurants & leisure: 5.9%
Bloomin' Brands, Inc.	58,163	1,118,474
Churchill Downs, Inc.	13,863	1,935,275
Dave & Buster's Entertainment, Inc.*	29,807	1,186,617
First Watch Restaurant Group, Inc.*	78,500	1,378,460
Shake Shack, Inc., Class A*	24,709	2,223,810
		7,842,636
Household durables: 1.6%
TopBuild Corp.*	5,547	2,137,093
Insurance: 0.3%
Bowhead Specialty Holdings, Inc.*	17,700	448,518
IT services: 4.0%
Couchbase, Inc.*	76,359	1,394,315
DigitalOcean Holdings, Inc.*	34,425	1,196,269
Wix.com Ltd.*	17,108	2,721,370
		5,311,954

UBS U.S. Small Cap Growth Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Common stocks—(continued)
Life sciences tools & services: 3.6%
Medpace Holdings, Inc.*	9,893	$4,074,432
Repligen Corp.*	5,849	737,325
		4,811,757
Machinery: 2.3%
Chart Industries, Inc.*	8,967	1,294,297
SPX Technologies, Inc.*	12,737	1,810,437
		3,104,734
Metals & mining: 1.6%
ATI, Inc.*	37,753	2,093,404
Oil, gas & consumable fuels: 2.5%
Gulfport Energy Corp.*	11,458	1,730,158
SM Energy Co.	36,129	1,561,857
		3,292,015
Personal care products: 1.6%
BellRing Brands, Inc.*	36,876	2,107,095
Pharmaceuticals: 1.1%
Arvinas, Inc.*	18,930	503,917
Intra-Cellular Therapies, Inc.*	14,452	989,817
		1,493,734
Semiconductors & semiconductor equipment: 4.6%
Impinj, Inc.*	18,663	2,925,799
Universal Display Corp.	15,524	3,263,921
		6,189,720
Software: 15.6%
Appfolio, Inc., Class A*	8,857	2,166,156
Braze, Inc., Class A*	36,981	1,436,342
Confluent, Inc., Class A*	71,037	2,097,723
CyberArk Software Ltd.*	10,665	2,916,024
DoubleVerify Holdings, Inc.*	55,708	1,084,635
Elastic NV*	20,366	2,319,891
Gitlab, Inc., Class A*	32,599	1,620,822
Rubrik, Inc., Class A*	29,600	907,536
Sprout Social, Inc., Class A*	32,015	1,142,295
Varonis Systems, Inc.*	52,578	2,522,167
Zeta Global Holdings Corp., Class A*	146,118	2,578,983
		20,792,574
	Number of shares	Value
Common stocks—(concluded)
Technology hardware, storage & peripherals: 2.7%
Pure Storage, Inc., Class A*	55,233	$3,546,511
Textiles, apparel & luxury goods: 0.8%
Tapestry, Inc.	25,998	1,112,454
Trading companies & distributors: 1.3%
Boise Cascade Co.	14,651	1,746,692
Total common stocks (cost $106,200,009)		128,969,866
Short-term investments: 1.7%
Investment companies: 1.7%
State Street Institutional U.S. Government Money Market Fund, 5.254%[2] (cost $2,220,829)	2,220,829	2,220,829
Total investments: 98.4% (cost $108,420,838)		131,190,695
Other assets in excess of liabilities: 1.6%		2,124,093
Net assets: 100.0%		$133,314,788

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS U.S. Small Cap Growth Fund

Portfolio of investments

June 30, 2024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$128,969,866	$—	$—	$128,969,866
Short-term investments	—	2,220,829	—	2,220,829
Total	$128,969,866	$2,220,829	$—	$131,190,695

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

June 30, 2024

	Face amount	Value
Non-U.S. government agency obligations: 99.0%
Supranationals: 99.0%
African Development Bank 0.875%, due 07/22/26	$1,700,000	$1,571,082
4.375%, due 11/03/27	600,000	595,314
4.375%, due 03/14/28	1,600,000	1,587,671
Agence Francaise de Developpement EPIC 0.625%, due 01/22/26[1]	2,000,000	1,868,188
Asian Development Bank 1.500%, due 03/04/31	800,000	664,074
1.750%, due 09/19/29	1,000,000	874,556
1.875%, due 01/24/30	700,000	611,324
3.875%, due 09/28/32	500,000	479,735
3.875%, due 06/14/33	450,000	429,298
4.000%, due 01/12/33	500,000	482,249
4.125%, due 01/12/34	100,000	97,213
Asian Infrastructure Investment Bank 0.500%, due 05/28/25	300,000	287,364
0.500%, due 01/27/26	1,400,000	1,306,550
3.750%, due 09/14/27	300,000	292,092
4.000%, due 01/18/28[2]	200,000	196,050
4.125%, due 01/18/29	200,000	197,150
4.250%, due 03/13/34	1,200,000	1,172,844
Council of Europe Development Bank 0.875%, due 09/22/26	1,300,000	1,193,934
1.375%, due 02/27/25	900,000	876,937
4.125%, due 01/24/29	200,000	197,052
European Bank for Reconstruction & Development 0.500%, due 11/25/25	300,000	281,837
0.500%, due 01/28/26	1,700,000	1,586,140
4.125%, due 01/25/29	600,000	591,173
4.250%, due 03/13/34	600,000	587,563
4.375%, due 03/09/28	750,000	745,383
European Investment Bank 1.250%, due 02/14/31	800,000	655,410
1.750%, due 03/15/29	400,000	354,269
3.625%, due 07/15/30	750,000	717,634
3.750%, due 02/14/33	2,100,000	1,994,868
IDB Trust Services Ltd. 0.908%, due 06/25/25[1]	400,000	382,904
Inter-American Development Bank 1.125%, due 07/20/28	2,000,000	1,751,375
1.125%, due 01/13/31	5,700,000	4,621,470
2.250%, due 06/18/29	4,900,000	4,421,604
3.125%, due 09/18/28	2,550,000	2,415,188
3.500%, due 09/14/29	1,800,000	1,719,322
3.500%, due 04/12/33	2,350,000	2,182,727
4.500%, due 09/13/33	2,100,000	2,097,515
Inter-American Investment Corp. 0.625%, due 02/10/26[1]	1,500,000	1,398,300
1.750%, due 10/02/24[1]	500,000	495,225
4.125%, due 02/15/28	100,000	97,894
	Face amount	Value
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
International Bank for Reconstruction & Development 0.750%, due 08/26/30	$2,500,000	$2,004,395
0.875%, due 05/14/30	2,500,000	2,040,394
1.250%, due 02/10/31	4,100,000	3,346,375
1.625%, due 11/03/31	3,700,000	3,049,929
1.750%, due 10/23/29	3,100,000	2,705,165
2.500%, due 03/29/32	2,000,000	1,747,777
3.625%, due 09/21/29	400,000	384,451
3.875%, due 02/14/30	1,400,000	1,359,358
4.000%, due 07/25/30	1,050,000	1,024,737
4.000%, due 01/10/31	350,000	340,758
4.500%, due 04/10/31	150,000	150,326
4.750%, due 11/14/33	1,300,000	1,325,916
International Development Association 0.750%, due 06/10/27[1]	2,100,000	1,877,119
1.000%, due 12/03/30[1]	2,400,000	1,936,862
International Finance Corp. 0.375%, due 07/16/25	600,000	571,060
0.750%, due 10/08/26	1,200,000	1,098,812
0.750%, due 08/27/30	1,150,000	922,836
2.125%, due 04/07/26	675,000	643,870
3.625%, due 09/15/25	200,000	196,612
4.375%, due 01/15/27	100,000	99,288
4.500%, due 07/13/28	200,000	200,076
Isdb Trust Services No. 2 SARL 1.262%, due 03/31/26[1]	800,000	749,624
4.598%, due 03/14/28[1]	1,250,000	1,242,630
4.754%, due 05/15/29[1]	400,000	401,320
Kreditanstalt fuer Wiederaufbau 4.125%, due 07/15/33	700,000	681,099
4.750%, due 10/29/30[2]	700,000	712,017
Nordic Investment Bank 3.375%, due 09/08/27	2,800,000	2,695,509
4.375%, due 03/14/28	900,000	892,829
Total non-U.S. government agency obligations (cost $84,001,954)		78,479,622
	Number of shares
Short-term investments: 0.5%
Investment companies: 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.254%[3] (cost $399,832)	399,832	399,832

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

June 30, 2024

	Number of shares	Value
Investment of cash collateral from securities loaned: 0.7%
Money market funds: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.276%[3] (cost $524,250)	524,250	$524,250
Total investments: 100.2% (cost $84,926,036)		79,403,704
Liabilities in excess of other assets: (0.2%)		(157,936)
Net assets: 100.0%		$79,245,768

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$78,479,622	$—	$78,479,622
Short-term investments	—	399,832	—	399,832
Investment of cash collateral from securities loaned	—	524,250	—	524,250
Total	$—	$79,403,704	$—	$79,403,704

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2  Security, or portion thereof, was on loan at the period end.

3  Rate shown reflects yield at June 30, 2024.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2024

	Face amount[1]	Value
Asset-backed securities: 6.0%
Cayman Islands: 3.7%
ARES LVIII CLO Ltd., Series 2020-58A, Class DR, 3 mo. USD Term SOFR + 3.200%, 8.529%, due 01/15/35[2,3]	250,000	$250,265
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD Term SOFR + 3.162%, 8.486%, due 04/20/34[2,3]	250,000	250,631
Wellfleet CLO Ltd., Series 2020-1A, Class C, 3 mo. USD Term SOFR + 3.962%, 9.290%, due 04/15/33[2,3]	250,000	249,194
		750,090
United States: 2.3%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.480%, due 02/18/26	73,773	73,244
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.050%, due 05/15/28	104,789	104,646
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.650%, due 10/15/26	18,743	18,725
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.480%, due 01/15/27	81,565	80,558
Series 2023-3, Class A3, 5.610%, due 10/15/27	200,000	199,917
		477,090
Total asset-backed securities (cost $1,215,679)		1,227,180
Corporate bonds: 74.0%
Australia: 0.5%
Glencore Funding LLC 4.000%, due 04/16/25[2]	100,000	98,624
Belgium: 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900%, due 02/01/46	165,000	152,123
Brazil: 1.0%
Petrobras Global Finance BV 7.375%, due 01/17/27	200,000	206,076
Canada: 2.5%
NOVA Chemicals Corp. 5.250%, due 06/01/27[2]	250,000	239,139
Teck Resources Ltd. 3.900%, due 07/15/30	300,000	278,327
		517,466
	Face amount[1]	Value
Corporate bonds—(continued)
Chile: 0.9%
Corp. Nacional del Cobre de Chile 5.125%, due 02/02/33[4]	200,000	$189,625
China: 1.6%
Agile Group Holdings Ltd. 5.750%, due 01/02/25[4]	200,000	12,500
BOC Aviation Ltd. 3.250%, due 04/29/25[4]	250,000	245,135
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, due 06/18/26	65,000	63,198
		320,833
Colombia: 0.6%
Ecopetrol SA 5.375%, due 06/26/26	120,000	117,456
Germany: 1.0%
Volkswagen Group of America Finance LLC 4.625%, due 11/13/25[2]	200,000	197,612
Ireland: 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450%, due 04/03/26	300,000	294,467
Mexico: 0.6%
Petroleos Mexicanos 6.700%, due 02/16/32	150,000	125,501
Qatar: 1.2%
QNB Finance Ltd. 2.750%, due 02/12/27[4]	250,000	234,375
United Kingdom: 2.4%
Barclays PLC 4.836%, due 05/09/28	200,000	193,112
HSBC Holdings PLC 6.500%, due 09/15/37	100,000	103,672
Lloyds Banking Group PLC 4.582%, due 12/10/25	200,000	196,359
		493,143
United States: 59.5%
AbbVie, Inc. 4.500%, due 05/14/35	100,000	94,326
AEP Texas, Inc. Series E, 6.650%, due 02/15/33	50,000	52,360
Series G, 4.150%, due 05/01/49	50,000	37,408
Air Lease Corp. 2.875%, due 01/15/26	50,000	47,971
Allison Transmission, Inc. 4.750%, due 10/01/27[2]	150,000	144,886
Aramark Services, Inc. 5.000%, due 02/01/28[2]	100,000	96,712

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
ASGN, Inc. 4.625%, due 05/15/28[2]	150,000	$141,461
AT&T, Inc. 3.800%, due 12/01/57	58,000	40,521
4.300%, due 02/15/30	300,000	287,411
Avantor Funding, Inc. 4.625%, due 07/15/28[2]	275,000	261,690
Bank of America Corp. 4.200%, due 08/26/24	100,000	99,748
6.110%, due 01/29/37	125,000	129,876
Series DD, (fixed, converts to FRN on 03/10/26), 6.300%, due 03/10/26[3,5,6]	110,000	110,093
Series Z, (fixed, converts to FRN on 10/23/24), 6.500%, due 10/23/24[3,5,6]	100,000	99,784
Blue Owl Technology Finance Corp. II 6.750%, due 04/04/29[2]	70,000	68,481
Boyd Gaming Corp. 4.750%, due 12/01/27	200,000	192,494
Broadcom, Inc. 3.137%, due 11/15/35[2]	300,000	240,236
Capital One Financial Corp. 3.750%, due 07/28/26	300,000	289,572
Carrier Global Corp. 2.722%, due 02/15/30	50,000	44,172
CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, due 05/01/26[2]	75,000	74,118
Celanese U.S. Holdings LLC 6.379%, due 07/15/32	100,000	102,758
CF Industries, Inc. 5.150%, due 03/15/34	50,000	47,947
Charter Communications Operating LLC/Charter Communications Operating Capital 4.200%, due 03/15/28	350,000	330,763
Citigroup, Inc. 5.500%, due 09/13/25	300,000	299,669
6.675%, due 09/13/43	50,000	54,506
Series P, (fixed, converts to FRN on 05/15/25), 5.950%, due 05/15/25[3,6]	100,000	99,347
Series T, (fixed, converts to FRN on 08/15/26), 6.250%, due 08/15/26[3,5,6]	100,000	99,930
Civitas Resources, Inc. 8.375%, due 07/01/28[2]	100,000	104,783
Comcast Corp. 2.887%, due 11/01/51	64,000	39,929
2.937%, due 11/01/56	67,000	40,415
3.969%, due 11/01/47	38,000	29,639
Concentrix Corp. 6.850%, due 08/02/33[5]	100,000	98,962
ConocoPhillips Co. 3.758%, due 03/15/42	250,000	198,215
	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Continental Resources, Inc. 4.375%, due 01/15/28	250,000	$240,350
DCP Midstream Operating LP 5.375%, due 07/15/25	159,000	158,403
Dell International LLC/EMC Corp. 5.850%, due 07/15/25	250,000	250,606
Delta Air Lines, Inc. 7.000%, due 05/01/25[2]	150,000	151,134
Duke Energy Ohio, Inc. 4.300%, due 02/01/49	50,000	40,165
Edison International Series A, (fixed, converts to FRN on 03/15/26), 5.375%, due 03/15/26[3,6]	95,000	92,544
Energizer Holdings, Inc. 4.375%, due 03/31/29[2]	100,000	90,465
Energy Transfer LP 5.400%, due 10/01/47	50,000	44,729
5.500%, due 06/01/27	50,000	50,142
EQT Corp. 3.900%, due 10/01/27	370,000	353,647
Equinix, Inc. 3.900%, due 04/15/32	60,000	54,557
Exelon Corp. 4.450%, due 04/15/46	50,000	41,232
Expedia Group, Inc. 3.800%, due 02/15/28	250,000	237,939
Extra Space Storage LP 5.400%, due 02/01/34	100,000	97,882
FedEx Corp. 4.550%, due 04/01/46	50,000	41,661
Fifth Third Bank NA 3.950%, due 07/28/25	200,000	196,440
Fortress Transportation & Infrastructure Investors LLC 5.500%, due 05/01/28[2]	100,000	96,955
Fox Corp. 5.576%, due 01/25/49	25,000	22,953
GE Capital International Funding Co. Unlimited Co. 3.373%, due 11/15/25	200,000	194,414
General Motors Co. 6.600%, due 04/01/36	300,000	313,917
Gilead Sciences, Inc. 4.750%, due 03/01/46	50,000	44,564
Global Payments, Inc. 5.400%, due 08/15/32	50,000	48,990
GLP Capital LP/GLP Financing II, Inc. 5.250%, due 06/01/25	200,000	198,326
Goldman Sachs Group, Inc. 5.150%, due 05/22/45	30,000	28,063
Series Q, (fixed, converts to FRN on 08/10/24), 5.500%, due 08/10/24[3,6]	100,000	99,346

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2024

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Harley-Davidson Financial Services, Inc. 3.350%, due 06/08/25[2]	300,000	$292,964
HCA, Inc. 5.250%, due 06/15/26	200,000	199,106
International Game Technology PLC 6.500%, due 02/15/25[2]	214,000	214,116
JPMorgan Chase & Co. (fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[3]	150,000	141,849
Series X, (fixed, converts to FRN on 10/01/24), 6.100%, due 10/01/24[3,6]	100,000	100,097
KB Home 7.250%, due 07/15/30	50,000	51,511
KeyCorp 4.150%, due 10/29/25	75,000	73,324
Kinder Morgan, Inc. 4.300%, due 03/01/28	150,000	145,626
5.550%, due 06/01/45	40,000	37,309
Kroger Co. 6.900%, due 04/15/38	25,000	27,799
Kyndryl Holdings, Inc. 6.350%, due 02/20/34	50,000	50,799
Level 3 Financing, Inc. 10.500%, due 05/15/30[2]	184,000	182,236
Liberty Mutual Group, Inc. 4.569%, due 02/01/29[2]	155,000	151,106
LYB International Finance BV 4.875%, due 03/15/44	50,000	43,501
Marathon Petroleum Corp. 4.750%, due 09/15/44	70,000	59,683
Masco Corp. 1.500%, due 02/15/28	400,000	350,808
MetLife, Inc. 6.400%, due 12/15/36	110,000	111,337
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500%, due 06/20/27[2]	54,000	54,108
Morgan Stanley 4.300%, due 01/27/45	50,000	42,368
4.350%, due 09/08/26	140,000	136,931
Series M, 5.875%, due 09/15/26[3,6]	105,000	102,965
Nabors Industries, Inc. 7.375%, due 05/15/27[2]	50,000	50,860
Navient Corp. 6.750%, due 06/15/26	100,000	100,347
Newell Brands, Inc. 4.875%, due 06/01/25	200,000	197,094
Olin Corp. 5.125%, due 09/15/27	200,000	194,000
OneMain Finance Corp. 3.500%, due 01/15/27	100,000	93,695
	Face amount[1]	Value
Corporate bonds—(concluded)
United States—(concluded)
Oracle Corp. 4.000%, due 11/15/47	50,000	$37,854
Quanta Services, Inc. 0.950%, due 10/01/24	100,000	98,715
Reworld Holding Corp. 4.875%, due 12/01/29[2]	150,000	136,909
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.875%, due 10/15/26[2]	300,000	280,166
Sabine Pass Liquefaction LLC 5.000%, due 03/15/27	200,000	198,313
Sabre GLBL, Inc. 8.625%, due 06/01/27[2,5]	100,000	92,127
Science Applications International Corp. 4.875%, due 04/01/28[2]	100,000	95,432
Seagate HDD Cayman[5], 5.750%, due 12/01/34	80,000	77,658
Sempra (fixed, converts to FRN on 10/15/25), 4.875%, due 10/15/25[3,6]	95,000	93,178
Sirius XM Radio, Inc. 3.125%, due 09/01/26[2,5]	250,000	235,209
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]	100,000	97,697
United Rentals North America, Inc. 4.875%, due 01/15/28[5]	50,000	48,460
Walt Disney Co. 4.950%, due 10/15/45	50,000	46,433
WESCO Distribution, Inc. 7.250%, due 06/15/28[2]	50,000	50,897
		12,084,194
Total corporate bonds (cost $15,680,176)		15,031,495
Mortgage-backed securities: 5.7%
United States: 5.7%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511%, due 10/15/54[2]	150,000	120,450
BBCMS Trust, Series 2015-SRCH, Class B, 4.498%, due 08/10/35[2]	135,000	119,830
BX Mortgage Trust, Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.413%, 6.742%, due 10/15/36[2,3]	175,000	170,367
BX Trust, Series 2021-LGCY, Class D, 1 mo. USD Term SOFR + 1.416%, 6.746%, due 10/15/36[2,3]	400,000	388,788

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2024

	Face amount[1]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%, 7.694%, due 07/15/38[2,3]		317,728	$317,530
FREMF Mortgage Trust, Series 2017-K64, Class B, 4.134%, due 05/25/50[2,3]		50,000	47,983
Starwood Retail Property Trust, Series 2014-STAR, Class C, U.S. (Fed) Prime Rate, 8.500%, due 11/15/27[2,3]		125,000	313
Total mortgage-backed securities (cost $1,358,956)			1,165,261
Non-U.S. government agency obligations: 7.9%
Brazil: 1.6%
Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/33	BRL	2,050,000	323,997
Indonesia: 0.6%
Indonesia Government International Bonds 6.625%, due 02/17/37[2]		100,000	111,594
Mexico: 0.6%
Mexico Government International Bonds Series MTN, 4.750%, due 03/08/44		150,000	120,225
Panama: 0.1%
Panama Government International Bonds 3.870%, due 07/23/60		50,000	28,484
Peru: 1.0%
Peru Government International Bonds 7.350%, due 07/21/25		200,000	203,937
Poland: 0.5%
Republic of Poland Government International Bonds 5.750%, due 11/16/32		100,000	103,587
Supranationals: 1.0%
Africa Finance Corp. 4.375%, due 04/17/26[4]		200,000	193,563
Turkey: 2.5%
Turkiye Government Bonds 12.600%, due 10/01/25	TRY	17,900,000	413,654
		Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Turkey—(concluded)
Turkiye Government International Bonds 6.875%, due 03/17/36		TRY	100,000	$94,594
				508,248
Total non-U.S. government agency obligations (cost $1,749,911)				1,593,635
U.S. Treasury obligations: 2.1%
United States: 2.1%
U.S. Treasury Notes, 4.375%, due 05/15/34 (cost $424,589)			420,000	420,131
		Number of shares
Short-term investments: 1.2%
Investment companies: 1.2%
State Street Institutional U.S. Government Money Market Fund, 5.254%[7] (cost $244,409)			244,409	244,409
	Number of contracts	Notional amount
Options Purchased: 0.0%†
Put options: 0.0%†
CDX.NA.IG.42, strike @ 60.000, expires 06/20/2029 (Counterparty: BOA) (cost $5,200)	2,000,000		$120,000,000	667
		Number of shares
Investment of cash collateral from securities loaned: 2.9%
Money market funds: 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.276%[7] (cost $593,325)			593,325	593,325
Total investments: 99.8% (cost $21,272,245)				20,276,103
Other assets in excess of liabilities: 0.2%				43,447
Net assets: 100.0%				$20,319,550

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2024

Options written

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	(160,000,000)	(2,000,000)	CDX.NA.IG.42, strike @80.000	BOA	6/20/29	$2,020	$(65)	$1,955

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
31	USD	U.S. Treasury Note 10 Year Futures	September 2024	$3,377,672	$3,409,516	$31,844
3	USD	U.S. Treasury Note 2 Year Futures	September 2024	610,715	612,656	1,941
36	USD	U.S. Treasury Note 5 Year Futures	September 2024	3,822,773	3,836,812	14,039
20	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2024	2,262,897	2,270,625	7,728
Total				$10,074,057	$10,129,609	$55,552
Interest rate futures sell contracts:
9	EUR	Euro Bund 10 Year Futures	September 2024	$(1,253,272)	$(1,268,627)	$(15,355)
14	EUR	EURO Schatz 2 Year Index Futures	September 2024	(1,578,555)	(1,584,792)	(6,237)
Total				$(2,831,827)	$(2,853,419)	$(21,592)
Net unrealized appreciation (depreciation)						$33,960

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
NZD	2,500	02/19/27	Quarterly	3 mo. NZD Bank Bill	4.805%	$18,252	$18,252
NZD	1,000	06/15/33	Quarterly	3 mo. NZD Bank Bill	4.456	(1,251)	(1,251)
NZD	400	07/18/33	Quarterly	3 mo. NZD Bank Bill	4.520	2,922	2,922
	Total					$19,923	$19,923

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	94,963	MXN	1,800,000	09/10/24	$2,370
BOA	USD	46,980	NGN	70,000,000	11/07/24	(4,071)
CITI	EUR	80,000	USD	85,790	07/17/24	54
CITI	USD	76,502	NZD	125,000	07/17/24	(364)

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2024

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	MXN	1,800,000	USD	97,695	09/10/24	$362
CITI	USD	205,605	IDR	3,300,000,000	11/21/24	(4,655)
GSI	USD	46,885	NGN	70,000,000	11/07/24	(3,977)
Net unrealized appreciation (depreciation)						$(10,281)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$1,227,180	$—	$1,227,180
Corporate bonds	—	15,031,495	—	15,031,495
Mortgage-backed securities	—	1,165,261	—	1,165,261
Non-U.S. government agency obligations	—	1,593,635	—	1,593,635
U.S. Treasury obligations	—	420,131	—	420,131
Short-term investments	—	244,409	—	244,409
Options purchased	—	667	—	667
Investment of cash collateral from securities loaned	—	593,325	—	593,325
Futures contracts	55,552	—	—	55,552
Swap agreements	—	21,174	—	21,174
Forward foreign currency contracts	—	2,786	—	2,786
Total	$55,552	$20,300,063	$—	$20,355,615
Liabilities
Options written	$—	$(65)	$—	$(65)
Futures contracts	(21,592)	—	—	(21,592)
Swap agreements	—	(1,251)	—	(1,251)
Forward foreign currency contracts	—	(13,067)	—	(13,067)
Total	$(21,592)	$(14,383)	$—	$(35,975)

At June 30, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  In U.S. dollars unless otherwise indicated.

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2024

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,967,068, represented 29.4% of the Fund's net assets at period end.

3  Floating or variable rate securities. The rates disclosed are as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

4  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5  Security, or portion thereof, was on loan at the period end.

6  Perpetual investment. Date shown reflects the next call date.

7  Rate shown reflects yield at June 30, 2024.

8  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

The UBS Funds

Glossary of terms used in the Portfolio of investments
June 30, 2024 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build Americal Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CDO  Collateralized Debt Obligation

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PO  Principal Only

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RPI  Retail Price Index

SBA  Small Business Administration

SCH BD GTY  School Bond Guaranty

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

ST APPROP  State Appropriation

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NAT  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2024

	UBS All China Equity Fund	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund
Assets:
Investments, at cost
Unaffiliated issuers	$4,147,961	$108,976,598	$490,399,540
Affiliated issuers	—	46,693,340	—
Foreign currency	5,482	728,065	7,584,189
Investments, at value
Unaffiliated issuers[1]	$2,828,450	$115,506,229	$449,560,657
Affiliated issuers	—	45,233,885	—
Foreign currency	5,483	725,294	7,581,747
Cash	32,203	—	—
Cash collateral on futures	—	3,816,275	—
Cash collateral for forward foreign currency contracts	—	100,000	—
Due from broker	—	478,543	—
Receivable for investments sold	—	958,488	810,656
Receivable for fund shares sold	—	10	2,643,028
Receivable for interest and dividends	13,527	346,610	2,814,037
Receivable for foreign tax reclaims	—	122,525	22,852
Receivable from affiliate	40,537	—	—
Receivable for variation margin on futures contracts	—	18,801	—
Receivable for variation margin on centrally cleared swap agreements	—	16	—
Unrealized appreciation on forward foreign currency contracts	—	419,329	—
Other assets	13,268	31,840	43,971
Total assets	2,933,468	167,757,845	463,476,948
Liabilities:
Due to broker	—	95,325	—
Payable for cash collateral from securities loaned	—	6,132,415	—
Payable for investments purchased	30,117	5,082,254	1,818,991
Payable for fund shares redeemed	—	1,375,317	28,614
Payable to affiliate	—	61,795	118,636
Payable to Trustees	7,876	14,725	28,386
Payable to custodian	5,015	25,142	222,346
Payable for foreign withholding taxes and foreign capital gains taxes	672	119	1,835,095
Unrealized depreciation on forward foreign currency contracts	—	1,294,506	—
Accrued expenses and other liabilities	124,378	203,904	216,749
Total liabilities	168,058	14,285,502	4,268,817
Net assets	$2,765,410	$153,472,343	$459,208,131
Net assets consist of:
Beneficial interest	$4,581,045	$151,910,129	$623,225,131
Distributable earnings (accumulated losses)	(1,815,635)	1,562,214	(164,017,000)
Net assets	$2,765,410	$153,472,343	$459,208,131

1  Includes $94,609; $6,564,645; $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2024 (continued)

	UBS All China Equity Fund	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund
Class A
Net assets	$—	$117,334,588	$—
Shares outstanding	—	10,557,362	—
Net asset value and redemption proceeds per share	$—	$11.11	$—
Maximum offering price per share (NAV per share plus maximum sales charge)	$—	$11.76	$—
Class P
Net assets	$773,847	$36,137,755	$90,926,310
Shares outstanding	181,888	3,137,291	11,381,861
Net asset value, offering price and redemption value per share	$4.25	$11.52	$7.99
Class P2
Net assets	$1,991,563	$—	$368,281,821
Shares outstanding	468,854	—	46,083,415
Net asset value and offering price per share[2]	$4.25	$—	$7.99
2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2024 (continued)

	UBS Engage For Impact Fund	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund
Assets:
Investments, at cost
Unaffiliated issuers	$49,905,698	$162,789,534	$166,920,107
Foreign currency	89,603	250,450	—
Investments, at value
Unaffiliated issuers[1]	$55,075,639	$172,524,389	$200,273,578
Foreign currency	88,900	250,205	—
Cash	54,883	181	12,990
Receivable for investments sold	—	4,594,715	—
Receivable for fund shares sold	115	110,608	224,265
Receivable for interest and dividends	60,711	178,773	142,740
Receivable for foreign tax reclaims	58,959	673,675	—
Receivable from affiliate	23,281	—	—
Receivable for variation margin on futures contracts	—	—	—
Receivable for variation margin on centrally cleared swap agreements	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Other assets	18,742	35,112	40,989
Total assets	55,381,230	178,367,658	200,694,562
Liabilities:
Options and swaptions written, at value (premiums received $0; $0 and $0, respectively)	—	—	—
Due to broker	—	—	—
Credit facility payable	—	782,381	—
Payable for cash collateral from securities loaned	3,155,901	19,808,678	—
Payable for investments purchased	259,207	1,353,848	962,921
Payable for fund shares redeemed	71,862	105,026	143,361
Payable to affiliate	—	87,849	87,818
Payable to Trustees	10,139	15,027	16,070
Payable to custodian	9,696	25,178	3,282
Payable for foreign withholding taxes and foreign capital gains taxes	5,049	18,790	7,235
Unrealized depreciation on forward foreign currency contracts	—	—	—
Accrued expenses and other liabilities	122,111	154,828	137,793
Total liabilities	3,633,965	22,351,605	1,358,480
Net assets	$51,747,265	$156,016,053	$199,336,082
Net assets consist of:
Beneficial interest	$46,421,037	$166,998,281	$161,546,143
Distributable earnings (accumulated losses)	5,326,228	(10,982,228)	37,789,939
Net assets	$51,747,265	$156,016,053	$199,336,082

1  Includes $4,261,744; $21,593,703; $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2024 (continued)

	UBS Engage For Impact Fund	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund
Class A
Net assets	$—	$3,921,363	$—
Shares outstanding	—	393,444	—
Net asset value and redemption proceeds per share	$—	$9.97	$—
Maximum offering price per share (NAV per share plus maximum sales charge)	$—	$10.55	$—
Class P
Net assets	$5,133,246	$107,245,812	$175,102,424
Shares outstanding	407,782	10,747,735	11,520,792
Net asset value, offering price and redemption value per share	$12.59	$9.98	$15.20
Class P2
Net assets	$46,614,019	$44,848,878	$24,233,658
Shares outstanding	3,701,581	4,500,996	1,595,852
Net asset value and offering price per share[2]	$12.59	$9.96	$15.19

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2024 (continued)

	UBS US Quality Growth At Reasonable Price Fund	UBS U.S. Small Cap Growth Fund	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Assets:
Investments, at cost
Unaffiliated issuers	$215,610,537	$108,420,838	$84,926,036	$21,272,245
Foreign currency	—	—	—	63,855
Investments, at value
Unaffiliated issuers[1]	$287,244,980	$131,190,695	$79,403,704	$20,276,103
Foreign currency	—	—	—	62,052
Cash	—	—	38,262	33,136
Cash collateral on futures	—	—	—	201,714
Cash collateral on swap agreements	—	—	—	58,053
Receivable for investments sold	—	4,541,247	872,561	142,653
Receivable for fund shares sold	356,119	68,069	1,924	—
Receivable for interest and dividends	89,105	75,546	559,176	292,016
Receivable for foreign tax reclaims	—	—	—	—
Receivable from affiliate	—	—	35,172	38,133
Receivable for variation margin on futures contracts	—	—	—	34,110
Receivable for variation margin on centrally cleared swap agreements	—	—	—	24,323
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,786
Other assets	43,869	20,110	19,837	42,680
Total assets	287,734,073	135,895,667	80,930,636	21,207,759
Liabilities:
Options and swaptions written, at value (premiums received $0; $0; $0 and $2,020, respectively)	—	—	—	65
Due to broker	—	—	—	14,767
Payable for cash collateral from securities loaned	—	—	524,250	593,325
Payable for investments purchased	—	2,172,059	901,047	101,410
Payable for fund shares redeemed	99,446	136,664	126,977	20,208
Payable to affiliate	178,806	102,543	—	—
Payable to Trustees	19,275	13,838	11,353	8,686
Payable to custodian	3,251	6,778	3,333	14,000
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	13,067
Accrued expenses and other liabilities	149,446	148,997	117,908	122,681
Total liabilities	450,224	2,580,879	1,684,868	888,209
Net assets	$287,283,849	$133,314,788	$79,245,768	$20,319,550
Net assets consist of:
Beneficial interest	$215,544,005	$120,424,194	$90,055,839	$26,569,967
Distributable earnings (accumulated losses)	71,739,844	12,890,594	(10,810,071)	(6,250,417)
Net assets	$287,283,849	$133,314,788	$79,245,768	$20,319,550

1  Includes $0; $1,955,878; $512,552; $581,327, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2024 (concluded)

	UBS US Quality Growth At Reasonable Price Fund	UBS U.S. Small Cap Growth Fund	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Class A
Net assets	$—	$13,412,658	$—	$287,440
Shares outstanding	—	773,597	—	21,615
Net asset value and redemption proceeds per share	$—	$17.34	$—	$13.30
Maximum offering price per share (NAV per share plus maximum sales charge)	$—	$18.35	$—	$13.82
Class P
Net assets	$287,283,849	$119,902,130	$14,516,599	$20,031,043
Shares outstanding	17,270,459	5,698,922	1,557,788	1,505,614
Net asset value, offering price and redemption value per share	$16.63	$21.04	$9.32	$13.30
Class P2
Net assets	$—	$—	$64,729,169	$1,067
Shares outstanding	—	—	6,956,563	80
Net asset value and offering price per share[2]	$—	$—	$9.30	$13.34	*

*  Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

The UBS Funds

Statement of operations
For the year ended June 30, 2024

	UBS All China Equity Fund	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund
Investment income:
Unaffiliated dividends	$92,359	$1,221,731	$13,011,535
Affiliated dividends	—	1,632,541	—
Interest	8,669	2,489,176	450,279
Securities lending	3,521	20,758	5,582
Foreign tax withheld	(4,790)	(27,072)	(1,527,070)
Total income	99,759	5,337,134	11,940,326
Expenses:
Investment advisory and administration fees	26,772	1,391,847	4,380,290
Service fees—Class A	—	306,097	—
Transfer agency and related services fees—Class A	—	83,875	—
Transfer agency and related services fees—Class P	8,985	14,233	13,816
Transfer agency and related services fees—Class P2	—	—	44,257
Custody and fund accounting fees	9,195	68,617	428,393
Trustees fees	28,169	54,235	101,967
Professional services fees	184,334	215,493	179,192
Printing and shareholder report fees	7,004	69,406	41,033
Federal and state registration fees	22,421	34,143	36,792
Insurance expense	235	14,106	39,717
Interest expense	—	—	21,387
Proxy expense	17,528	18,144	17,575
Other expenses	51,261	78,784	165,854
Total expenses	355,904	2,348,980	5,470,273
Fee waivers and/or expense reimbursements by Advisor*	(323,175)	(513,590)	(3,614,205)
Net expenses	32,729	1,835,390	1,856,068
Net investment income (loss)	67,030	3,501,744	10,084,258
Net realized gain (loss) on:
Investments in unaffiliated issuers (including foreign capital gain tax expense of $0; $0, and $503,741, respectively)	(188,143)	3,269,491	(3,502,406)
Investments in affiliated issuers	—	(366,081)	—
Futures contracts	—	4,284,681	—
Swap agreements	—	(272,552)	—
Forward foreign currency contracts	—	821,289	—
Foreign currency transactions	(133)	158,139	(222,719)
Net realized gain (loss)	(188,276)	7,894,967	(3,725,125)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in deferred foreign capital gain taxes of $0; $0 and $(939,536) , respectively)	(197,519)	1,963,340	42,957,659
Investments in affiliated issuers	—	3,111,284	—
Futures contracts	—	(929,771)	—
Swap agreements	—	(17,695)	—
Forward foreign currency contracts	—	(1,328,389)	—
Translation of other assets and liabilities denominated in foreign currency	44	(275,216)	48,802
Net change in unrealized appreciation (depreciation)	(197,475)	2,523,553	43,006,461
Net realized and unrealized gain (loss) from investment activities	(385,751)	10,418,520	39,281,336
Net increase (decrease) in net assets resulting from operations	$(318,721)	$13,920,264	$49,365,594

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

The UBS Funds

Statement of operations
For the year ended June 30, 2024 (continued)

	UBS Engage For Impact Fund	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund
Investment income:
Unaffiliated dividends	$908,944	$3,876,501	$3,677,002
Interest	32,106	71,972	173,962
Securities lending	10,137	23,480	281
Foreign tax withheld	(71,212)	(425,155)	(23,352)
Total income	879,975	3,546,798	3,827,893
Expenses:
Investment advisory and administration fees	425,848	1,375,128	972,161
Service fees—Class A	—	10,048	—
Transfer agency and related services fees—Class A	—	3,161	—
Transfer agency and related services fees—Class P	1,194	9,151	73,960
Transfer agency and related services fees—Class P2	23,143	24,496	7,246
Custody and fund accounting fees	22,617	55,221	24,927
Trustees fees	36,665	54,154	57,778
Professional services fees	175,833	185,101	164,091
Printing and shareholder report fees	15,979	41,449	45,905
Federal and state registration fees	37,108	48,411	47,400
Insurance expense	4,147	14,101	11,984
Interest expense	—	924	—
Proxy expense	17,534	18,111	17,553
Other expenses	54,097	49,424	39,726
Total expenses	814,165	1,888,880	1,462,731
Fee waivers and/or expense reimbursements by Advisor*	(635,614)	(622,387)	(668,244)
Net expenses	178,551	1,266,493	794,487
Net investment income (loss)	701,424	2,280,305	3,033,406
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,843,245	(5,381,210)	3,120,098
Foreign currency transactions	3,717	(4,668)	—
Net realized gain (loss)	1,846,962	(5,385,878)	3,120,098
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,389,037	15,931,811	21,938,773
Translation of other assets and liabilities denominated in foreign currency	(507)	(291)	—
Net change in unrealized appreciation (depreciation)	4,388,530	15,931,520	21,938,773
Net realized and unrealized gain (loss) from investment activities	6,235,492	10,545,642	25,058,871
Net increase (decrease) in net assets resulting from operations	$6,936,916	$12,825,947	$28,092,277

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

The UBS Funds

Statement of operations
For the year ended June 30, 2024 (continued)

	UBS US Quality Growth At Reasonable Price Fund	UBS U.S. Small Cap Growth Fund	UBS Sustainable Development Bank Bond Fund
Investment income:
Unaffiliated dividends	$1,809,866	$635,520	$—
Interest	233,406	215,576	2,300,059
Securities lending	—	5,102	4,423
Foreign tax withheld	(3,215)	—	—
Total income	2,040,057	856,198	2,304,482
Expenses:
Investment advisory and administration fees	1,314,831	1,155,359	184,223
Service fees—Class A	—	34,389	—
Transfer agency and related services fees—Class A	—	12,719	—
Transfer agency and related services fees—Class P	107,707	58,050	4,052
Transfer agency and related services fees—Class P2	—	—	24,618
Custody and fund accounting fees	31,959	26,986	14,720
Trustees fees	68,233	49,487	41,767
Professional services fees	163,810	160,019	163,263
Printing and shareholder report fees	53,018	37,860	18,024
Federal and state registration fees	25,241	34,097	35,496
Insurance expense	15,898	10,267	7,669
Interest expense	—	—	139
Proxy expense	17,556	20,612	17,724
Other expenses	38,469	39,861	58,000
Total expenses	1,836,722	1,639,706	569,695
Fee waivers and/or expense reimbursements by Advisor*	(675,835)	(348,160)	(413,440)
Net expenses	1,160,887	1,291,546	156,255
Net investment income (loss)	879,170	(435,348)	2,148,227
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,184,043	(2,884,085)	(2,216,098)
Net realized gain (loss)	6,184,043	(2,884,085)	(2,216,098)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	57,067,922	15,799,222	2,361,584
Net change in unrealized appreciation (depreciation)	57,067,922	15,799,222	2,361,584
Net realized and unrealized gain (loss) from investment activities	63,251,965	12,915,137	145,486
Net increase (decrease) in net assets resulting from operations	$64,131,135	$12,479,789	$2,293,713

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

The UBS Funds

Statement of operations
For the year ended June 30, 2024 (concluded)

UBS Multi Income Bond Fund
Investment income:
Interest	$1,262,869
Securities lending	3,046
Total income	1,265,915
Expenses:
Investment advisory and administration fees	127,287
Service fees—Class A	920
Transfer agency and related services fees—Class A	170
Transfer agency and related services fees—Class P	21,026
Transfer agency and related services fees—Class P2[1]	11
Custody and fund accounting fees	35,921
Trustees fees	31,332
Professional services fees	177,133
Printing and shareholder report fees	24,443
Federal and state registration fees	52,694
Insurance expense	14,133
Interest expense	110
Proxy expense	17,690
Other expenses	40,054
Total expenses	542,924
Fee waivers and/or expense reimbursements by Advisor*	(380,319)
Net expenses	162,605
Net investment income (loss)	1,103,310
Net realized gain (loss) on:
Investments in unaffiliated issuers	(484,144)
Options and swaptions written	18,877
Futures contracts	(314,175)
Swap agreements	(53,525)
Forward foreign currency contracts	(1,169)
Foreign currency transactions	(4,654)
Net realized gain (loss)	(838,790)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	483,977
Options and swaptions written	1,955
Futures contracts	28,348
Swap agreements	(9,337)
Forward foreign currency contracts	(17,485)
Translation of other assets and liabilities denominated in foreign currency	(3,472)
Net change in unrealized appreciation (depreciation)	483,986
Net realized and unrealized gain (loss) from investment activities	(354,804)
Net increase (decrease) in net assets resulting from operations	$748,506

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

1  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

See accompanying notes to financial statements

The UBS Funds

Statement of changes in net assets

	UBS All China Equity Fund		UBS Global Allocation Fund
	For the years ended June 30,		For the years ended June 30,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$67,030	$67,526	$3,501,744	$2,993,852
Net realized gain (loss)	(188,276)	(138,376)	7,894,967	(7,479,234)
Net change in unrealized appreciation (depreciation)	(197,475)	(788,748)	2,523,553	11,041,998
Net increase (decrease) in net assets resulting from operations	(318,721)	(859,598)	13,920,264	6,556,616
Total distributions—Class A	—	—	(2,672,032)	(6,280,248)
Total distributions—Class P	(17,617)	(9,183)	(845,783)	(1,825,896)
Total distributions—Class P2	(64,093)	(45,620)	—	—
Total distributions	(81,710)	(54,803)	(3,517,815)	(8,106,144)
From beneficial interest transactions:
Proceeds from shares sold	—	—	2,050,683	1,501,047
Cost of shares redeemed	—	(370,000)	(34,027,891)	(26,521,495)
Shares issued on reinvestment of dividends and distributions	74,843	51,202	3,211,534	7,496,051
Net increase (decrease) in net assets from beneficial interest transactions	74,843	(318,798)	(28,765,674)	(17,524,397)
Net increase (decrease) in net assets	(325,588)	(1,233,199)	(18,363,225)	(19,073,925)
Net assets:
Beginning of year	3,090,998	4,324,197	171,835,568	190,909,493
End of year	$2,765,410	$3,090,998	$153,472,343	$171,835,568

See accompanying notes to financial statements

The UBS Funds

Statement of changes in net assets (continued)

	UBS Emerging Markets Equity Opportunity Fund		UBS Engage For Impact Fund
	For the years ended June 30,		For the years ended June 30,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$10,084,258	$15,343,732	$701,424	$702,566
Net realized gain (loss)	(3,725,125)	(107,145,472)	1,846,962	(2,047,250)
Net change in unrealized appreciation (depreciation)	43,006,461	82,556,142	4,388,530	7,573,633
Net increase (decrease) in net assets resulting from operations	49,365,594	(9,245,598)	6,936,916	6,228,949
Total distributions—Class A	—	—	—	—
Total distributions—Class P	(2,251,387)	(2,089,531)	(36,021)	(73,680)
Total distributions—Class P2	(11,476,025)	(14,412,684)	(728,463)	(580,604)
Total distributions	(13,727,412)	(16,502,215)	(764,484)	(654,284)
From beneficial interest transactions:
Proceeds from shares sold	100,613,797	278,307,307	4,955,539	11,877,913
Cost of shares redeemed	(138,838,362)	(389,845,793)	(10,866,739)	(13,607,295)
Shares issued on reinvestment of dividends and distributions	11,718,783	9,740,921	733,665	588,987
Net increase (decrease) in net assets from beneficial interest transactions	(26,505,782)	(101,797,565)	(5,177,535)	(1,140,395)
Net increase (decrease) in net assets	9,132,400	(127,545,378)	994,897	4,434,270
Net assets:
Beginning of year	450,075,731	577,621,109	50,752,368	46,318,098
End of year	$459,208,131	$450,075,731	$51,747,265	$50,752,368

See accompanying notes to financial statements

The UBS Funds

Statement of changes in net assets (continued)

	UBS International Sustainable Equity Fund		UBS US Dividend Ruler Fund
	For the years ended June 30,		For the years ended June 30,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$2,280,305	$2,093,131	$3,033,406	$2,615,383
Net realized gain (loss)	(5,385,878)	(12,561,436)	3,120,098	1,093,427
Net change in unrealized appreciation (depreciation)	15,931,520	36,348,581	21,938,773	15,813,243
Net increase (decrease) in net assets resulting from operations	12,825,947	25,880,276	28,092,277	19,522,053
Total distributions—Class A	(26,614)	(478,922)	—	—
Total distributions—Class P	(893,638)	(17,852,715)	(4,136,323)	(3,137,305)
Total distributions—Class P2	(757,657)	(5,506,792)	(686,494)	—
Total distributions	(1,677,909)	(23,838,429)	(4,822,817)	(3,137,305)
From beneficial interest transactions:
Proceeds from shares sold	27,860,596	37,940,925	53,372,354	53,593,182
Cost of shares redeemed	(41,253,441)	(113,699,099)	(33,357,815)	(39,594,074)
Shares issued on reinvestment of dividends and distributions	1,495,226	21,042,606	3,995,595	2,843,290
Net increase (decrease) in net assets from beneficial interest transactions	(11,897,619)	(54,715,568)	24,010,134	16,842,398
Net increase (decrease) in net assets	(749,581)	(52,673,721)	47,279,594	33,227,146
Net assets:
Beginning of year	156,765,634	209,439,355	152,056,488	118,829,342
End of year	$156,016,053	$156,765,634	$199,336,082	$152,056,488

See accompanying notes to financial statements

The UBS Funds

Statement of changes in net assets (continued)

	UBS US Quality Growth At Reasonable Price Fund		UBS U.S. Small Cap Growth Fund
	For the years ended June 30,		For the years ended June 30,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$879,170	$957,361	$(435,348)	$(265,725)
Net realized gain (loss)	6,184,043	(4,619,323)	(2,884,085)	(5,136,507)
Net change in unrealized appreciation (depreciation)	57,067,922	37,202,941	15,799,222	22,510,208
Net increase (decrease) in net assets resulting from operations	64,131,135	33,540,979	12,479,789	17,107,976
Total distributions—Class A	—	—	—	(988,042)
Total distributions—Class P	(952,900)	(1,657,283)	—	(5,504,921)
Total distributions	(952,900)	(1,657,283)	—	(6,492,963)
From beneficial interest transactions:
Proceeds from shares sold	84,967,516	64,709,673	19,034,319	14,504,448
Cost of shares redeemed	(48,292,186)	(78,567,798)	(23,292,275)	(34,554,999)
Shares issued on reinvestment of dividends and distributions	886,143	1,539,152	—	6,261,965
Net increase (decrease) in net assets from beneficial interest transactions	37,561,473	(12,318,973)	(4,257,956)	(13,788,586)
Net increase (decrease) in net assets	100,739,708	19,564,723	8,221,833	(3,173,573)
Net assets:
Beginning of year	186,544,141	166,979,418	125,092,955	128,266,528
End of year	$287,283,849	$186,544,141	$133,314,788	$125,092,955

See accompanying notes to financial statements

The UBS Funds

Statement of changes in net assets (concluded)

	UBS Sustainable Development Bank Bond Fund		UBS Multi Income Bond Fund
	For the years ended June 30,		For the years ended June 30,
	2024	2023	2024	2023
From operations:
Net investment income (loss)	$2,148,227	$1,450,792	$1,103,310	$1,115,457
Net realized gain (loss)	(2,216,098)	(1,528,138)	(838,790)	(224,982)
Net change in unrealized appreciation (depreciation)	2,361,584	(1,285,627)	483,986	241,112
Net increase (decrease) in net assets resulting from operations	2,293,713	(1,362,973)	748,506	1,131,587
Total distributions—Class A	—	—	(13,480)	(17,716)
Total distributions—Class P	(389,656)	(173,546)	(872,725)	(898,418)
Total distributions—Class P2	(1,758,282)	(1,275,743)	(32)[1]	—
Return of Capital—Class P	—	(12,438)	—	—
Return of Capital—Class P2	—	(91,434)	—	—
Total distributions	(2,147,938)	(1,553,161)	(886,237)	(916,134)
From beneficial interest transactions:
Proceeds from shares sold	16,939,340	30,385,330	11,278	83,048
Cost of shares redeemed	(25,675,012)	(19,862,973)	(4,185,431)	(4,328,840)
Shares issued on reinvestment of dividends and distributions	1,839,854	1,420,433	693,326	697,316
Net increase (decrease) in net assets from beneficial interest transactions	(6,895,818)	11,942,790	(3,480,827)	(3,548,476)
Net increase (decrease) in net assets	(6,750,043)	9,026,656	(3,618,558)	(3,333,023)
Net assets:
Beginning of year	85,995,811	76,969,155	23,938,108	27,271,131
End of year	$79,245,768	$85,995,811	$20,319,550	$23,938,108

1  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

See accompanying notes to financial statements

UBS All China Equity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Years ended June 30,			Period ended
	2024	2023	2022	June 30, 2021[1]
Net asset value, beginning of period	$4.88	$6.33	$8.84	$10.00
Net investment income (loss)[2]	0.08	0.08	0.03	0.03
Net realized and unrealized gains (losses)	(0.61)	(1.48)	(2.49)	(1.19)
Net increase (decrease) from operations	(0.53)	(1.40)	(2.46)	(1.16)
Dividends from net investment income	(0.10)	(0.05)	(0.05)	—
Net asset value, end of period	$4.25	$4.88	$6.33	$8.84
Total investment return[3]	(10.93)%	(22.14)%	(27.86)%	(11.60)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	13.08%	10.49%	19.95%	20.92%[4]
Expenses after fee waivers and/or expense reimbursements	1.70%	1.45%	1.10%	1.10%[4]
Net investment income (loss)	1.74%	1.43%	0.46%	1.06%[4]
Supplemental data:
Net assets, end of period (000's)	$774	$875	$1,128	$1,767
Portfolio turnover	6%	1%	13%	6%

Class P2

	Years ended June 30,		Period ended
	2024	2023	June 30, 2022[5]
Net asset value, beginning of period	$4.88	$6.34	$5.86
Net investment income (loss)[2]	0.11	0.12	0.05
Net realized and unrealized gains (losses)	(0.60)	(1.48)	0.43
Net increase (decrease) from operations	(0.49)	(1.36)	0.48
Dividends from net investment income	(0.14)	(0.10)	—
Net asset value, end of period	$4.25	$4.88	$6.34
Total investment return[3]	(10.04)%	(21.50)%	8.19%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	11.99%	9.52%	7.65%[4]
Expenses after fee waivers and/or expense reimbursements	0.91%	0.65%	0.30%[4]
Net investment income (loss)	2.54%	2.28%	4.50%[4]
Supplemental data:
Net assets, end of period (000's)	$1,992	$2,216	$3,196
Portfolio turnover	6%	1%	13%

1  For the period February 24, 2021 (commencement of operations) through June 30, 2021.

2  Calculated using the average share method.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

5  For the period from April 21, 2022 (commencement of operations) through June 30, 2022.

See accompanying notes to financial statements

UBS Global Allocation Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class A

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.38	$10.48	$14.61	$11.82	$12.56
Net investment income (loss)[1]	0.23	0.17	0.11	0.12	0.12
Net realized and unrealized gain (loss)	0.73	0.21	(1.83)	2.89	0.02
Net increase (decrease) from operations	0.96	0.38	(1.72)	3.01	0.14
Dividends from net investment income	(0.23)	—	(0.16)	(0.07)	(0.35)
Distributions from net realized gains	—	(0.48)	(2.25)	(0.15)	(0.53)
Total dividends and distributions	(0.23)	(0.48)	(2.41)	(0.22)	(0.88)
Net asset value, end of year	$11.11	$10.38	$10.48	$14.61	$11.82
Total investment return[2]	9.51%	3.82%	(14.05)%	25.58%	0.79%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.54%	1.48%	1.39%	1.41%	1.42%[3]
Expenses after fee waivers and/or expense reimbursements	1.21%	1.21%	1.20%	1.20%	1.20%[3]
Net investment income (loss)	2.15%	1.61%	0.82%	0.85%	1.01%
Supplemental data:
Net assets, end of year (000's)	$117,335	$132,855	$146,850	$192,772	$174,159
Portfolio turnover	82%	148%	125%	128%	120%

Class P

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.75	$10.82	$15.00	$12.13	$12.87
Net investment income (loss)[1]	0.26	0.20	0.14	0.15	0.16
Net realized and unrealized gains (losses)	0.77	0.21	(1.87)	2.97	0.02
Net increase (decrease) from operations	1.03	0.41	(1.73)	3.12	0.18
Dividends from net investment income	(0.26)	—	(0.20)	(0.10)	(0.39)
Distributions from net realized gains	—	(0.48)	(2.25)	(0.15)	(0.53)
Total dividends and distributions	(0.26)	(0.48)	(2.45)	(0.25)	(0.92)
Net asset value, end of year	$11.52	$10.75	$10.82	$15.00	$12.13
Total investment return[2]	9.74%	3.99%	(13.78)%	25.88%	1.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.26%	1.20%	1.11%	1.14%	1.14%[3]
Expenses after fee waivers and/or expense reimbursements	0.96%	0.96%	0.95%	0.95%	0.95%[3]
Net investment income (loss)	2.38%	1.86%	1.07%	1.10%	1.27%
Supplemental data:
Net assets, end of year (000's)	$36,138	$38,980	$44,059	$56,383	$51,311
Portfolio turnover	82%	148%	125%	128%	120%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

UBS Emerging Markets Equity Opportunity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.38	$7.61	$12.39	$9.23	$9.28
Net investment income (loss)[1]	0.12	0.18	0.20	0.09	0.19
Net realized and unrealized gains (losses)	0.66	(0.24)	(3.92)	3.18	0.00[2]
Net increase (decrease) from operations	0.78	(0.06)	(3.72)	3.27	0.19
Dividends from net investment income	(0.17)	(0.17)	(0.12)	(0.11)	(0.24)
Distributions from net realized gains	—	—	(0.94)	—	—
Total dividends and distributions	(0.17)	(0.17)	(1.06)	(0.11)	(0.24)
Net asset value, end of year	$7.99	$7.38	$7.61	$12.39	$9.23
Total investment return[3]	10.76%	(0.80)%	(31.71)%	35.51%	1.84%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.20%[4]	1.18%	1.15%[4]	1.08%	1.19%
Expenses after fee waivers and/or expense reimbursements	1.01%[4]	1.02%	1.00%[4]	1.00%	1.04%
Net investment income (loss)	1.61%	2.47%	1.98%	0.73%	2.14%
Supplemental data:
Net assets, end of year (000's)	$90,926	$103,168	$132,423	$274,359	$100,543
Portfolio turnover	42%	65%	57%	41%	50%

Class P2

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.40	$7.68	$12.52	$9.30	$9.31
Net investment income (loss)[1]	0.18	0.23	0.30	0.18	0.26
Net realized and unrealized gains (losses)	0.65	(0.24)	(3.96)	3.22	0.00[2]
Net increase (decrease) from operations	0.83	(0.01)	(3.66)	3.40	0.26
Dividends from net investment income	(0.24)	(0.27)	(0.24)	(0.18)	(0.27)
Distributions from net realized gains	—	—	(0.94)	—	—
Total dividends and distributions	(0.24)	(0.27)	(1.18)	(0.18)	(0.27)
Net asset value, end of year	$7.99	$7.40	$7.68	$12.52	$9.30
Total investment return[3]	11.51%	0.02%	(31.10)%	36.66%	2.66%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.20%[4]	1.17%	1.13%[4]	1.06%	1.17%
Expenses after fee waivers and/or expense reimbursements	0.25%[4]	0.22%	0.19%[4]	0.12%	0.22%
Net investment income (loss)	2.38%	3.14%	2.90%	1.56%	2.88%
Supplemental data:
Net assets, end of year (000's)	$368,282	$346,908	$445,198	$761,661	$375,791
Portfolio turnover	42%	65%	57%	41%	50%

1  Calculated using the average share method.

2  Amount represents less than $0.005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

UBS Engage For Impact Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.15	$9.97	$14.26	$10.14	$10.81
Net investment income (loss)[1]	0.10	0.09	0.14	0.03	0.08
Net realized and unrealized gains (losses)	1.42	1.19	(2.82)	4.19	(0.45)
Net increase (decrease) from operations	1.52	1.28	(2.68)	4.22	(0.37)
Dividends from net investment income	(0.08)	—	(0.08)	(0.02)	(0.11)
Distributions from net realized gains	—	(0.10)	(1.53)	(0.08)	(0.19)
Total dividends and distributions	(0.08)	(0.10)	(1.61)	(0.10)	(0.30)
Net asset value, end of year	$12.59	$11.15	$9.97	$14.26	$10.14
Total investment return[2]	13.67%	12.90%	(21.28)%	41.70%	(3.77)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.55%	1.53%	1.44%	1.69%	2.27%
Expenses after fee waivers and/or expense reimbursements	0.88%	0.87%	0.85%	0.85%	0.85%
Net investment income (loss)	0.82%	0.86%	1.04%	0.27%	0.75%
Supplemental data:
Net assets, end of year (000's)	$5,133	$5,776	$6,312	$7,816	$26,241
Portfolio turnover	28%	21%	39%	78%	43%

Class P2

	Years ended June 30,			Period ended
	2024	2023	2022	June 30, 2021[3]
Net asset value, beginning of period	$11.19	$9.99	$14.29	$13.64
Net investment income (loss)[1]	0.17	0.16	0.22	0.09
Net realized and unrealized gains (losses)	1.41	1.19	(2.82)	0.56
Net increase (decrease) from operations	1.58	1.35	(2.60)	0.65
Dividends from net investment income	(0.18)	(0.05)	(0.17)	—
Distributions from net realized gains	—	(0.10)	(1.53)	—
Total dividends and distributions	(0.18)	(0.15)	(1.70)	0.00
Net asset value, end of period	$12.59	$11.19	$9.99	$14.29
Total investment return[2]	14.29%	13.62%	(20.77)%	4.77%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.58%	1.56%	1.42%	2.24%[4]
Expenses after fee waivers and/or expense reimbursements	0.28%	0.28%	0.25%	0.25%[4]
Net investment income (loss)	1.42%	1.51%	1.64%	1.80%[4]
Supplemental data:
Net assets, end of period (000's)	$46,614	$44,976	$40,006	$42,692
Portfolio turnover	28%	21%	39%	78%
1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  For the period February 23, 2021 (commencement of operations) through June 30, 2021.

4  Annualized.

See accompanying notes to financial statements

UBS International Sustainable Equity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class A

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.28	$9.12	$12.48	$9.62	$10.01
Net investment income (loss)[1]	0.09	0.07	0.08	0.05	0.16
Net realized and unrealized gain (loss)	0.66	1.23	(2.38)	2.93	(0.42)
Net increase (decrease) from operations	0.75	1.30	(2.30)	2.98	(0.26)
Dividends from net investment income	(0.06)	(0.01)	(0.12)	(0.12)	(0.13)
Distributions from net realized gains	—	(1.13)	(0.94)	—	—
Total dividends and distributions	(0.06)	(1.14)	(1.06)	(0.12)	(0.13)
Net asset value, end of year	$9.97	$9.28	$9.12	$12.48	$9.62
Total investment return[2]	8.14%	15.68%	(19.68)%	31.09%	(2.73)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.50%[3]	1.49%[3]	1.37%[3]	1.33%	1.41%[3]
Expenses after fee waivers and/or expense reimbursements	1.26%[3]	1.26%[3]	1.25%[3]	1.25%	1.25%[3]
Net investment income (loss)	0.95%	0.82%	0.70%	0.45%	1.60%
Supplemental data:
Net assets, end of year (000's)	$3,921	$4,103	$4,754	$9,081	$7,442
Portfolio turnover	47%	7%	53%	52%	41%

Class P

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.29	$9.15	$12.53	$9.66	$10.04
Net investment income (loss)[1]	0.12	0.09	0.09	0.09	0.18
Net realized and unrealized gains (loss)	0.65	1.23	(2.37)	2.93	(0.41)
Net increase (decrease) from operations	0.77	1.32	(2.28)	3.02	(0.23)
Dividends from net investment income	(0.08)	(0.05)	(0.16)	(0.15)	(0.15)
Distributions from net realized gains	—	(1.13)	(0.94)	—	—
Total dividends and distributions	(0.08)	(1.18)	(1.10)	(0.15)	(0.15)
Net asset value, end of year	$9.98	$9.29	$9.15	$12.53	$9.66
Total investment return[2]	8.36%	16.00%	(19.50)%	31.40%	(2.40)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.18%[3]	1.27%[3]	1.11%[3]	1.05%	1.12%[3]
Expenses after fee waivers and/or expense reimbursements	1.01%[3]	1.01%[3]	1.00%[3]	0.99%	1.00%[3]
Net investment income (loss)	1.25%	0.97%	0.74%	0.79%	1.82%
Supplemental data:
Net assets, end of year (000's)	$107,246	$107,863	$164,377	$380,983	$203,078
Portfolio turnover	47%	7%	53%	52%	41%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

4  For the period October 30, 2020 (commencement of operations) through June 30, 2021

5  Annualized.

UBS International Sustainable Equity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P2

	Years ended June 30,			Period ended
	2024	2023	2022	June 30, 2021[4]
Net asset value, beginning of period	$9.29	$9.18	$12.59	$10.05
Net investment income (loss)[1]	0.19	0.17	0.20	0.14
Net realized and unrealized gains (loss)	0.64	1.23	(2.41)	2.55
Net increase (decrease) from operations	0.83	1.40	(2.21)	2.69
Dividends from net investment income	(0.16)	(0.16)	(0.26)	(0.15)
Distributions from net realized gains	—	(1.13)	(0.94)	—
Total dividends and distributions	(0.16)	(1.29)	(1.20)	(0.15)
Net asset value, end of period	$9.96	$9.29	$9.18	$12.59
Total investment return[2]	9.08%	16.83%	(18.84)%	26.90%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.23%[3]	1.22%[3]	1.12%[3]	1.08%[5]
Expenses after fee waivers and/or expense reimbursements	0.26%[3]	0.26%[3]	0.25%[3]	0.22%[5]
Net investment income (loss)	1.98%	1.88%	1.76%	1.78%[5]
Supplemental data:
Net assets, end of period (000's)	$44,849	$44,800	$40,308	$41,571
Portfolio turnover	47%	7%	53%	52%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

4  For the period October 30, 2020 (commencement of operations) through June 30, 2021

5  Annualized.

See accompanying notes to financial statements

UBS US Dividend Ruler Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Years ended June 30,			Period ended
	2024	2023	2022	June 30, 2021[1]
Net asset value, beginning of period	$13.34	$11.83	$12.82	$10.00
Net investment income (loss)[2]	0.24	0.25	0.23	0.20
Net realized and unrealized gains (losses)	2.02	1.57	(0.84)	2.72
Net increase (decrease) from operations	2.26	1.82	(0.61)	2.92
Dividends from net investment income	(0.30)	(0.16)	(0.16)	(0.05)
Distributions from net realized gains	(0.10)	(0.15)	(0.22)	(0.05)
Total dividends and distributions	(0.40)	(0.31)	(0.38)	(0.10)
Net asset value, end of period	$15.20	$13.34	$11.83	$12.82
Total investment return[3]	17.31%	15.60%	(5.01)%	29.37%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.87%	0.94%	0.83%	1.57%[4]
Expenses after fee waivers and/or expense reimbursements	0.51%	0.51%	0.50%	0.50%[4]
Net investment income (loss)	1.75%	1.98%	1.76%	1.72%[4]
Supplemental data:
Net assets, end of period (000's)	$175,102	$137,806	$118,829	$81,981
Portfolio turnover	26%	34%	29%	24%

Class P2

	Year ended June 30, 2024	Period ended June 30, 2023[5]
Net asset value, beginning of period	$13.35	$12.10
Net investment income (loss)[2]	0.29	0.08
Net realized and unrealized gains (losses)	2.02	1.17
Net increase (decrease) from operations	2.31	1.25
Dividends from net investment income	(0.37)	—
Distributions from net realized gains	(0.10)	—
Total dividends and distributions	(0.47)	—
Net asset value, end of period	$15.19	$13.35
Total investment return[3]	17.74%	10.33%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.85%	1.18%[4]
Expenses after fee waivers and/or expense reimbursements	0.16%	0.18%[4]
Net investment income (loss)	2.10%	2.16%[4]
Supplemental data:
Net assets, end of period (000's)	$24,234	$14,250
Portfolio turnover	26%	34%

1  For the period from July 9, 2020 (commencement of operations) through June 30, 2021.

2  Calculated using the average share method.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

5  For the period March 15, 2023 (commencement of operations) through June 30, 2023.

See accompanying notes to financial statements

UBS US Quality Growth At Reasonable Price Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Years ended June 30,			Period ended
	2024	2023	2022	June 30, 2021[1]
Net asset value, beginning of period	$12.75	$10.68	$13.10	$10.00
Net investment income (loss)[2]	0.06	0.06	0.04	0.04
Net realized and unrealized gains (losses)	3.88	2.12	(2.05)	3.10
Net increase (decrease) from operations	3.94	2.18	(2.01)	3.14
Dividends from net investment income	(0.06)	—	(0.03)	(0.01)
Distributions from net realized gains	—	(0.11)	(0.38)	(0.03)
Total dividends and distributions	(0.06)	(0.11)	(0.41)	(0.04)
Net asset value, end of period	$16.63	$12.75	$10.68	$13.10
Total investment return[3]	30.98%	20.59%	(16.06)%	31.49%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.80%	0.84%	0.79%	1.23%[4]
Expenses after fee waivers and/or expense reimbursements	0.51%	0.51%	0.50%	0.50%[4]
Net investment income (loss)	0.38%	0.54%	0.28%	0.32%[4]
Supplemental data:
Net assets, end of period (000's)	$287,284	$186,544	$166,979	$116,538
Portfolio turnover	27%	41%	30%	29%

1  For the period from July 9, 2020 (commencement of operations) through June 30, 2021.

2  Calculated using the average share method.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

See accompanying notes to financial statements

UBS U.S. Small Cap Growth Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class A

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.72	$14.62	$28.15	$19.74	$19.49
Net investment income (loss)[1]	(0.09)	(0.07)	(0.13)	(0.25)	(0.11)
Net realized and unrealized gain (loss)	1.71	2.05	(7.78)	11.88	1.79
Net increase (decrease) from operations	1.62	1.98	(7.91)	11.63	1.68
Distributions from net realized gains	—	(0.88)	(5.62)	(3.22)	(1.43)
Net asset value, end of year	$17.34	$15.72	$14.62	$28.15	$19.74
Total investment return[2]	10.30%	14.23%	(33.31)%	59.94%	9.33%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.57%	1.55%	1.46%	1.43%	1.60%[3]
Expenses after fee waivers and/or expense reimbursements	1.26%	1.25%	1.24%	1.24%	1.24%[3]
Net investment income (loss)	(0.57)%	(0.43)%	(0.57)%	(0.98)%	(0.63)%
Supplemental data:
Net assets, end of year (000's)	$13,413	$15,276	$17,387	$35,268	$22,909
Portfolio turnover	51%	35%	40%	63%	79%

Class P

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.03	$17.47	$32.44	$22.37	$21.84
Net investment income (loss)[1]	(0.06)	(0.03)	(0.08)	(0.22)	(0.08)
Net realized and unrealized gains (losses)	2.07	2.47	(9.21)	13.51	2.04
Net increase (decrease) from operations	2.01	2.44	(9.29)	13.29	1.96
Dividends from net investment income	—	—	(0.06)	—	—
Distributions from net realized gains	—	(0.88)	(5.62)	(3.22)	(1.43)
Total dividends and distributions	—	(0.88)	(5.68)	(3.22)	(1.43)
Net asset value, end of year	$21.04	$19.03	$17.47	$32.44	$22.37
Total investment return[2]	10.56%	14.48%	(33.13)%	60.29%	9.62%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.28%	1.31%	1.21%	1.16%	1.29%[3]
Expenses after fee waivers and/or expense reimbursements	1.01%	1.00%	0.99%	0.99%	0.99%[3]
Net investment income (loss)	(0.32)%	(0.17)%	(0.31)%	(0.74)%	(0.37)%
Supplemental data:
Net assets, end of year (000's)	$119,902	$109,817	$110,879	$178,971	$92,754
Portfolio turnover	51%	35%	40%	63%	79%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

UBS Sustainable Development Bank Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.28	$9.62	$10.60	$11.17	$10.58
Net investment income (loss)[1]	0.24	0.17	0.10	0.13	0.21
Net realized and unrealized gains (losses)	0.03	(0.34)	(0.97)	(0.31)	0.63
Net increase (decrease) from operations	0.27	(0.17)	(0.87)	(0.18)	0.84
Dividends from net investment income	(0.23)	(0.16)	(0.10)	(0.12)	(0.21)
Distributions from net realized gains	—	—	(0.01)	(0.27)	(0.04)
Return of capital	—	(0.01)	—	—	—
Total dividends and distributions and return of capital	(0.23)	(0.17)	(0.11)	(0.39)	(0.25)
Net asset value, end of year	$9.32	$9.28	$9.62	$10.60	$11.17
Total investment return[2]	2.99%	(1.75)%	(8.13)%	(1.70)%	8.03%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.69%[3]	0.68%	0.56%	0.80%	1.07%[3]
Expenses after fee waivers and/or expense reimbursements	0.27%[3]	0.27%	0.25%	0.25%	0.25%[3]
Net investment income (loss)	2.55%	1.78%	1.01%	1.18%	1.94%
Supplemental data:
Net assets, end of year (000's)	$14,517	$14,937	$8,052	$17,510	$37,414
Portfolio turnover	28%	22%	47%	16%	80%

Class P2

	Years ended June 30,			Period ended
	2024	2023	2022	June 30, 2021[4]
Net asset value, beginning of period	$9.27	$9.61	$10.59	$11.09
Net investment income (loss)[1]	0.24	0.17	0.12	0.08
Net realized and unrealized gains (losses)	0.04	(0.33)	(0.97)	(0.23)
Net increase (decrease) from operations	0.28	(0.16)	(0.85)	(0.15)
Dividends from net investment income	(0.25)	(0.17)	(0.12)	(0.08)
Distributions from net realized gains	—	—	(0.01)	(0.27)
Return of capital	—	(0.01)	—	—
Total dividends and distributions and return of capital	(0.25)	(0.18)	(0.13)	(0.35)
Net asset value, end of period	$9.30	$9.27	$9.61	$10.59
Total investment return[2]	3.04%	(1.62)%	(8.08)%	(1.34)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.70%[3]	0.66%	0.56%	0.68%[5]
Expenses after fee waivers and/or expense reimbursements	0.17%[3]	0.16%	0.15%	0.15%[5]
Net investment income (loss)	2.64%	1.83%	1.15%	1.09%[5]
Supplemental data:
Net assets, end of period (000's)	$64,729	$71,059	$68,917	$65,659
Portfolio turnover	28%	22%	47%	16%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

4  For the period October 30, 2020 (commencement of operations) through June 30, 2021

5  Annualized.

See accompanying notes to financial statements

UBS Multi Income Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class A

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.38	$13.27	$15.66	$15.64	$15.09
Net investment income (loss)[1]	0.62	0.55	0.27	0.30	0.41
Net realized and unrealized gain (loss)	(0.20)	—	(2.42)	(0.02)	0.50
Net increase (decrease) from operations	0.42	0.55	(2.15)	0.28	0.91
Dividends from net investment income	(0.50)	(0.44)	(0.24)	(0.26)	(0.36)
Net asset value, end of year	$13.30	$13.38	$13.27	$15.66	$15.64
Total investment return[2]	3.24%	4.25%	(13.91)%	1.83%	6.14%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	2.63%[3]	2.22%	1.92%	1.73%	1.59%[3]
Expenses after fee waivers and/or expense reimbursements	0.97%[3]	0.89%	0.75%	0.75%	0.75%[3]
Net investment income (loss)	4.66%	4.09%	1.80%	1.90%	2.66%
Supplemental data:
Net assets, end of year (000's)	$287	$501	$570	$681	$650
Portfolio turnover	32%	24%	248%	169%	209%

Class P

	Years ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.39	$13.28	$15.67	$15.65	$15.10
Net investment income (loss)[1]	0.66	0.58	0.31	0.34	0.45
Net realized and unrealized gains (losses)	(0.21)	0.01	(2.43)	(0.02)	0.50
Net increase (decrease) from operations	0.45	0.59	(2.12)	0.32	0.95
Dividends from net investment income	(0.54)	(0.48)	(0.27)	(0.30)	(0.40)
Net asset value, end of year	$13.30	$13.39	$13.28	$15.67	$15.65
Total investment return[2]	3.42%	4.51%	(13.68)%	2.07%	6.40%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	2.45%[3]	2.04%	1.71%	1.52%	1.38%[3]
Expenses after fee waivers and/or expense reimbursements	0.73%[3]	0.64%	0.50%	0.50%	0.50%[3]
Net investment income (loss)	4.99%	4.34%	2.06%	2.15%	2.92%
Supplemental data:
Net assets, end of year (000's)	$20,031	$23,437	$26,702	$34,629	$37,048
Portfolio turnover	32%	24%	248%	169%	209%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; redemption or program fees results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

4  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

5  Annualized.

UBS Multi Income Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P2

Period ended June 30, 2024[4]
Net asset value, beginning of period	$12.93
Net investment income (loss)[1]	0.53
Net realized and unrealized gains (losses)	0.29
Net increase (decrease) from operations	0.82
Dividends from net investment income	(0.41)
Net asset value, end of period	$13.34
Total investment return[2]	6.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	3.84%[3,5]
Expenses after fee waivers and/or expense reimbursements	0.26%[3,5]
Net investment income (loss)	5.56%[5]
Supplemental data:
Net assets, end of period (000's)	$1
Portfolio turnover	32%

See accompanying notes to financial statements

The UBS Funds

Notes to financial statements

Organization and significant accounting policies

The UBS Funds (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized on August 13, 1993. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has ten Funds available for investment, each having its own investment objectives and policies: UBS All China Equity Fund, UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS U.S. Small Cap Growth Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, (each a "Fund", and collectively, the "Funds"). Each of the Funds is classified as a diversified investment company with the exception of UBS All China Equity Fund, UBS US Quality Growth At Reasonable Price Fund and UBS Sustainable Development Bank Bond Fund, which are classified as non-diversified for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM"), (formerly, UBS Asset Management (Americas) Inc.), is the investment advisor and administrator for the Funds. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Funds. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Funds currently offer Class A and Class P shares, with the exception of (1) UBS All China Equity Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS Sustainable Development Bank Bond Fund and UBS Multi Income Bond Fund, which currently also offer Class P2 shares and (2) UBS US Quality Growth At Reasonable Price Fund is currently only offering Class P shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, fee waiver/expense cap/expense reimbursement arrangements and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan.

The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under certain circumstances, shareholders of the Funds may receive payment for redemptions in securities rather than in cash.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The UBS Funds

Notes to financial statements

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's current shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, will not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments have a compliance date of July 24, 2024.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation: The books and records of the Funds are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk: Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and

The UBS Funds

Notes to financial statements

their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Funds in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate ("LIBOR"). LIBOR is widely used in financial markets. In July 2017, the United Kingdom's financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect a Fund's performance or NAV. Certain LIBOR tenors were discontinued by the end of 2021, while the discontinuation of others were extended to December 2024.

The conflict between Ukraine and the Russian Federation has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading

The UBS Funds

Notes to financial statements

on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on U.S. and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by Trust's Board of Trustees (the "Board") pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund's net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

The UBS Funds

Notes to financial statements

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has engaged the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Fund's portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund's Portfolio of investments.

The UBS Funds

Notes to financial statements

Investments

Asset-backed securities: Certain Funds may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities: Certain Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

The UBS Funds

Notes to financial statements

Real estate investment trusts: Certain Funds may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Fund estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Fund updates its accounting and/or tax books and records.

Restricted securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Fund's portfolio footnotes.

Securities traded on to-be-announced basis: Certain Funds may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales: UBS U.S. Small Cap Growth Fund and UBS Multi Income Bond Fund may engage in short sale transactions in which the Fund sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Fund must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Fund will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The Fund segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. The Fund incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Fund.

Because a Fund's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Fund's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Fund's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Fund.

For the period ended June 30, 2024, UBS U.S. Small Cap Growth Fund and UBS Multi Income Bond Fund did not engage in short sale transactions.

Treasury Inflation Protected Securities: Certain Funds may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is

The UBS Funds

Notes to financial statements

applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Derivative instruments

Purchased options: Certain Funds may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Funds pay a premium which is included on the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing: Certain Funds may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Fund has written, is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Fund has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Fund will be obligated to enter into a swap agreement. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Written options, if any, are included in the Statement of assets and liabilities in options and swaptions written, at value.

The UBS Funds

Notes to financial statements

Futures contracts: Certain Funds may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Fund, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Swap agreements: Certain Funds may engage in swap agreements, including, but not limited to, interest rate, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Funds accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain or loss on swap agreements, in addition to realized gain or loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Fund typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the

The UBS Funds

Notes to financial statements

contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Fund is the seller of protection are disclosed under the section "Credit default swap agreements on credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

The UBS Funds

Notes to financial statements

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Fund will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Fund's risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Fund's exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin receivable or payable, if any.

Swap agreements, if any, are shown as portfolio holdings within the Portfolio of investments.

Forward foreign currency contracts: Certain Funds may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency. Forward foreign currency contracts, if any, are reported on the Portfolio of investments.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Derivatives by underlying risk: Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Fund's portfolio of investments is representative of the volume of derivatives outstanding during the period ended June 30, 2024.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Funds may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts

The UBS Funds

Notes to financial statements

that are in a net liability position that contain these triggers can be found in the Fund's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of June 30, 2024 is reflected in the Statement of assets and liabilities.

At June 30, 2024, the Funds had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$91,683	$—	$—	$143,221	$234,904
Forward foreign currency contracts	—	419,329	—	—	419,329
Total value	$91,683	$419,329	$—	$143,221	$654,233
UBS Multi Income Bond Fund
Options and swaptions purchased	$—	$—	$667	$—	$667
Futures contracts	55,552	—	—	—	55,552
Swap agreements	21,174	—	—	—	21,174
Forward foreign currency contracts	—	2,786	—	—	2,786
Total value	$76,726	$2,786	$667	$—	$80,179

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures Contracts	$(69,709)	$—	$—	$(243,546)	$(313,255)
Forward foreign currency contracts	—	(1,294,506)	—	—	(1,294,506)
Total	$(69,709)	$(1,294,506)	$—	$(243,546)	$(1,607,761)
UBS Multi Income Bond Fund
Written Swaption Contracts	$—	$—	$(65)	$—	$(65)
Futures Contracts	(21,592)	—	—	—	(21,592)
Swap Contracts	(1,251)	—	—	—	(1,251)
Forward foreign currency contracts	—	(13,067)	—	—	(13,067)
Total	$(22,843)	$(13,067)	$(65)	$—	$(35,975)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

The UBS Funds

Notes to financial statements

During the period ended June 30, 2024, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total Value
UBS Global Allocation Fund
Options and swaptions purchased	$—	$—	$—	$53,295	$53,295
Futures contracts	(906,291)	—	—	5,190,972	4,284,681
Swap agreements	—	—	212,223	(484,775)	(272,552)
Forward foreign currency contracts	—	821,289	—	—	821,289
Total net realized gains (loss)	$(906,291)	$821,289	$212,223	$4,759,492	$4,886,713
UBS Multi Income Bond Fund
Options and swaptions written	$16,048	$2,829	$—	$—	$18,877
Futures contracts	(314,175)	—	—	—	(314,175)
Swap agreements	(85,484)	—	(41,535)	73,494	(53,525)
Forward foreign currency contracts	—	(1,169)	—	—	(1,169)
Total net realized gains (loss)	$(383,611)	$1,660	$(41,535)	$73,494	$(349,992)

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

During the period ended June 30, 2024, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$127,528	$—	$—	$(1,057,299)	$(929,771)
Swap agreements	—	—	(68,475)	50,780	(17,695)
Forward foreign currency contracts	—	(1,328,389)	—	—	(1,328,389)
Net change in appreciation (depreciation)	$127,528	$(1,328,389)	$(68,475)	$(1,006,519)	$(2,275,855)
UBS Multi Income Bond Fund
Options and swaptions purchased	$—	$—	$(4,533)	$—	$(4,533)
Options and swaptions written	—	1,955	—	—	1,955
Futures contracts	(16,207)	—	—	44,555	28,348
Swap agreements	25,969	—	19,416	(54,722)	(9,337)
Forward foreign currency contracts	—	(17,485)	—	—	(17,485)
Net change in appreciation (depreciation)	$9,762	$(15,530)	$14,883	$(10,167)	$(1,052)

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

The UBS Funds

Notes to financial statements

Offsetting of certain derivatives: The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce their credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At June 30, 2024, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

UBS Global Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$654,233	$(1,607,761)
Derivatives not subject to a MNA or similar agreements	(234,904)	313,255
Total gross amount of assets and liabilities subject to MNA or similar agreements	$419,329	$(1,294,506)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BOA	$77,170	$(3,109)	$—	$74,061
CIBC	83,976	—	—	83,976
GSI	66,801	(35,970)	—	30,831
HSBC	4,795	(4,795)	—	—
JPMCB	25,120	(90)	100,000	125,030
MSCI	2,827	(2,827)	—	—
SSB	158,640	(158,640)	—	—
Total	$419,329	$(205,431)	$100,000	$313,898
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BOA	$(3,109)	$3,109	$—	$—
CITI	(104,177)	—	—	(104,177)
GSI	(35,970)	35,970	—	—
HSBC	(204,293)	4,795	—	(199,498)
JPMCB	(90)	90	—	—
MSCI	(497,261)	2,827	—	(494,434)
SSB	(449,606)	158,640	—	(290,966)
Total	$(1,294,506)	$205,431	$—	$(1,089,075)

The UBS Funds

Notes to financial statements

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

UBS Multi Income Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$80,179	$(35,975)
Derivatives not subject to a MNA or similar agreements	(76,726)	22,843
Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,453	$(13,132)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$2,370	$—	$—	$2,370
BOA	667	(667)	—	—
CITI	416	(416)	—	—
Total	$3,453	$(1,083)	$—	$2,370
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BOA	$(4,136)	$667	$—	$(3,469)
CITI	(5,019)	416	—	(4,603)
GSI	(3,977)	—	—	(3,977)
Total	$(13,132)	$1,083	$—	$(12,049)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

The UBS Funds

Notes to financial statements

Investment advisory fees and other transactions with affiliates

The Advisor, a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee, accrued daily and paid monthly, based on each Fund's respective average daily net assets in accordance with the following per annum schedule:

Fund	Annual rate as a percentage of each Fund's average daily net assets
UBS All China Equity Fund	0.850% up to $250 million 0.825% above $250 million up to $500 million 0.800% above $500 million up to $750 million 0.775% above $750 million up to $1 billion 0.750 above $1 billion
UBS Global Allocation Fund	0.800% up to $500 million
0.750% above $500 million up to $1 billion
0.700% above $1 billion up to $1.5 billion
0.675% above $1.5 billion up to $2 billion
0.650% above $2 billion up to $3 billion
0.630% above $3 billion up to $6 billion
0.610% above $6 billion
UBS Emerging Markets Equity Opportunity Fund	0.900% up to $250 million 0.875% above $250 million up to $500 million 0.850% above $500 million up to $750 million 0.825% above $750 million up to $1 billion 0.750% above $1 billion
UBS Engage For Impact Fund	0.750% up to $250 million 0.725% above $250 million
UBS International Sustainable Equity Fund	0.800% up to $250 million
0.775% above $250 million up to $500 million
0.750% above $500 million up to $750 million
0.725% above $750 million up to $1 billion
0.675% above $1 billion up to $2 billion
0.650% above $2 billion
UBS US Dividend Ruler Fund	0.5000% up to $250 million
0.4875% above $250 million up to $500 million
0.4750% above $500 million up to $750 million
0.4625% above $750 million up to $1 billion
0.4500% above $1 billion up to $2 billion
0.4375% above $2 billion
UBS US Quality Growth At Reasonable Price Fund	0.500% all assets
UBS U.S. Small Cap Growth Fund	0.850% up to $250 million
0.825% above $250 million up to $500 million
0.800% above $500 million up to $750 million
0.775% above $750 million up to $1 billion
0.725% above $1 billion up to $2 billion
0.700% above $2 billion
UBS Sustainable Development Bank Bond Fund	0.150% up to $250 million 0.145% above $250 million up to $500 million 0.140% above $500 million up to $750 million 0.135% above $750 million up to $1 billion 0.130% above $1 billion
UBS Multi Income Bond Fund	0.500% up to $250 million 0.490% above $250 million up to $500 million 0.480% above $500 million up to $750 million 0.470% above $750 million

The UBS Funds

Notes to financial statements

For UBS All China Equity Fund, UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS U.S. Small Cap Growth Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, the Advisor has agreed to waive its fees and/or reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) to the extent necessary so that the Funds' operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy related expenses) do not exceed the expense limit of each class of shares as indicated in the following table.

For UBS International Sustainable Equity Fund, the Advisor has agreed to waive its fees and reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) do not exceed the limit of each class of shares as indicated in the following table. The contractual fee waiver and/or expense reimbursement agreement for each Fund, except UBS International Sustainable Equity Fund, will remain in place through the period ending June 30, 2024. The fee waiver and/or expense reimbursement agreement for UBS International Sustainable Equity Fund is irrevocable. Investment advisory fees, including the dollar amount waived or reimbursed, for the period ended June 30, 2024 were as follows:

Fund	Class A expense cap	Class P expense cap	Class P2 expense cap	Amount due to (due from) advisor	Advisory fees incurred	Fees waived/ expenses reimbursed
UBS All China Equity Fund	1.35%	1.10%	0.30%	$(40,877)	$24,601	$(323,175)
UBS Global Allocation Fund	1.20	0.95	—	28,186	1,272,546	(513,590)
UBS Emerging Markets Equity Opportunity Fund	1.25	1.00	0.40	102,991	4,039,412	(3,614,205)
UBS Engage For Impact Fund	1.10	0.85	0.25	(29,418)	387,135	(635,614)
UBS International Sustainable Equity Fund	1.25	1.00	0.25	81,185	1,257,260	(622,387)
UBS US Dividend Ruler Fund	N/A	0.50	0.15	76,085	845,357	(668,244)
UBS US Quality Growth At Reasonable Price Fund	N/A	0.50	—	161,534	1,143,331	(675,835)
UBS U.S. Small Cap Growth Fund	1.24	0.99	0.15	91,746	1,061,681	(348,160)
UBS Sustainable Development Bank Bond Fund	0.35	0.25	0.15	(45,016)	122,815	(413,440)
UBS Multi Income Bond Fund	0.90	0.65	0.20	(40,707)	110,684	(380,319)

For UBS All China Equity Fund Class P2, UBS Emerging Markets Opportunity Fund Class P2, UBS Engage For Impact Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS US Dividend Ruler Fund Class P2, UBS Sustainable Development Bank Bond Fund Class P2 and UBS Multi Income Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive all or portion of management fees. For the period ended June 30, 2024, the advisory fees waived was $17,675, $3,202,253, $347,170, $356,441, $97,748, $99,451 and $3 respectively. In addition, these waivers are included within the fees waived/expenses reimbursed amount disclosed in the table above.

Each Fund, except for UBS International Sustainable Equity Fund and UBS Emerging Markets Equity Opportunity Fund Class P2, will reimburse the Advisor for expenses it waives or reimburses for a period of three years following such expense waivers or reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund. The expenses waived or reimbursed for the period ended June 30, 2024 are subject to repayment through June 30, 2027.

The UBS Funds

Notes to financial statements

At June 30, 2024, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to the Advisor and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires June 30, 2025	Expires June 30, 2026	Expires June 30, 2027
UBS All China Equity Fund—Class P	$430,664	$253,147	$84,777	$92,740
UBS All China Equity Fund—Class P2	433,122	30,203[1]	190,159	212,760
UBS Global Allocation Fund—Class A	1,109,440	331,216	374,509	403,715
UBS Global Allocation Fund—Class P	297,362	86,790	100,697	109,875
UBS Emerging Markets Equity Opportunity Fund—Class P	667,831	304,903	177,843	185,085
UBS Engage For Impact Fund—Class P	131,515	47,256	48,590	35,669
UBS Engage For Impact Fund—Class P2	672,618	191,959	227,885	252,774
UBS International Sustainable Equity Fund—Class A	19,102	—	9,453	9,649
UBS International Sustainable Equity Fund—Class P	522,957	—	340,367	182,590
UBS International Sustainable Equity Fund—Class P2	104,044	—	47,393	56,651
UBS US Dividend Ruler Fund—Class P	1,459,616	371,750	554,617	533,249
UBS US Dividend Ruler Fund—Class P2	47,007	—	16,441[2]	30,566
UBS US Quality Growth At Reasonable Price Fund—Class P	1,740,738	471,365	593,538	675,835
UBS U.S. Small Cap Growth Fund—Class A	153,972	59,364	51,132	43,476
UBS U.S. Small Cap Growth Fund—Class P	979,935	324,286	350,965	304,684
UBS Sustainable Development Bank Bond Fund—Class P	155,811	50,356	40,688	64,767
UBS Sustainable Development Bank Bond Fund—Class P2	667,940	178,409	242,235	247,296
UBS Multi Income Bond Fund—Class A	21,452	8,184	7,160	6,108
UBS Multi Income Bond Fund—Class P	1,112,606	387,277	351,145	374,185
UBS Multi Income Bond Fund—Class P2	23	—	—	23[3]

1  For the period from April 21, 2022 (commencement of operations) through June 30, 2022.

2  For the period from March 15, 2023 (commencement of operations) through June 30, 2023.

3  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

Each Fund pays UBS AM a monthly administration fee that is accrued daily and paid monthly at an annual rate of 0.075% of the average daily net assets of such Fund. As of and for the period ended June 30, 2024, the Funds owed and incurred administrative fees as follows:

Fund	Administrative fees owed	Administrative fees incurred
UBS All China Equity Fund	$340	$2,171
UBS Global Allocation Fund	9,597	119,301
UBS Emerging Markets Equity Opportunity Fund	15,645	340,878
UBS Engage For Impact Fund	6,137	38,713
UBS International Sustainable Equity Fund	8,864	117,868
UBS US Dividend Ruler Fund	11,733	126,804
UBS US Quality Growth At Reasonable Price Fund	17,272	171,500
UBS U.S. Small Cap Growth Fund	8,181	93,678
UBS Sustainable Development Bank Bond Fund	9,844	61,408
UBS Multi Income Bond Fund	2,527	16,603

For UBS Emerging Markets Equity Opportunity Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS US Dividend Ruler Fund Class P2 and UBS Sustainable Development Bank Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive its retained administration

The UBS Funds

Notes to financial statements

fees. For the period ended June 30, 2024, the administration fees waived were $226,867, $17,056, $6,681 and $1,926, respectively and such amounts are not subject to future recoupment.

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the period ended June 30, 2024 have been included near the end of each Fund's Portfolio of investments.

During the period ended June 30, 2024, the Funds listed below paid broker commissions to affiliates of the investment advisor as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within investments at cost of unaffiliated issuers, and the Statement of operations within net realized gain (loss) on, and/or change in net unrealized appreciation (depreciation) on investments and/or futures contracts.

Fund	UBS Group AG
UBS Emerging Markets Equity Opportunity Fund	$11,220
UBS Engage For Impact Fund	115
UBS International Sustainable Equity Fund	4,109

During the period ended June 30, 2024, none of the Funds engaged in purchase and sale transactions where an affiliate was underwriter.

Service and distribution plans

UBS AM (US) is the principal underwriter of each Fund's shares. The Trust has adopted distribution and/or service plans ("the Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plans govern payments made for the expenses incurred in the service and/or distribution of Class A shares. Annual fees under the Plans as a percentage of the average daily net assets of each representative class of each of the Funds are as follows:

Fund	Class A
UBS Global Allocation Fund	0.25%
UBS International Sustainable Equity Fund	0.25
UBS U.S. Small Cap Growth Fund	0.25
UBS Multi Income Bond Fund	0.25

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchases of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. At June 30, 2024, certain Funds owed UBS AM (US) service and distribution fees, and for the period ended June 30, 2024, certain Funds were informed by UBS AM (US) that it had earned sales charges as follows:

Fund	Service and distribution fees owed
UBS Global Allocation Fund—Class A	$24,012
UBS U.S. Small Cap Growth Fund—Class A	2,616
UBS Multi Income Bond Fund—Class A	47

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Funds' transfer agent, and is compensated for these services by BNY Mellon, not the Funds.

The UBS Funds

Notes to financial statements

For the period ended June 30, 2024, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated service fees as follows:

Fund	Delegated service fees earned
UBS Global Allocation Fund	$39,913
UBS Emerging Markets Equity Opportunity Fund	28,872
UBS Engage For Impact Fund	9,114
UBS International Sustainable Equity Fund	16,692
UBS US Dividend Ruler Fund	42,557
UBS US Quality Growth At Reasonable Price Fund	55,680
UBS U.S. Small Cap Growth Fund	4,420
UBS Sustainable Development Bank Bond Fund	10,694
UBS Multi Income Bond Fund	648

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Fund, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At June 30, 2024, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
UBS All China Equity Fund	$94,609	$—	$99,855	$99,855	U.S. Treasury Notes and U.S. Treasury Bills
UBS Global Allocation Fund	6,564,645	6,132,415	673,724	6,806,139	U.S. Treasury Notes and U.S. Treasury Bills
UBS Engage For Impact Fund	4,261,744	3,155,901	1,357,675	4,513,576	U.S. Treasury Notes and U.S. Treasury Bills
UBS International Sustainable Equity Fund	21,593,703	19,808,678	2,969,966	22,778,644	U.S. Treasury Notes and U.S. Treasury Bills
UBS U.S. Small Cap Growth Fund	1,955,878	—	2,017,053	2,017,053	U.S. Treasury Notes and U.S. Treasury Bills
UBS Sustainable Development Bank Bond Fund	512,552	524,250	—	524,250
UBS Multi Income Bond Fund	581,327	593,325	—	593,325

*  These securities are held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

The UBS Funds

Notes to financial statements

The table below represents the disaggregation at June 30, 2024 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized
Fund	Equity securities	Corporate bonds	liabilities for securities lending transactions
UBS Global Allocation Fund	$6,132,415	$—	$6,132,415
UBS Engage For Impact Fund	3,155,901	—	3,155,901
UBS International Sustainable Equity Fund	19,808,678	—	19,808,678
UBS Sustainable Development Bank Bond Fund	—	524,250	524,250
UBS Multi Income Bond Fund	—	593,325	593,325

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement is March 31, 2025.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended June 30, 2024, the following Funds had borrowings as follows:

Fund	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
UBS Emerging Markets Equity Opportunity Fund	$7,683,923	15	$21,387	6.680%
UBS International Sustainable Equity Fund	829,605	6	924	6.680
UBS Sustainable Development Bank Bond Fund	374,236	2	139	6.680
UBS Multi Income Bond Fund	594,522	1	110	6.680

At June 30, 2024, UBS International Sustainable Equity Fund had outstanding borrowings of $782,381.

The UBS Funds

Notes to financial statements

Purchases and sales of securities

For the period ended June 30, 2024, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Fund	Purchases	Sales
UBS All China Equity Fund	$261,553	$155,879
UBS Global Allocation Fund	61,630,919	80,082,196
UBS Emerging Markets Equity Opportunity Fund	185,140,043	213,116,815
UBS Engage For Impact Fund	14,502,454	19,587,145
UBS International Sustainable Equity Fund	72,985,497	86,321,100
UBS US Dividend Ruler Fund	66,096,267	43,824,335
UBS US Quality Growth At Reasonable Price Fund	94,848,628	59,507,875
UBS U.S. Small Cap Growth Fund	62,069,592	68,591,759
UBS Sustainable Development Bank Bond Fund	22,956,398	29,813,483
UBS Multi Income Bond Fund	6,635,170	9,904,940

Shares of beneficial interest

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds were as follows:

UBS All China Equity Fund
For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares repurchased	—	—	—	—
Dividends reinvested	2,488	10,750	14,940	64,093
Net increase (decrease)	2,488	$10,750	14,940	$64,093

For the year ended June 30, 2023:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares repurchased	—	—	(59,011)	(370,000)
Dividends reinvested	1,078	5,582	8,841	45,620
Net increase (decrease)	1,078	$5,582	(50,170)	$(324,380)

The UBS Funds

Notes to financial statements

UBS Global Allocation Fund
For the year ended June 30, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	27,577	$283,624	162,675	$1,767,059
Shares repurchased	(2,495,258)	(26,316,216)	(722,665)	(7,711,675)
Dividends reinvested	230,680	2,422,142	72,688	789,392
Net increase (decrease)	(2,237,001)	$(23,610,450)	(487,302)	$(5,155,224)

For the year ended June 30, 2023:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	22,638	$226,451	119,529	$1,274,596
Shares repurchased	(1,820,227)	(18,736,816)	(734,082)	(7,784,679)
Dividends reinvested	586,059	5,801,983	165,436	1,694,068
Net increase (decrease)	(1,211,530)	$(12,708,382)	(449,117)	$(4,816,015)

UBS Emerging Markets Equity Opportunity Fund
For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	3,756,404	$27,510,821	9,803,767	$73,102,976
Shares repurchased	(6,611,261)	(49,203,654)	(11,935,465)	(89,634,708)
Dividends reinvested	263,050	1,941,306	1,330,269	9,777,477
Net increase (decrease)	(2,591,807)	$(19,751,527)	(801,429)	$(6,754,255)

For the year ended June 30, 2023:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	4,828,737	$35,768,862	32,657,395	$242,538,445
Shares repurchased	(8,506,483)	(62,314,712)	(44,885,703)	(327,531,081)
Dividends reinvested	243,790	1,760,164	1,108,438	7,980,757
Net increase (decrease)	(3,433,956)	$(24,785,686)	(11,119,870)	$(77,011,879)

The UBS Funds

Notes to financial statements

UBS Engage For Impact Fund
For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	6,395	$75,424	418,214	$4,880,115
Shares repurchased	(117,244)	(1,380,832)	(798,268)	(9,485,907)
Dividends reinvested	671	7,893	61,926	725,772
Net increase (decrease)	(110,178)	$(1,297,515)	(318,128)	$(3,880,020)

For the year ended June 30, 2023:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	243,832	$2,534,030	889,835	$9,343,883
Shares repurchased	(360,030)	(3,839,252)	(931,436)	(9,768,043)
Dividends reinvested	1,104	11,327	56,357	577,660
Net increase (decrease)	(115,094)	$(1,293,895)	14,756	$153,500

UBS International Sustainable Equity Fund
For the year ended June 30, 2024:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,728	$198,556	2,303,053	$21,889,151	615,735	$5,772,889
Shares repurchased	(72,521)	(687,267)	(3,242,309)	(30,957,107)	(1,019,190)	(9,609,067)
Dividends reinvested	2,299	21,423	77,099	718,563	81,471	755,240
Net increase (decrease)	(48,494)	$(467,288)	(862,157)	$(8,349,393)	(321,984)	$(3,080,938)

For the year ended June 30, 2023:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,976	$159,778	3,225,134	$28,484,587	1,039,920	$9,296,560
Shares repurchased	(150,344)	(1,340,222)	(11,406,068)	(100,961,200)	(1,269,525)	(11,397,677)
Dividends reinvested	53,124	440,395	1,826,515	15,123,541	664,081	5,478,670
Net increase (decrease)	(79,244)	$(740,049)	(6,354,419)	$(57,353,072)	434,476	$3,377,553

The UBS Funds

Notes to financial statements

UBS US Dividend Ruler Fund
For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	2,976,224	$41,803,441	865,837	$11,568,913
Shares repurchased	(2,059,761)	(28,568,099)	(354,434)	(4,789,716)
Dividends reinvested	275,944	3,761,118	17,254	234,477
Net increase (decrease)	1,192,407	$16,996,460	528,657	$7,013,674

For the year ended June 30, 2023:

	Class P		Class P2[1]
	Shares	Amount	Shares	Amount
Shares sold	3,147,227	$39,071,372	1,139,721	$14,521,810
Shares repurchased	(3,092,731)	(38,662,552)	(72,526)	(931,522)
Dividends reinvested	230,974	2,843,290	—	—
Net increase (decrease)	285,470	$3,252,110	1,067,195	$13,590,288

1  For the period from March 15, 2023 (commencement of operations) through June 30, 2023.

UBS US Quality Growth At Reasonable Price Fund
For the year ended June 30, 2024:

	Class P
	Shares	Amount
Shares sold	5,950,493	$84,967,516
Shares repurchased	(3,373,474)	(48,292,186)
Dividends reinvested	62,581	886,143
Net increase (decrease)	2,639,600	$37,561,473

For the year ended June 30, 2023:

	Class P
	Shares	Amount
Shares sold	5,748,065	$64,709,673
Shares repurchased	(6,894,527)	(78,567,798)
Dividends reinvested	146,866	1,539,152
Net increase (decrease)	(999,596)	$(12,318,973)

The UBS Funds

Notes to financial statements

UBS U.S. Small Cap Growth Fund
For the year ended June 30, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	69,575	$1,153,947	922,906	$17,880,372
Shares repurchased	(267,822)	(4,144,640)	(995,938)	(19,147,635)
Dividends reinvested	—	—	—	—
Net increase (decrease)	(198,247)	$(2,990,693)	(73,032)	$(1,267,263)

For the year ended June 30, 2023:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	58,600	$902,775	737,787	$13,601,673
Shares repurchased	(336,553)	(5,129,740)	(1,626,545)	(29,425,259)
Dividends reinvested	60,544	857,906	315,473	5,404,059
Net increase (decrease)	(217,409)	$(3,369,059)	(573,285)	$(10,419,527)

UBS Sustainable Development Bank Bond Fund
For the year ended June 30, 2024:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	469,713	$4,372,413	1,354,870	$12,566,927
Shares repurchased	(530,654)	(4,929,685)	(2,250,877)	(20,745,327)
Dividends reinvested	9,550	88,160	190,000	1,751,694
Net increase (decrease)	(51,391)	$(469,112)	(706,007)	$(6,426,706)

For the year ended June 30, 2023:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	1,144,928	$10,798,107	2,092,649	$19,587,223
Shares repurchased	(378,732)	(3,581,831)	(1,745,151)	(16,281,142)
Dividends reinvested	5,939	55,563	146,047	1,364,870
Net increase (decrease)	772,135	$7,271,839	493,545	$4,670,951

The UBS Funds

Notes to financial statements

UBS Multi Income Bond Fund
For the period ended June 30, 2024:

	Class A		Class P		Class P2[1]
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	769	$10,278	78	$1,000
Shares repurchased	(16,665)	(218,942)	(297,135)	(3,966,489)	—	—
Dividends reinvested	858	11,340	51,472	681,954	2	32
Net increase (decrease)	(15,807)	$(207,602)	(244,894)	$(3,274,257)	80	$1,032

1  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

For the year ended June 30, 2023:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	5,690	$76,022	524	$7,026
Shares repurchased	(12,299)	(163,846)	(312,016)	(4,164,994)
Dividends reinvested	1,116	14,864	51,216	682,452
Net increase (decrease)	(5,493)	$(72,960)	(260,276)	$(3,475,516)

Federal tax status

It is each Fund's policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from long term realized capital gains	Total distributions paid
UBS All China Equity Fund	$—	$81,710	$—	$81,710
UBS Global Allocation Fund	—	3,517,815	—	3,517,815
UBS Emerging Markets Equity Opportunity Fund	—	13,727,412	—	13,727,412
UBS Engage For Impact Fund	—	764,484	—	764,484
UBS International Sustainable Equity Fund	—	1,677,909	—	1,677,909
UBS US Dividend Ruler Fund	—	3,615,809	1,207,008	4,822,817
UBS US Quality Growth At Reasonable Price Fund	—	952,900	—	952,900
UBS U.S. Small Cap Growth Fund	—	—	—	—
UBS Sustainable Development Bank Bond Fund	—	2,147,938	—	2,147,938
UBS Multi Income Bond Fund	—	886,237	—	886,237

The UBS Funds

Notes to financial statements

	2023
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Return of capital	Total distributions paid
UBS All China Equity Fund	$—	$54,803	$—	$—	$54,803
UBS Global Allocation Fund	—	2,501	8,103,643	—	8,106,144
UBS Emerging Markets Equity Opportunity Fund	—	16,502,215	—	—	16,502,215
UBS Engage For Impact Fund	—	204,616	449,668	—	654,284
UBS International Sustainable Equity Fund	—	1,451,391	22,387,038	—	23,838,429
UBS US Dividend Ruler Fund	—	1,627,541	1,509,764	—	3,137,305
UBS US Quality Growth At Reasonable Price Fund	—	2,657	1,654,626	—	1,657,283
UBS U.S. Small Cap Growth Fund	—	—	6,492,963	—	6,492,963
UBS Sustainable Development Bank Bond Fund	—	1,449,289	—	103,872	1,553,161
UBS Multi Income Bond Fund	—	916,134	—	—	916,134

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at June 30, 2024 were as follows:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS All China Equity Fund	$4,190,321	$10,171	$(1,372,042)	$(1,361,871)
UBS Global Allocation Fund	156,286,493	12,342,633	(8,119,214)	4,223,419
UBS Emerging Markets Equity Opportunity Fund	508,314,221	40,758,638	(99,512,202)	(58,753,564)
UBS Engage For Impact Fund	50,030,367	10,389,696	(5,344,424)	5,045,272
UBS International Sustainable Equity Fund	166,368,348	17,430,825	(11,274,784)	6,156,041
UBS US Dividend Ruler Fund	167,157,268	35,584,210	(2,467,900)	33,116,310
UBS US Quality Growth At Reasonable Price Fund	217,322,392	70,823,535	(900,947)	69,922,588
UBS U.S. Small Cap Growth Fund	108,878,038	33,714,908	(11,402,251)	22,312,657
UBS Sustainable Development Bank Bond Fund	85,362,121	60,892	(6,019,309)	(5,958,417)
UBS Multi Income Bond Fund	21,319,014	108,064	(1,160,437)	(1,052,373)

The difference between book and tax basis appreciation (depreciation) on investment is primarily attributed to tax deferral of losses on wash sales, tax treatment of certain derivatives and mark-to-market of passive foreign investment companies.

At June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS All China Equity Fund	$—	$40,191	$—	$(491,330)	$(1,361,867)	$(2,629)	$(1,815,635)
UBS Global Allocation Fund	—	2,730,605	—	(5,377,825)	4,212,723	(3,289)	1,562,214
UBS Emerging Markets Equity Opportunity Fund	—	8,118,204	—	(111,841,256)	(60,278,262)	(15,686)	(164,017,000)
UBS Engage For Impact Fund	—	407,173	—	(100,881)	5,042,208	(22,272)	5,326,228
UBS International Sustainable Equity Fund	—	2,396,415	—	(19,534,813)	6,156,170	—	(10,982,228)
UBS US Dividend Ruler Fund	—	1,555,166	3,140,205	—	33,116,310	(21,742)	37,789,939
UBS US Quality Growth At Reasonable Price Fund	—	874,355	972,413	—	69,922,589	(29,513)	71,739,844
UBS U.S. Small Cap Growth Fund	—	—	—	(9,422,063)	22,312,657	—	12,890,594
UB Sustainable Development Bank Bond Fund	—	—	—	(4,837,653)	(5,958,417)	(14,001)	(10,810,071)
UBS Multi Income Bond Fund	—	664,598	—	(5,857,341)	(1,057,674)	—	(6,250,417)

The UBS Funds

Notes to financial statements

Net capital losses recognized by the Funds, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At June 30, 2024, the following Funds had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
UBS All China Equity Fund	$190,664	$300,666	$491,330
UBS Global Allocation Fund	5,377,825	—	5,377,825
UBS Emerging Markets Equity Opportunity Fund	33,517,237	78,324,019	111,841,256
UBS Engage For Impact Fund	100,881	—	100,881
UBS International Sustainable Equity Fund	466,178	19,068,635	19,534,813
UBS US Dividend Ruler Fund	—	—	—
UBS US Quality Growth At Reasonable Price Fund	—	—	—
UBS U.S. Small Cap Growth Fund	—	9,422,063	9,422,063
UBS Sustainable Development Bank Bond Fund	454,533	4,383,120	4,837,653
UBS Multi Income Bond Fund	3,290,309	2,567,032	5,857,341

During the fiscal year ended, the following Funds utilized capital loss carryforwards to offset current year realized gains:

Fund	Capital loss carryforwards utilized
UBS Global Allocation Fund	$6,192,230
UBS Engage For Impact Fund	1,822,311
UBS US Quality Growth At Reasonable Price Fund	5,052,887

At June 30, 2024, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Funds' net assets as follows:

Fund	Distributable earnings (losses)	Beneficial Interest
UBS U.S. Small Cap Growth Fund	$435,348	$(435,348)
UBS Sustainable Development Bank Bond Fund	1,214	(1,214)

These differences are primarily due to net operating losses.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of June 30, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Fund's policy to record any significant foreign tax exposures in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Funds.

The UBS Funds

Notes to financial statements

Each of the tax years in the four year fiscal period ended June 30, 2024 or since inception in the case of UBS All China Equity Fund, UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund remains subject to examination by the Internal Revenue Service and state taxing authorities and/or non-US tax authorities.

Subsequent Event—UBS All China Equity Fund

At the recommendation of UBS AM, the Board of Trustees of the Trust determined that it is in the best interests of the Fund and its shareholders to liquidate and dissolve the Fund pursuant to a Plan of Liquidation. The liquidation is expected to be completed on or about September 23, 2024. In connection with the liquidation, the Board approved, effective June 24, 2024, the closure of each class of the Fund to new investments, including new investors, additional purchases from existing investors and purchases for exchange from other funds.

The UBS Funds

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of The UBS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The UBS Funds (the "Trust"), (comprising UBS All China Equity Fund, UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS U.S. Small Cap Growth Fund, UBS Sustainable Development Bank Bond Fund and UBS Multi Income Bond Fund (collectively referred to as the "Funds")), including the portfolios of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising The UBS Funds at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising The UBS Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Global Allocation Fund
UBS International Sustainable Equity Fund
UBS U.S. Small Cap Growth Fund
UBS Multi Income Bond Fund
UBS Emerging Markets Equity Opportunity Fund
UBS Engage for Impact Fund
UBS Sustainable Development Bank Bond Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
UBS All China Equity Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from February 24, 2021 (commencement of operations) through June 30, 2021
UBS US Dividend Ruler Fund UBS US Quality Growth At Reasonable Price Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from July 9, 2020 (commencement of operations) through June 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material

The UBS Funds

Report of independent registered public accounting firm (concluded)

misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
August 23, 2024

The UBS Funds

Federal tax information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you in writing as to the federal tax status of distributions received by shareholders during the fiscal year. Accordingly, the amount of ordinary dividends paid that qualify for the dividends received deduction for corporate shareholders and the amount of foreign tax credit to be passed through to shareholders are as follows:

Fund	Dividends received deduction	Long-term capital gain	Foreign tax credit
UBS All China Equity Fund	$—	$—	$4,790
UBS Global Allocation Fund	482,151	—	—
UBS Emerging Markets Equity Opportunity Fund	—	—	2,004,158
UBS Engage For Impact Fund	183,227	—	—
UBS International Sustainable Equity Fund	—	—	336,100
UBS US Dividend Ruler Fund	3,615,809	1,207,008	—
UBS US Quality Growth At Reasonable Price Fund	952,900	—	—
UBS U.S. Small Cap Growth Fund	—	—	—
UBS Municipal Bond Fund	—	—	—
UBS Sustainable Development Bank Bond Fund	—	—	—
UBS Multi Income Bond Fund	—	—	—

Also, for the fiscal period ended June 30, 2024, the foreign source income for information reporting purposes for UBS All China Equity Fund was $92,359, UBS Emerging Markets Equity Opportunity Fund was $13,011,535 and for UBS International Sustainable Equity Fund was $3,876,501.

For the taxable period ended June 30, 2024, the Funds designate the amounts below as the maximum amount that may be considered qualified dividend income for individual shareholders.

Fund	Maximum amount considered qualified dividend income
UBS All China Equity Fund	$52,873
UBS Global Allocation Fund	1,037,171
UBS Emerging Markets Equity Opportunity Fund	11,572,198
UBS Engage For Impact Fund	878,829
UBS International Sustainable Equity Fund	2,014,009
UBS US Dividend Ruler Fund	3,615,809
UBS US Quality Growth At Reasonable Price Fund	952,900
UBS U.S. Small Cap Growth Fund	—
UBS Municipal Bond Fund	—
UBS Sustainable Development Bank Bond Fund	—
UBS Multi Income Bond Fund	—

Shareholders should not use the above information to prepare their tax returns. Since the Funds' fiscal year end is not the calendar year end, another notification will be sent with respect to calendar year 2024. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in February 2025. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Funds.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019-6028

S1197

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Shareholder meeting results

A special meeting of shareholders of the series of The UBS Funds (the "Trust") was held on Tuesday, November 21, 2023 (the "Meeting"). The Meeting was held for the following purposes:

Proposals	Affected Fund(s)
1. To elect four Trustees to the Board	All Funds
2. To approve changes to the fundamental investment restrictions regarding:
2.A. Borrowing	All Funds
2.B. Issuing Senior Securities	All Funds
2.C. Real Estate	All Funds
2.D. Commodities	UBS Emerging Markets Equity Opportunity Fund UBS Global Allocation Fund UBS International Sustainable Equity Fund UBS U.S. Small Cap Growth Fund UBS Multi Income Bond Fund
2.E. Making Loans	All Funds
2.F. Concentration	UBS International Sustainable Equity Fund
2.G. Diversification	UBS International Sustainable Equity Fund
2.H. Underwriting	UBS International Sustainable Equity Fund UBS Emerging Markets Equity Opportunity Fund UBS U.S. Small Cap Growth Fund
3. To allow the Board to amend a Fund's investment objective without Shareholder approval.	UBS Emerging Markets Equity Opportunity Fund UBS Global Allocation Fund UBS International Sustainable Equity Fund UBS U.S. Small Cap Growth Fund UBS Multi Income Bond Fund
4. To approve changing the Fund's sub-classification from "diversified" to "non-diversified" and the elimination of the related fundamental investment restriction.	UBS Emerging Markets Equity Opportunity Fund
5. To approve the elimination of the fundamental investment restrictions regarding:
5.A. Investing for control or management
5.B. Purchasing securities on margin
5.C. Investing in unseasoned issuers
5.D. Investments in other investment companies
5.E. Investments in puts, calls and straddles
5.F. Investments in oil, gas and/or mineral exploration or development programs or leases	UBS International Sustainable Equity Fund
6. To adopt a "manager of managers" investment advisory structure whereby UBS AM, the Fund's investment advisor, would be able to hire and replace sub-advisors of the Fund without Shareholder approval	UBS All China Equity Fund
UBS Engage For Impact Fund
UBS Global Allocation Fund
UBS U.S. Small Cap Growth Fund
UBS Multi Income Bond Fund
UBS Sustainable Development Bank Bond Fund
UBS US Dividend Ruler Fund
UBS US Quality Growth At Reasonable Price Fund

Proposal 1: To Elect Four Trustees to the Board. Trustees were elected by shareholders of all series of The UBS Funds. The results of voting were as follows:*

	Votes For	Votes Withheld
Adela Cepeda	75,621,538.177	1,309,094.988
Rodrigo Garcia	75,634,543.071	1,296,090.094
Muhammad Gigani	75,482,869.709	1,447,763.456
Abbie. J. Smith	75,622,836.880	1,307,796.285

*  Results are for all series of The UBS Funds.

Proposal 2: To Approve Changes to Certain Funds' Fundamental Investment Restrictions. Proposals 2.A-2.H passed with respect to UBS International Sustainable Equity Fund. UBS Global Allocation Fund, UBS Engage for Impact Fund, UBS Multi Income Bond Fund, UBS Sustainable Development Bank Bond Fund and UBS US Dividend Ruler Fund did not receive sufficient shareholder votes to pass Proposals 2.A-2.H, as applicable. A quorum was not present for UBS All China Equity Fund, UBS Emerging Markets Equity Opportunity Fund, UBS U.S. Small Cap Growth Fund and UBS US Quality Growth At Reasonable Price Fund. The results of voting were as follows:

	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS International Sustainable Equity Fund
Proposal 2.A. Borrowing	7,736,769.381	84,731.459	121,936.675	1,375,578.000
Proposal 2.B. Issuing Senior Securities	7,737,729.216	84,251.413	121,456.886	1,375,578.000
Proposal 2.C. Real Estate	7,729,724.167	97,905.397	115,807.951	1,375,578.000
Proposal 2.D. Commodities	7,702,384.690	65,758.563	175,294.262	1,375,578.000
Proposal 2.E. Making Loans	7,729,621.048	89,540.181	124,276.286	1,375,578.000
Proposal 2.F. Concentration	7,716,388.517	78,633.678	148,415.320	1,375,578.000
Proposal 2.G. Diversification	7,729,180.805	74,503.547	139,753.163	1,375,578.000
Proposal 2.H. Underwriting	7,720,068.703	75,651.068	147,717.744	1,375,578.000
	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS Global Allocation Fund
Proposal 2.A. Borrowing	3,057,197.402	491,567.369	210,323.297	7,463,241.747
Proposal 2.B. Senior Securities	3,079,312.751	431,194.695	248,580.622	7,463,241.747
Proposal 2.C. Real Estate	3,080,981.195	372,743.425	305,363.448	7,463,241.747
Proposal 2.D. Commodities	2,878,065.582	542,379.484	338,643.002	7,463,241.747
Proposal 2E. Making Loans	2,852,408.428	552,023.346	354,656.294	7,463,241.747
	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS Engage For Impact Fund
Proposal 2.A. Borrowing	670,258.316	36,423.203	56,579.748	2,053,913.664
Proposal 2.B. Senior Securities	671,606.984	36,199.163	55,455.120	2,053,913.664
Proposal 2.C. Real Estate	661,752.782	44,572.780	56,935.705	2,053,913.664
Proposal 2.E. Making Loans	665,709.828	38,956.576	58,594.863	2,053,913.664
	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS Multi Income Bond Fund
Proposal 2.A. Borrowing	361,960.310	41,197.061	17,056.282	695,302.291
Proposal 2.B. Senior Securities	367,985.938	38,542.208	13,685.507	695,302.291
Proposal 2C. Real Estate	357,335.511	34,474.208	28,403.934	695,302.291
Proposal 2.D. Commodities	358,627.730	36,536.208	25,049.715	695,302.291
Proposal 2.E. Making Loans	353,171.589	47,999.653	19,042.411	695,302.291

	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS Sustainable Development Bank Bond Fund
Proposal 2.A. Borrowing	1,489,562.831	59,169.150	89,434.019	4,138,838.392
Proposal 2.B. Issuing Senior Securities	1,491,824.425	55,341.361	91,000.214	4,138,838.392
Proposal 2.C. Real Estate	1,484,890.997	63,576.093	89,698.910	4,138,838.392
Proposal 2.E. Making Loans	1,482,572.175	57,731.641	97,862.184	4,138,838.392
	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS US Dividend Ruler Fund
Proposal 2.A. Borrowing	1,049,794.969	82,722.087	67,549.892	4,722,046.806
Proposal 2.B. Issuing Senior Securities	1,049,085.452	77,830.187	73,151.309	4,722,046.806
Proposal 2.C. Real Estate	1,036,062.006	92,695.660	71,309.282	4,722,046.806
Proposal 2.E. Making Loans	1,010,125.604	122,795.229	67,146.115	4,722,046.806

Proposal 3: To Allow the Board of Trustees to Amend Certain Funds' Investment Objectives without Shareholder Approval. UBS Global Allocation Fund, UBS International Sustainable Equity Fund and UBS Multi Income Bond Fund did not receive sufficient shareholder votes to pass Proposal 3. A quorum was not present for UBS Emerging Markets Equity Opportunity Fund and UBS U.S. Small Cap Growth Fund. The results of voting were as follows:

	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS Global Allocation Fund	2,500,043.312	1,067,698.902	191,345.854	7,463,241.747
UBS International Sustainable Equity Fund	5,282,477.938	2,526,246.452	134,713.125	1,375,578.000
UBS Multi Income Bond Fund	324,192.122	83,263.750	12,757.781	695,302.291

Proposal 4: To Approve Changing UBS Emerging Markets Equity Opportunity Fund's Sub-Classification From "Diversified" to "Non-Diversified" and the Elimination of the Related Fundamental Investment Restriction. A quorum was not present for UBS Emerging Markets Equity Opportunity Fund.

Proposal 5: To Approve the Elimination of Certain of UBS International Sustainable Equity Fund's Fundamental Investment Restrictions. Proposals 5.A-5.F passed with respect to UBS International Sustainable Equity Fund. The results of voting were as follows:

	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
Proposal 5A. Investing for Control or Management	7,662,790.911	149,171.771	131,474.833	1,375,578.000
Proposal 5.B. Purchasing Securities on Margin	7,662,500.345	150,494.658	130,442.512	1,375,578.000
Proposal 5.C. Investing in Unseasoned Issuers	7,647,913.633	168,365.810	127,158.072	1,375,578.000
Proposal 5.D. Investments in Other Investment Companies	7,671,591.761	135,251.478	136,594.276	1,375,578.000
Proposal 5.E. Investments in Puts, Calls and Straddles	7,621,878.012	158,484.194	163,075.309	1,375,578.000
Proposal 5.F. Investments in Oil, Gas and/or Mineral Exploration or Development Programs or Leases	7,552,519.947	270,577.336	120,340.232	1,375,578.000

Proposal 6: To Adopt a "Manager of Managers" Investment Advisory Structure for Certain Funds. UBS Engage for Impact Fund, UBS Global Allocation Fund, UBS Multi Income Bond Fund, UBS Sustainable Development Bank Bond Fund and UBS US Dividend Ruler Fund did not receive sufficient shareholder votes to pass Proposal 6. A quorum was not present for UBS All China Equity Fund, UBS U.S. Small Cap Growth Fund and UBS US Quality Growth At Reasonable Price Fund. The results of voting were as follows:

	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
UBS Engage For Impact Fund	645,539.605	62,278.441	55,443.221	2,053,913.664
UBS Global Allocation Fund	3,092,777.400	453,472.452	212,838.216	7,463,241.747
UBS Multi Income Bond Fund	342,319.363	41,944.123	35,950.167	695,302.291
UBS Sustainable Development Bank Bond Fund	1,445,108.233	79,021.153	114,036.614	4,138,838.392
UBS US Dividend Ruler Fund	994,103.470	117,297.406	88,666.072	4,722,046.806

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $496,439

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

February 27, 2024 Meetings

At the meeting of the Board of Trustees (the "Board") of The UBS Funds (the "Trust"), held on February 27, 2024 (the "February Meeting"), the Board, including those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or UBS Asset Management (Americas) Inc. (the "Advisor" or "UBS AM")) and its affiliates (together, the "Independent Trustees"), considered amendments (the "Amendments") to the investment advisory agreements (the "Advisory Agreements") between the Trust and the Advisor for the UBS All China Equity Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Sustainable Development Bank Bond Fund, UBS Multi Income Bond Fund, UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund (each a "Fund," and together, the "Funds").

At the February Meeting, the Advisor reported that the Board was being asked to approve Amendments to each of the Advisory Agreements relating to the Funds to reflect the proposed reorganization of the Advisor from a Delaware corporation to a Delaware limited liability company (the "Reorganization"). The Advisor reported that in June 2023, UBS Group AG ("UBS") acquired Credit Suisse Group AG ("Credit Suisse") and that as part of the integration of Credit Suisse into UBS, UBS AM will merge or otherwise consolidate with Credit Suisse Asset Management, LLC ("CSAM"). To facilitate the consolidation of UBS AM and CSAM, the Advisor reported that it will effect the Reorganization through a change of its form of organization from a corporation to a limited liability company organized under the laws of the state of Delaware in a conversion pursuant to Delaware statute and to a change in its name to UBS Asset Management (Americas) LLC.

The Advisor represented, and the Board considered, that the Reorganization will involve no change to: (i) the investment processes and strategies employed in the management of the Funds' assets; (ii) the nature and level of services provided to the Funds; (iii) the individuals primarily responsible for the day-to-day management of Fund assets; or (iv) the trustees and officers of the Funds. The Advisor further reported that the personnel who primarily provide investment management services to the Funds pursuant to the Agreements prior to the Reorganization will continue to serve in such roles immediately after the Reorganization. It was noted that the Amendments contain no changes to the Agreements other than to reflect UBS AM's new name and form of organization resulting from the Reorganization, and all other provisions of the Agreements would remain in full force and effect, including contractual fee provisions. Accordingly, the Boards considered the information provided in connection with its prior review of the renewal of the Agreements in considering the approval of the Amendments.

After full consideration of the information discussed above, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the approval of the Amendments to the Advisory Agreement for each Fund was in the interests of the Fund and its shareholders.

June 6-7, 2024 Meetings

At the meeting of the Board of Trustees (the "Board") of The UBS Funds (the "Trust"), held on June 6 and 7, 2024 (the "Meeting"), the Board, including those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or UBS Asset Management (Americas) LLC (the "Advisor") and its affiliates (together, the "Independent Trustees"), considered the continuation of the investment advisory agreements (the "Advisory Agreements") between the Trust and the Advisor for the UBS All China Equity Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Sustainable Development Bank Bond Fund, UBS Multi Income Bond Fund, UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund (each a "Fund," and together, the "Funds"). Prior to the Meeting, the Independent Trustees' counsel had sent to the Advisor a request detailing the information that the Independent Trustees wished to receive in connection with their consideration of the continuation of the Advisory Agreements. The Independent Trustees met with their independent counsel, as well as an independent consultant engaged by the Board to assist in the annual Advisory Agreement review process on May 28, 2024 and June 6, 2024, to discuss the materials provided to them in response to the information request, including materials prepared by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc. ("Broadridge Reports"), an independent statistical compilation company, providing comparative expense information on an actual and contractual basis and comparative performance information for the Funds. The Independent Trustees also reviewed information provided in response to their request for additional information from the Advisor in connection with the Advisory Agreements. The Board also made reference to information and material that had been provided to the Independent Trustees throughout the year at Board meetings.

At the Meeting, the Board considered a number of factors in connection with its deliberations concerning the continuation of the Advisory Agreement for each Fund, including: (i) the nature, extent, and quality of the services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the Fund's expenses, costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) whether economies of scale are realized by the Advisor with respect to the Fund, as it grows larger, and the extent to which the economies of scale are reflected in the level of the management fees charged.

Nature, extent, and quality of services.

In considering the nature, extent, and quality of the services provided by the Advisor to a Fund, the Board reviewed the material presented by the Advisor describing the various services provided to each Fund. The Board noted that in addition to investment management services, the Advisor provides each Fund with operational, legal, and compliance support. The Board also considered the scope and depth of the Advisor's organization and the experience and expertise of the professionals currently providing investment management and other services to the Funds. The Board considered that the Advisor was a well-established investment management organization employing investment personnel with significant experience in the investment management industry. The Board also considered that, effective May 1, 2024, the Advisor acquired Credit Suisse Asset Management, LLC. The Board considered that this transaction has increased the Advisor's asset management capabilities, expanded the Advisor's presence in key markets, and broadened the Advisor's product offering. The Board also considered the Advisor's in-house research capabilities, as well as other research services available to it, including research services available to the Advisor as a result of securities transactions effected for the Funds and the Advisor's other investment management clients, and noted that the Advisor had extensive global research capabilities.

The Board also evaluated the Advisor's portfolio management process for each Fund, including the use of risk management techniques and the proprietary technologies utilized to structure the Fund's portfolio. The Board noted that various presentations had been made by investment personnel at Board meetings throughout the year concerning the Funds' investment performance and investment strategies.

The Board also noted and discussed the services that the Advisor and its affiliates provide to the Funds under other agreements with the Trust, including administration services provided by the Advisor, underwriting services provided by UBS Asset Management (US) Inc. ("UBS AM (US)"), and sub-transfer agency services provided by UBS Financial Services Inc. ("UBS Financial Services"). In connection with the non-investment management services, the Board also considered the quarterly reports that the Advisor provides to the Board throughout the year pertaining to brokerage commissions, soft dollars, portfolio valuations, and Rule 12b-1 fees, among others. In addition, the Board considered the presentations provided with respect to distribution strategies for the Funds. The Board noted management's continuing endeavors and expenditures to address areas of heightened concern in the mutual fund industry, including geopolitical concerns, and comply with new regulations applicable to the Fund, such as business continuity testing following Russia's invasion of Ukraine, compliance with the SEC's new "tailored shareholder report" requirements, proxy vote reporting and the Rule 35d-1 (names rule) amendments. After analyzing the services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent, and quality of services provided to each Fund were consistent with the operational requirements of each Fund, and met the needs of the Fund's shareholders.

Performance.

In evaluating the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer universe over various time periods. The Board also reviewed the memoranda provided by the Advisor providing an analysis of the markets and the Funds' performance during the past year. In reviewing the Broadridge Reports, the Board noted that for the one-year period ended February 29, 2024, the UBS U.S. Small Cap Growth Fund, UBS All China Equity Fund and UBS US Dividend Ruler Fund had appeared in the second performance quintile of their respective performance universe; and the UBS International Sustainable Equity Fund and UBS Quality Growth At Reasonable Price Fund appeared in the third performance quintile of their respective performance universe. The Board further noted that for the one-year period ended February 29, 2024, the UBS Global Allocation Fund, UBS Engage For Impact Fund and UBS Sustainable Development Bank Bond Fund appeared in the fourth performance quintile of their respective performance universe; and the UBS Emerging Markets Equity Opportunity Fund and UBS Multi Income Bond Fund appeared in the fifth performance quintile of their respective performance universe, with each such Fund's annualized total return below the median of its respective performance universe during such period. In evaluating the performance of the Funds following a sustainable investing focused strategy, the Board also considered how the Advisor evaluates whether a sustainable investing Fund is achieving its sustainable investing mandate.

At the Board's request, the Advisor further addressed the performance data for the UBS International Sustainable Equity Fund, UBS Quality Growth At Reasonable Price Fund, UBS Global Allocation Fund, UBS Engage For Impact Fund, UBS Sustainable Development Bank Bond Fund, UBS Emerging Markets Equity Opportunity Fund and UBS Multi Income Bond Fund, each of which had Class P shares' performance ranking below the 50th percentile within its performance universe for the one-year period ended February 29, 2024.

In explaining the performance of the UBS International Sustainable Equity Fund for the one-year period ended February 29, 2024, the Advisor noted that the Fund was in the 56th percentile of its performance universe and its performance was only 48 basis points (i.e., 0.48%) below the performance universe median. The Advisor explained that the Fund's underperformance was due mostly to stock selection in the energy and consumer staples sectors. In discussing the Fund's performance, the Advisor also addressed the Fund's sustainable strategy and its performance with respect to its sustainability metrics.

In explaining the performance of the UBS Quality Growth At Reasonable Price Fund for the one-year period ended February 29, 2024, the Advisor stated that the Fund was in the 58th percentile of its performance universe. The Advisor also noted that while the Fund's performance was below the performance universe median for the one-year period, the Fund was in the 1st quintile (4th percentile) of the performance universe for the three-year period ended February 29, 2024.

In explaining the performance of the UBS Global Allocation Fund for the one-year period ended February 29, 2024, the Advisor reported that tactical asset allocation decisions and security selection decisions negatively impacted the Fund's relative performance. Within asset allocation, the Advisor noted that the last three years have been an eventful and challenging time for active managers, with major macro events like the Russia/Ukraine war, the Israel/Hamas war and the Silicon Valley Bank collapse. The Advisor then reviewed the impact of various overweighted and underweighted Fund positions that affected the Fund's performance.

In explaining the performance of the UBS Engage For Impact Fund for the one-year period ended February 29, 2024, the Advisor explained that performance was driven primarily by stock selection in the materials and financials sectors, and that stock selection in consumer discretionary and information technology sectors detracted the most from performance. The Advisor highlighted the Fund's two main detractors as not owning stock in NVIDIA and the investment team's position in China Mengniu Dairy. The Advisor also explained differences between the Fund's holdings and the holdings of funds included in its performance universe due to the Fund's impact strategy, and the Board considered how the Advisor measures whether the Fund is achieving its impact strategy.

In explaining the performance of the Sustainable Development Bank Bond Fund for the one-year period ended February 29, 2024, the Advisor explained that the Fund underperformed its peer universe because the Fund employs a different investment mandate than the other funds in the peer universe. The Advisor noted that most of the funds in the Refinitiv Lipper Global Income Fund category, the Fund's performance universe, utilize a wide range of security types, while the Fund only invests in multilateral development bank securities.

In explaining the performance of the UBS Emerging Markets Equity Opportunity Fund for the one-year period ended February 29, 2024, the Advisor reported that underperformance was mainly driven by market concerns over intensifying competition in the Chinese e-commerce sector, which were a drag on the Fund's Chinese holdings and hindered performance recovery in the first quarter of 2023. The Advisor noted that it had instituted enhancements to its investment process, including the format of sector review and review of its long-term assumptions in investments to allow the Advisor to be able to better mitigate potential negative impacts of various market actions.

In explaining the performance of the UBS Multi Income Bond Fund for the one-year period ended February 29, 2024, the Advisor reported that while the Fund underperformed in its peer universe, which is a heterogenous collection of funds with different investment styles and strategies, it provided positive returns consistent with its investment objective and investment strategies. The Advisor noted that the Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, for the one-year period ending February 29, 2024.

The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of each Fund that underperformed in comparison to its peer universe. The Board determined, after analyzing the performance data, that the performance of each Fund was acceptable as compared with relevant performance standards, given the investment strategies and risk profile of each Fund, the expectations of the shareholder base and the current market environment.

Fund fees and expenses.

When considering the fees and expenses borne by each Fund, and the reasonableness of the management fees paid to the Advisor in light of the services provided to each Fund, the Board compared the fees charged by the Advisor to each Fund to fees charged to the funds in its peer group for comparable services, as provided in the Broadridge Reports, on both an actual (taking into account expense limitation arrangements) and a contractual basis (assuming all funds in the peer expense group were similar in size to the respective Fund).

In examining the Broadridge Reports, and in reviewing comparative costs, it was noted that the UBS Global Allocation Fund, UBS All China Equity Fund, UBS Sustainable Development Bank Bond Fund, UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund had a contractual management fee rate lower than or equal to the Broadridge median of its respective expense group.

The Board noted that the UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund and UBS Multi Income Bond Fund had a contractual management fee rate higher than the Broadridge median in its respective Broadridge expense group.

The Advisor also noted, however, that the results of such expense comparisons showed that the actual management fee rate for each Fund was equal to or lower than the Broadridge median of the Fund's respective Broadridge expense group. In addition, the Board reviewed the actual total expenses of each Fund and noted that each Fund had total expenses that were comparable to or lower than the Broadridge median in its respective Broadridge expense group, except for the UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund and UBS Multi Income Bond Fund. After reviewing the fee and expense information, the Board asked the Advisor to further discuss the fees and expenses of the UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund and UBS Multi Income Bond Fund.

The Advisor first addressed the UBS International Sustainable Equity Fund, which reported contractual management fees and total expenses that were higher than its Broadridge peer group median. The Advisor highlighted that the Fund's total expense ratio is five basis points (i.e., 0.05%) higher than the peer group median. The Advisor further highlighted its belief that the Fund's actual management fee decreased 13 basis points (i.e., 0.13%) year over year and remains competitive with the current expense cap in place, as illustrated by the Fund's Class P shares' ranking in the 33rd percentile of the peer group. As such, the Advisor reported that it did not view the Fund as an outlier with respect to expenses.

The Advisor next addressed the UBS U.S. Small Cap Growth Fund, which reported contractual management fees and total expenses higher than its Broadridge peer group median. The Advisor highlighted that the Fund's total expense ratio is only 2.3 basis points (i.e., 0.023%) higher than the peer group median. The Advisor further noted that due to the waiver associated with the Fund's expense cap, the Fund's actual management fees are ranked in the 1st percentile of the peer group. Thus, the Advisor reported that it did not view the Fund as an outlier with respect to expenses.

The Advisor then addressed the UBS Emerging Markets Equity Opportunity Fund, which reported contractual management fees higher than its Broadridge peer group median. The Advisor highlighted that the Fund's actual management fee and total expense ratio both ranked in the 39th percentiles, respectively. As such, the Advisor did not consider the Fund to be an expense outlier.

The Advisor next addressed the UBS Engage For Impact Fund, which reported contractual management fees higher than its Broadridge peer group median. The Advisor highlighted that the Fund's actual management fee and total expense ratio both ranked in the 1st and 17th percentiles, respectively. As such, the Advisor did not consider the Fund to be an expense outlier.

The Advisor then addressed the UBS Multi Income Bond Fund, which reported contractual management fees and total expense higher than its Broadridge peer group median. The Advisor noted that the difference between the Fund's contractual management fee and the expense group median is 2.5 basis points (i.e., 0.025%). The Advisor further noted that the combination of the Fund's asset level and the current expense limitation agreement results in the Fund waiving the actual advisory and actual administration fees (both comprising the actual management fee)

in their entirety. With the expense limitation agreement currently in place, the Fund's Class P shares' actual management fee ranks in the 1st percentile within its expense peer group, and the actual total expenses for the Fund's Class P shares rank in the 64th percentile in the expense peer group, and are only 1.5 basis points (i.e., 0.015%) higher than the expense peer group median. As such, the Advisor does not view the Fund as an outlier.

The Board also considered the extent to which the Advisor currently waives management fees and/or reimburses expenses for a Fund and its share classes, including the basis for the Advisor's determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund.

The Board also received and considered information about the fee rates charged to other funds and accounts that are managed by the Advisor, including the Advisor's explanations of differences among such funds and accounts where relevant. After discussing the information about the other funds and accounts with the Advisor, the Board determined that the fees charged by the Advisor to the Funds were within a reasonable range, giving effect to differences in services performed for such other funds and accounts as compared to such fee rates. The Board, after reviewing all pertinent material, concluded that the management fee payable under each Fund's Advisory Agreement was fair and reasonable, both on an absolute basis and in comparison with the fees of other funds identified in its expense group.

Costs and profitability.

The Board considered the costs of providing services to the Funds and the profitability of the Funds to the Advisor and its affiliates by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and expenses. The Board reviewed the profitability of each Fund to the Advisor and its affiliates, and the compensation that was received for providing services to each Fund. The profitability analysis, which provided information for the last two calendar years, included schedules relating to the revenue and expenses attributable to: (i) the investment advisory and administration services provided by the Advisor; (ii) the distribution and shareholder services provided by UBS AM (US) and UBS Financial Services; (iii) the transfer agency-related services provided by UBS Financial Services; and (iv) all services provided by the Advisor, UBS AM (US), and UBS Financial Services shown on a consolidated basis. In discussing the profitability analysis with the Board, the Advisor, as requested by the Board, provided the Board with a presentation on the methodology utilized in the profitability analysis, including changes to such methodology from the prior year. The Board noted that the methodology used for the profitability analysis provided to the Board for purposes of its annual review of the Advisory Agreements was reasonable. The Advisor also explained to the Board the reasons for any changes in profitability of each Fund from last calendar year to this calendar year.

The Board also considered "fallout" or ancillary benefits to the Advisor or its affiliates as the result of their relationship with the Funds; for example, the ability to attract other clients due to the Advisor's role as investment advisor to the Funds and the research services available to the Advisor through soft dollar brokerage commissions. The Independent Trustees also considered the ancillary benefits received by the Advisor's affiliates, UBS Securities LLC and UBS Group AG, in the form of commissions for executing securities transactions for the Funds. Upon closely examining the information provided concerning the Advisor's profitability, the Board concluded that the level of profits realized by the Advisor and its affiliates with respect to each Fund, if any, was reasonable in relation to the nature and quality of the services that were provided.

Economies of scale.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. The Board noted that with respect to most Funds, any actual or potential economies of scale are, or will be, shared with the Fund and its shareholders through existing management fee breakpoints so that as the Fund grows in size, its effective management fee declines. The Board noted that each Fund, except the UBS US Quality Growth At Reasonable Price

Fund had a breakpoint schedule that provided for continuing breakpoint(s) past the current asset level for the Fund. Based on each Fund's fees and expenses and the Advisor's profitability analysis, the Board concluded that any actual or potential economies of scale would be reasonably shared with a Fund and its shareholders.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Ms. Abbie Smith, care of Keith A. Weller, the Secretary of The UBS Funds at UBS Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Dated:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Dated:	September 9, 2024

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Dated:	September 9, 2024